UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07443

Name of Registrant: Vanguard Whitehall Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Item 1: Schedule of Investments

Vanguard International Explorer Fund

Schedule of Investments (unaudited)

As of January 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (97.1%)1
Australia (4.3%)
Computershare Ltd.	1,345,599	13,160
Iluka Resources Ltd.	2,094,685	12,021
Tox Free Solutions Ltd.	5,337,375	10,728
Ansell Ltd.	547,555	9,869
oOh!media Ltd.	2,861,954	9,702
Mirvac Group	4,920,818	7,580
Fairfax Media Ltd.	11,707,454	7,556
Incitec Pivot Ltd.	2,439,068	7,129
Domino's Pizza Enterprises Ltd.	151,696	6,844
Spotless Group Holdings Ltd.	8,552,373	6,103
^ Japara Healthcare Ltd.	3,284,183	5,226
Link Administration Holdings Ltd.	831,980	4,843
Mantra Group Ltd.	1,784,551	3,671
Regis Healthcare Ltd.	1,099,902	3,644
Amcor Ltd.	303,234	3,291
SEEK Ltd.	215,273	2,360
Asaleo Care Ltd.	1,794,610	2,053
^ Estia Health Ltd.	1,003,698	2,044
^,* Karoon Gas Australia Ltd.	1,374,635	1,875
		119,699
Austria (1.3%)
Lenzing AG	100,000	14,287
ANDRITZ AG	144,985	7,837
Wienerberger AG	264,678	5,109
Schoeller-Bleckmann Oilfield Equipment AG	59,483	4,483
BUWOG AG	185,240	4,420
		36,136
Belgium (0.7%)
Ontex Group NV	222,428	6,736
Cie d'Entreprises CFE	52,608	5,810
D'ieteren SA	95,379	4,309
* Galapagos NV	49,600	3,232
		20,087
China (2.3%)
* SINA Corp.	232,585	16,216
Shenzhou International Group Holdings Ltd.	2,482,000	15,310
* New Oriental Education & Technology Group Inc. ADR	164,005	7,798
ANTA Sports Products Ltd.	2,437,000	7,757
Belle International Holdings Ltd.	8,858,000	5,399
CSPC Pharmaceutical Group Ltd.	4,756,000	5,353
Haitian International Holdings Ltd.	1,807,000	3,676
* Tarena International Inc. ADR	188,105	2,782
		64,291
Denmark (1.4%)
Matas A/S	1,250,000	18,228
* H Lundbeck A/S	249,267	10,706
*,2 Nets A/S	250,000	4,411

	Ambu A/S Class B	100,000	4,279
*	OW Bunker A/S	1,000,000	—
			37,624
Finland (0.3%)
	Tikkurila Oyj	246,217	5,024
	Huhtamaki Oyj	80,000	2,937
			7,961
France (7.4%)
	SPIE SA	1,250,000	28,349
*	Ubisoft Entertainment SA	825,000	27,125
	Rubis SCA	299,999	25,258
^	Elis SA	1,125,000	20,144
*	Marie Brizard Wine & Spirits SA	900,000	16,249
*,2 Maisons du Monde SA		390,663	11,019
*	ID Logistics Group	69,999	10,770
	Lectra	554,219	10,753
	Imerys SA	122,908	9,870
	Groupe Eurotunnel SE	965,000	8,977
*	Virbac SA	36,521	6,738
	Eurazeo SA	108,699	6,695
	Orpea	61,653	5,024
	Albioma SA	255,835	4,366
	Teleperformance	40,000	4,282
	BioMerieux	25,049	3,963
	Wendel SA	33,264	3,937
			203,519
Germany (4.8%)
	Duerr AG	250,000	21,688
	BRAAS Monier Building Group SA	770,000	21,011
	XING AG	82,500	16,157
	Grand City Properties SA	625,000	11,413
*	Senvion SA	770,000	10,105
	RIB Software AG	750,000	9,589
	Wacker Chemie AG	62,500	7,554
	Zeal Network SE	220,000	6,922
	STRATEC Biomedical AG	123,627	6,517
	SAF-Holland SA	365,484	5,559
	Sartorius AG Preference Shares	58,461	4,115
	Deutsche Beteiligungs AG	110,136	3,964
^	ElringKlinger AG	173,940	3,087
*,2 windeln.de SE		850,000	3,075
^,* Hypoport AG		9,810	903
			131,659
Hong Kong (1.8%)
	L'Occitane International SA	7,823,000	15,434
	Techtronic Industries Co. Ltd.	4,439,500	15,355
	Hysan Development Co. Ltd.	1,373,000	6,257
	Samsonite International SA	1,662,900	5,222
	Johnson Electric Holdings Ltd.	1,651,625	4,395
	Value Partners Group Ltd.	4,491,000	3,856
			50,519
India (2.1%)
	Gujarat Pipavav Port Ltd.	6,724,221	13,872
	Apollo Hospitals Enterprise Ltd.	741,632	13,432
	Container Corp. Of India Ltd.	616,702	10,826

	Idea Cellular Ltd.	5,969,556	9,698
	Phoenix Mills Ltd.	1,116,943	5,696
	Multi Commodity Exchange of India Ltd.	205,558	3,565
^,* Elis SA Rights Exp. 02/03/2017		1,250,000	1,286
			58,375
Indonesia (0.1%)
	Matahari Department Store Tbk PT	3,465,800	3,837

Ireland (4.3%)
	Smurfit Kappa Group plc	925,000	24,381
*	Dalata Hotel Group plc	5,000,000	23,162
	Glanbia plc	925,000	15,623
	Kingspan Group plc	475,000	13,842
	Irish Continental Group plc	2,375,000	12,095
	Irish Residential Properties REIT plc	8,250,000	10,339
	Origin Enterprises plc	1,485,000	10,181
*	Cairn Homes plc	5,854,846	8,016
			117,639
Italy (7.3%)
2	Anima Holding SPA	6,812,016	40,620
	Cerved Information Solutions SPA	3,197,405	26,168
^,* Yoox Net-A-Porter Group SPA		900,000	22,576
	Salvatore Ferragamo SPA	606,146	16,033
	Moncler SPA	761,170	14,628
	Maire Tecnimont SPA	5,000,000	14,087
	Credito Emiliano SPA	1,675,000	10,886
	DiaSorin SPA	175,306	10,467
	Brunello Cucinelli SPA	431,223	9,762
2	Infrastrutture Wireless Italiane SPA	1,802,466	8,542
	Autogrill SPA	913,656	8,035
2	OVS SPA	1,419,252	7,924
2	Banca Sistema SPA	2,371,523	5,850
	Cairo Communication SPA	900,000	3,476
*,2 Technogym SPA		625,000	3,127
			202,181
Japan (24.9%)
	Nippon Shinyaku Co. Ltd.	649,700	33,786
	Tokai Tokyo Financial Holdings Inc.	3,820,500	21,217
	Digital Garage Inc.	1,123,200	20,684
	Hitachi Transport System Ltd.	894,400	18,254
	Tsuruha Holdings Inc.	186,100	17,494
	Kureha Corp.	411,600	17,456
	Ai Holdings Corp.	842,100	16,202
	Glory Ltd.	514,500	16,074
	Koito Manufacturing Co. Ltd.	299,400	15,882
	Kakaku.com Inc.	850,700	15,400
	Nitta Corp.	548,700	14,907
	Shinmaywa Industries Ltd.	1,472,000	13,766
	Arcs Co. Ltd.	609,400	13,731
	Aica Kogyo Co. Ltd.	517,900	13,508
	Zenkoku Hosho Co. Ltd.	388,555	13,449
	Nippon Densetsu Kogyo Co. Ltd.	807,600	13,304
	Alps Electric Co. Ltd.	471,590	12,561
	Musashi Seimitsu Industry Co. Ltd.	428,900	11,807
	Daikyonishikawa Corp.	890,400	11,614
	Kissei Pharmaceutical Co. Ltd.	445,800	10,937

Temp Holdings Co. Ltd.	626,500	10,865
Trusco Nakayama Corp.	477,800	10,852
JSP Corp.	439,100	10,189
Unipres Corp.	469,200	9,899
Kuroda Electric Co. Ltd.	469,200	9,678
Taiheiyo Cement Corp.	2,736,000	9,560
SCSK Corp.	253,400	9,512
OBIC Business Consultants Co. Ltd.	195,900	9,249
Asahi Intecc Co. Ltd.	223,770	9,107
* IHI Corp.	3,316,245	8,930
Kyudenko Corp.	320,130	8,687
Obara Group Inc.	179,800	8,459
Sanwa Holdings Corp.	907,890	8,451
Nippon Shokubai Co. Ltd.	121,061	8,343
Sumitomo Real Estate Sales Co. Ltd.	364,700	8,299
Lintec Corp.	367,300	8,220
TPR Co. Ltd.	285,800	8,147
Ferrotec Corp.	530,400	7,607
Tokyo Steel Manufacturing Co. Ltd.	818,100	7,373
Teijin Ltd.	341,800	7,214
NEC Networks & System Integration Corp.	387,400	7,057
Nabtesco Corp.	265,200	6,917
H2O Retailing Corp.	414,900	6,867
Kenedix Inc.	1,823,900	6,818
Ezaki Glico Co. Ltd.	147,800	6,766
Nihon Parkerizing Co. Ltd.	511,900	6,269
^ Jamco Corp.	278,900	6,221
Toyo Tire & Rubber Co. Ltd.	508,400	6,167
Tokyo TY Financial Group Inc.	177,243	6,165
Takara Leben Co. Ltd.	1,088,600	6,094
MINEBEA MITSUMI Inc.	589,000	5,855
* Kobe Steel Ltd.	600,400	5,840
Shinsei Bank Ltd.	3,390,235	5,831
Disco Corp.	45,410	5,798
* Itoham Yonekyu Holdings Inc.	651,000	5,766
DMG Mori Co. Ltd.	421,700	5,763
^ Kumiai Chemical Industry Co. Ltd.	980,200	5,726
Miura Co. Ltd.	352,400	5,587
Iida Group Holdings Co. Ltd.	284,685	5,328
Eagle Industry Co. Ltd.	396,000	5,315
Daibiru Corp.	571,100	5,180
EPS Holdings Inc.	396,100	5,020
Tenma Corp.	266,900	4,855
^ Yushin Precision Equipment Co. Ltd.	175,200	4,769
Mitsubishi Materials Corp.	136,900	4,672
Fukushima Industries Corp.	147,000	4,655
Hitachi Metals Ltd.	321,700	4,460
Yamato Kogyo Co. Ltd.	129,200	3,863
Nippon Yusen KK	1,704,000	3,603
Takasago International Corp.	132,300	3,541
Ain Holdings Inc.	47,700	3,497
Tsutsumi Jewelry Co. Ltd.	187,900	3,239
Tokyo Ohka Kogyo Co. Ltd.	86,380	3,086
JSR Corp.	175,800	3,013
^ W-Scope Corp.	184,800	2,992
Ichigo Inc.	909,600	2,951

	Mitsui Sugar Co. Ltd.	110,900	2,466
			688,686
Malaysia (0.1%)
	Bursa Malaysia Bhd.	1,311,000	2,630

Netherlands (3.2%)
*	Van Lanschot NV Class A	750,000	16,215
*	SIF Holding NV (Berlin Shares)	581,260	11,805
	IMCD Group NV	230,511	10,353
2	Refresco Group NV	658,323	9,944
	Kendrion NV	325,000	9,229
	AMG Advanced Metallurgical Group NV	420,000	7,781
2	Intertrust NV	399,996	7,471
	Beter Bed Holding NV	400,000	6,952
*,2 Philips Lighting NV		182,684	4,704
*	SIF Holding NV	227,618	4,621
	Delta Lloyd NV	4	—
			89,075
New Zealand (0.3%)
	Fletcher Building Ltd.	1,197,176	9,224

Norway (0.3%)
	Kongsberg Gruppen ASA	551,268	9,098

Other (0.9%)
^,3 Vanguard FTSE All World ex-US Small-Cap ETF		249,010	24,537

Singapore (0.2%)
	First Resources Ltd.	4,816,500	6,573

South Korea (1.7%)
	Medy-Tox Inc.	32,771	11,689
	Mando Corp.	48,252	10,383
	NCSoft Corp.	36,154	9,466
	S-1 Corp.	83,659	6,070
	Nexen Tire Corp.	524,207	5,940
^	Hotel Shilla Co. Ltd.	118,134	4,412
			47,960
Spain (1.0%)
	Applus Services SA	1,400,000	16,002
	Melia Hotels International SA	626,180	8,053
	Naturhouse Health SAU	600,000	3,158
			27,213
Sweden (3.9%)
2	Bravida Holding AB	3,225,000	21,324
2	Nordax Group AB	3,275,000	18,915
	Modern Times Group MTG AB Class B	600,000	18,493
2	Coor Service Management Holding AB	2,643,673	16,657
	Bufab AB	1,500,000	13,510
	Loomis AB Class B	450,000	13,170
	Concentric AB	469,805	6,324
			108,393
Switzerland (5.4%)
	Logitech International SA	1,175,000	33,652
	OC Oerlikon Corp. AG	2,659,137	30,167

Helvetia Holding AG	37,500	21,220
Ascom Holding AG	900,000	15,088
Interroll Holding AG	12,000	14,081
u-blox Holding AG	77,532	13,997
Reinet Investments SCA	339,753	6,501
ams AG	183,362	6,317
Comet Holding AG	6,000	5,933
Tecan Group AG	21,312	3,342
		150,298
Taiwan (1.6%)
Giant Manufacturing Co. Ltd.	1,607,000	10,562
Chroma ATE Inc.	2,802,000	7,345
CTCI Corp.	4,336,000	6,750
Globalwafers Co. Ltd.	1,283,000	5,896
Gourmet Master Co. Ltd.	657,300	5,752
Catcher Technology Co. Ltd.	651,000	5,310
Eclat Textile Co. Ltd.	326,000	3,405
		45,020
Thailand (0.2%)
LPN Development PCL	14,565,300	4,965

United Kingdom (15.3%)
Dechra Pharmaceuticals plc	750,000	13,757
Grainger plc	4,194,000	12,574
Elementis plc	3,500,640	11,835
DCC plc	140,000	11,293
B&M European Value Retail SA	2,873,534	10,887
Northgate plc	1,700,208	10,878
SSP Group plc	2,209,000	10,865
SuperGroup plc	574,000	10,847
Cineworld Group plc	1,363,414	10,552
Kennedy Wilson Europe Real Estate plc	879,949	10,522
Grafton Group plc	1,425,000	10,506
Restaurant Group plc	2,790,926	10,318
Tyman plc	2,910,245	9,767
Abcam plc	936,899	9,673
Hikma Pharmaceuticals plc	418,218	9,633
Keller Group plc	879,894	9,013
AA plc	2,845,363	8,752
Redrow plc	1,563,146	8,747
HomeServe plc	1,134,604	8,552
Ricardo plc	700,000	8,422
Eco Animal Health Group plc	1,298,166	8,354
Dunelm Group plc	972,500	8,335
Telecom Plus plc	540,000	8,278
Bodycote plc	913,000	7,683
Kier Group plc	433,266	7,536
Polypipe Group plc	1,744,012	7,425
Halma plc	630,000	7,340
Mears Group plc	1,096,560	7,002
Hunting plc	972,420	6,828
Investec plc	931,000	6,606
Volution Group plc	3,008,652	6,603
IG Group Holdings plc	975,000	6,554
Photo-Me International plc	3,240,000	6,280
2 Auto Trader Group plc	1,203,759	6,080

	Pets at Home Group plc			2,356,073	5,929
	Hays plc			3,072,148	5,912
	Hill & Smith Holdings plc			380,829	5,776
	WS Atkins plc			310,000	5,717
	Inchcape plc			600,000	5,430
	Saga plc			2,289,340	5,319
	Micro Focus International plc			186,300	5,039
	JRP Group plc			2,700,000	4,965
	Victrex plc			200,040	4,794
	Consort Medical plc			382,925	4,692
	Genus plc			205,292	4,433
*	Lamprell plc			3,650,000	4,206
	Soco International plc			2,139,171	4,138
*,2 ConvaTec Group plc				1,317,711	4,068
	Electra Private Equity plc			67,300	3,944
	Ultra Electronics Holdings plc			168,554	3,923
	Cranswick plc			134,329	3,917
	James Fisher & Sons plc			202,693	3,881
	UNITE Group plc			513,676	3,792
	LondonMetric Property plc			2,000,000	3,716
	QinetiQ Group plc			1,000,000	3,326
	Senior plc			1,263,500	3,153
	A.G. Barr plc			496,000	3,138
	Berendsen plc			265,000	2,783
	SIG plc			1,975,000	2,554
*	Findel plc			900,000	2,414
*	Ophir Energy plc			1,408,565	1,667
	Laird plc			588,080	1,228
^,* LMS Capital plc				1,906,855	1,149
					423,300
Total Common Stocks (Cost $2,344,376)					2,690,499

		Coupon
Temporary Cash Investments (4.8%)1
Money Market Fund (4.5%)
4,5 Vanguard Market Liquidity Fund		0.856%		1,254,553	125,468

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (0.2%)
	Goldman Sachs & Co.
	(Dated 1/31/17, Repurchase Value
	$4,100,000, collateralized by Federal
	National Mortgage Assn. 3.616%, 2/1/18,
	with a value of $4,182,000)	0.550%	2/1/17	4,100	4,100

U.S. Government and Agency Obligations (0.1%)
6	United States Treasury Bill	0.381%	3/9/17	1,000	999
6	United States Treasury Bill	0.501%	5/4/17	150	150
6	United States Treasury Bill	0.602%-0.622%	7/20/17	1,500	1,496
					2,645
Total Temporary Cash Investments (Cost $132,209)					132,213

Total Investments (101.9%) (Cost $2,476,585)	2,822,712
Other Assets and Liabilities-Net (-1.9%)5,6,7	(53,623)
Net Assets (100%)	2,769,089

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $44,635,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.5% and 3.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the aggregate value of these securities was $173,731,000, representing 6.3% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $46,701,000 of collateral received for securities on loan.
6 Securities with a value of 2,146,000 and cash of $530,000 has been segregated as initial margin for open futures contracts.
7 Cash with a value of $627,000 have been segregated as initial margin for open forward currency contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	51,333	2,639,166	—
Temporary Cash Investments	125,468	6,745	—
Futures Contracts—Assets[1]	1	—	—
Futures Contracts—Liabilities[1]	(360)	—	—
Forward Currency Contracts—Assets	—	2,771	—
Forward Currency Contracts—Liabilities	—	(2,686)	—
Total	176,442	2,645,996	—

1 Represents variation margin on the last day of the reporting period.

E. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	March 2017	434	15,168	(184)
Topix Index	March 2017	96	12,936	36
FTSE 100 Index	March 2017	73	6,471	(28)
S&P ASX 200 Index	March 2017	45	4,744	13
				(163)

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At January 31, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)

Barclays Bank plc	3/22/17	EUR	27,439 USD	28,990	697

JPMorgan Chase Bank N.A.	3/22/17	EUR	14,408	USD	15,175	413
Goldman Sachs International	3/22/17	EUR	11,355	USD	12,228	56
JPMorgan Chase Bank N.A.	3/22/17	GBP	9,191	USD	11,371	204
BNP Paribas	3/14/17	JPY	1,309,735	USD	11,246	371
Toronto Dominion Securities	3/14/17	JPY	1,050,663	USD	9,267	52
Goldman Sachs International	3/14/17	JPY	1,075,365	USD	9,199	339
Citibank, N.A.	3/21/17	AUD	9,840	USD	7,234	220
Citibank, N.A.	3/14/17	JPY	618,895	USD	5,443	46
BNP Paribas	3/21/17	AUD	5,578	USD	4,029	197
UBS AG	3/14/17	JPY	414,180	USD	3,539	134
Citibank, N.A.	3/14/17	JPY	363,600	USD	3,232	(7)
BNP Paribas	3/21/17	AUD	4,188	USD	3,174	(1)
Toronto Dominion Securities	3/22/17	GBP	2,402	USD	3,052	(27)
Goldman Sachs International	3/22/17	GBP	2,126	USD	2,677	—
JPMorgan Chase Bank N.A.	3/22/17	GBP	709	USD	899	(6)
Barclays Bank plc	3/21/17	AUD	988	USD	744	4
JPMorgan Chase Bank N.A.	3/14/17	JPY	71,679	USD	632	4
Goldman Sachs International	3/21/17	AUD	562	USD	408	18
JPMorgan Chase Bank N.A.	3/21/17	AUD	550	USD	404	13
Bank of America N.A	3/22/17	GBP	72	USD	91	(1)
Goldman Sachs International	3/22/17	USD	21,188	EUR	20,109	(569)
Citibank, N.A.	3/14/17	USD	11,406	JPY	1,315,435	(259)
Goldman Sachs International	3/14/17	USD	7,844	JPY	914,070	(263)
Citibank, N.A.	3/22/17	USD	7,581	EUR	7,140	(144)
BNP Paribas	3/22/17	USD	5,899	EUR	5,593	(151)
Bank of America N.A	3/14/17	USD	5,651	JPY	661,985	(221)
Citibank, N.A.	3/22/17	USD	4,781	GBP	3,875	(99)

JPMorgan Chase Bank N.A.	3/22/17	USD	4,721	EUR	4,509	(157)
Citibank, N.A.	3/21/17	USD	3,951	AUD	5,375	(121)
Brown Brothers Harriman &
Co.	3/22/17	USD	3,938	GBP	3,192	(82)
BNP Paribas	3/21/17	USD	3,843	AUD	5,319	(186)
BNP Paribas	3/14/17	USD	2,009	JPY	232,140	(49)
Barclays Bank plc	3/14/17	USD	1,990	JPY	231,435	(62)
Goldman Sachs International	3/21/17	USD	1,860	AUD	2,564	(83)
Credit Suisse International	3/22/17	USD	1,821	EUR	1,733	(54)
Goldman Sachs International	3/22/17	USD	1,815	GBP	1,478	(46)
JPMorgan Chase Bank N.A.	3/21/17	USD	1,200	AUD	1,658	(56)
Barclays Bank plc	3/14/17	USD	937	JPY	105,315	3
JPMorgan Chase Bank N.A.	3/22/17	USD	889	GBP	721	(19)
Barclays Bank plc	3/21/17	USD	408	AUD	564	(19)
BNP Paribas	3/22/17	USD	172	GBP	139	(4)
						85

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

F. At January 31, 2017, the cost of investment securities for tax purposes was $2,505,476,000. Net unrealized appreciation of investment securities for tax purposes was $317,236,000, consisting of unrealized gains of $494,037,000 on securities that had risen in value since their purchase and $176,801,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Growth Fund

Schedule of Investments (unaudited)

As of January 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (95.7%)1
Consumer Discretionary (20.2%)
*	O'Reilly Automotive Inc.	315,732	82,807
	Six Flags Entertainment Corp.	1,339,322	79,797
	Vail Resorts Inc.	371,012	63,643
	Newell Brands Inc.	1,179,900	55,845
	Ross Stores Inc.	844,100	55,803
	Tractor Supply Co.	694,000	51,127
	Hanesbrands Inc.	1,950,800	46,253
*	Ulta Beauty Inc.	162,052	44,123
*	Lululemon Athletica Inc.	571,665	38,593
*	Hilton Worldwide Holdings Inc.	663,640	38,212
	Hasbro Inc.	416,117	34,334
*	Burlington Stores Inc.	408,947	34,229
	Dollar General Corp.	423,226	31,243
*	Dollar Tree Inc.	396,292	30,590
*,^ IMAX Corp.		880,356	28,700
	Brunswick Corp.	415,403	24,866
	Dunkin' Brands Group Inc.	455,240	23,613
	Wendy's Co.	1,468,405	19,868
*	Panera Bread Co. Class A	90,844	18,992
	Delphi Automotive plc	268,179	18,789
			821,427
Consumer Staples (5.3%)
	Pinnacle Foods Inc.	1,621,110	86,227
*	Post Holdings Inc.	576,240	48,220
	Tyson Foods Inc. Class A	707,200	44,405
	Mead Johnson Nutrition Co.	542,100	38,196
			217,048
Energy (1.4%)
*	Concho Resources Inc.	232,977	32,486
*	Diamondback Energy Inc.	225,091	23,673
			56,159
Financials (7.5%)
*	Signature Bank	375,884	59,209
	Intercontinental Exchange Inc.	745,537	43,509
*	Affiliated Managers Group Inc.	252,749	38,509
	East West Bancorp Inc.	703,580	36,192
*	Western Alliance Bancorp	608,256	30,036
	Progressive Corp.	723,580	27,091
	Nasdaq Inc.	362,000	25,535
	Willis Towers Watson plc	200,700	25,114
*	SVB Financial Group	120,350	20,728
			305,923
Health Care (13.8%)
*	BioMarin Pharmaceutical Inc.	688,075	60,296
*	MEDNAX Inc.	733,400	50,128
*	Centene Corp.	718,400	45,453
	Zoetis Inc.	827,200	45,446

*	Align Technology Inc.	470,994	43,185
*	Alkermes plc	560,397	30,323
*	Mettler-Toledo International Inc.	68,300	29,139
	Cooper Cos. Inc.	153,319	28,304
*	Cerner Corp.	500,800	26,898
	West Pharmaceutical Services Inc.	286,679	24,262
*	Intuitive Surgical Inc.	34,979	24,230
*	Bluebird Bio Inc.	323,790	24,122
*	Edwards Lifesciences Corp.	242,182	23,308
*	WellCare Health Plans Inc.	146,680	21,348
*	Veeva Systems Inc. Class A	461,400	19,531
	HealthSouth Corp.	482,100	18,715
*	Ligand Pharmaceuticals Inc.	150,193	15,922
	Perrigo Co. plc	206,300	15,710
*	ABIOMED Inc.	136,900	14,562
			560,882
Industrials (15.0%)
	Wabtec Corp.	714,758	61,927
^	Ritchie Bros Auctioneers Inc.	1,759,163	57,067
*	Verisk Analytics Inc. Class A	656,500	54,253
*	Copart Inc.	889,100	50,448
*	Middleby Corp.	368,485	49,443
	Fastenal Co.	910,280	45,223
*	Old Dominion Freight Line Inc.	491,500	43,390
	Hexcel Corp.	828,970	42,568
	BWX Technologies Inc.	966,737	40,110
	TransDigm Group Inc.	130,700	28,283
*	United Rentals Inc.	213,070	26,955
	Roper Technologies Inc.	138,460	26,564
*	JetBlue Airways Corp.	1,325,330	25,990
	Dun & Bradstreet Corp.	195,100	23,923
	Equifax Inc.	147,165	17,259
*	TransUnion	443,381	13,980
			607,383
Information Technology (25.1%)
*	Vantiv Inc. Class A	1,372,798	85,443
*	Red Hat Inc.	913,500	69,316
*	Akamai Technologies Inc.	899,356	61,687
*	CoStar Group Inc.	298,579	60,343
*	Euronet Worldwide Inc.	722,831	51,697
	CSRA Inc.	1,551,300	48,121
*,^ Black Knight Financial Services Inc. Class A		1,225,858	44,683
*	Check Point Software Technologies Ltd.	423,900	41,869
	Western Digital Corp.	513,310	40,926
	NVIDIA Corp.	340,103	37,132
*	Genpact Ltd.	1,417,522	34,984
	Booz Allen Hamilton Holding Corp. Class A	982,900	33,242
	Microchip Technology Inc.	490,852	33,059
	MAXIMUS Inc.	599,305	33,046
*	Guidewire Software Inc.	609,600	31,900
*	Electronic Arts Inc.	374,630	31,255
	Lam Research Corp.	270,108	31,025
	LogMeIn Inc.	280,610	30,334
*	Yelp Inc. Class A	699,741	29,235
	Global Payments Inc.	358,717	27,722
*	GoDaddy Inc. Class A	767,959	27,439

*	Ultimate Software Group Inc.			126,770	24,550
	Activision Blizzard Inc.			524,022	21,071
*	IPG Photonics Corp.			172,600	19,847
	Xilinx Inc.			318,427	18,532
*	FleetCor Technologies Inc.			122,903	18,127
*	Inphi Corp.			385,545	17,666
*	Arista Networks Inc.			151,900	14,279
					1,018,530
Materials (4.7%)
	Ball Corp.			669,700	51,071
	Eagle Materials Inc.			466,815	48,820
	Vulcan Materials Co.			294,500	37,793
	WestRock Co.			570,267	30,429
*	Axalta Coating Systems Ltd.			844,100	24,479
					192,592
Other (0.3%)
2	Vanguard Mid-Cap Growth ETF			100,223	10,992

Real Estate (1.5%)
	Equinix Inc.			106,544	41,017
	American Campus Communities Inc.			404,272	19,656
					60,673
Telecommunication Services (0.9%)
*	SBA Communications Corp. Class A			337,600	35,536

Total Common Stocks (Cost $3,451,603)					3,887,145
		Coupon
Temporary Cash Investments (4.5%)1
Money Market Fund (4.3%)
3,4 Vanguard Market Liquidity Fund		0.856%		1,754,849	175,502

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.2%)
5	United States Treasury Bill	0.557%	4/27/17	6,000	5,993
5	United States Treasury Bill	0.564%	5/4/17	800	799
5	United States Treasury Bill	0.587%	5/18/17	1,400	1,398
					8,190
Total Temporary Cash Investments (Cost $183,680)					183,692
Total Investments (100.2%) (Cost $3,635,283)					4,070,837
Other Assets and Liabilities-Net (-0.2%)4					(9,294)
Net Assets (100%)					4,061,543

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $16,371,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.7% and 2.5%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $16,714,000 of collateral received for securities on loan.
5 Securities with a value of $3,675,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,887,145	—	—
Temporary Cash Investments	175,502	8,190	—
Futures Contracts—Assets[1]	52	—	—
Futures Contracts—Liabilities[1]	(46)	—	—
Total	4,062,653	8,190	—

1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2017	548	62,321	(220)
E-mini S&P Mid-Cap 400 Index	March 2017	107	18,035	(58)
				(278)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At January 31, 2017, the cost of investment securities for tax purposes was $3,635,283,000. Net unrealized appreciation of investment securities for tax purposes was $435,554,000, consisting of unrealized gains of $503,282,000 on securities that had risen in value since their purchase and $67,728,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Selected Value Fund

Schedule of Investments (unaudited)

As of January 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (95.3%)1
Consumer Discretionary (13.0%)
	Royal Caribbean Cruises Ltd.	2,103,800	196,979
*	Norwegian Cruise Line Holdings Ltd.	4,058,200	190,735
	Whirlpool Corp.	989,800	173,106
	Hanesbrands Inc.	6,499,800	154,110
	L Brands Inc.	1,671,200	100,623
	Meredith Corp.	1,495,544	91,677
^,2 SeaWorld Entertainment Inc.		4,546,700	82,341
*	Toll Brothers Inc.	1,737,830	54,498
	Interpublic Group of Cos. Inc.	2,152,894	50,658
	Omnicom Group Inc.	560,809	48,033
	News Corp. Class A	3,579,375	43,990
	Dana Inc.	1,632,700	32,883
*	Hilton Worldwide Holdings Inc.	528,848	30,451
	Staples Inc.	3,090,600	28,434
			1,278,518
Consumer Staples (2.9%)
	Reynolds American Inc.	2,523,776	151,755
	Coca-Cola European Partners plc	3,155,300	108,952
	Kellogg Co.	337,425	24,534
			285,241
Energy (8.8%)
	Devon Energy Corp.	3,827,500	174,304
2	Golar LNG Ltd.	5,437,608	140,617
^	Vermilion Energy Inc.	3,410,700	140,487
	PBF Energy Inc. Class A	4,662,257	108,118
*,^ Chesapeake Energy Corp.		10,247,900	66,099
	Murphy Oil Corp.	1,521,653	43,991
	Cenovus Energy Inc.	3,137,350	42,762
*	WPX Energy Inc.	3,037,079	42,306
*	TechnipFMC plc	637,475	21,432
	Noble Corp. plc	3,160,316	21,332
*	Superior Energy Services Inc.	1,120,132	19,793
*	Rowan Cos. plc Class A	996,725	17,861
	Nabors Industries Ltd.	885,000	14,381
	Baker Hughes Inc.	170,476	10,754
*,^ Tidewater Inc.		556,400	1,224
			865,461
Financials (26.6%)
	Discover Financial Services	2,845,200	197,115
	Willis Towers Watson plc	1,392,652	174,263
	Capital One Financial Corp.	1,914,000	167,264
	New York Community Bancorp Inc.	10,701,500	162,556
	Unum Group	3,539,024	160,778
	KeyCorp	7,651,825	137,503
	Fifth Third Bancorp	4,809,000	125,515
	XL Group Ltd.	3,179,066	119,438
	Navient Corp.	7,757,647	116,675
	FNF Group	3,258,500	115,221

	Ameriprise Financial Inc.	1,018,600	114,358
	Axis Capital Holdings Ltd.	1,509,138	96,600
	CNA Financial Corp.	2,141,885	89,210
	Everest Re Group Ltd.	401,462	88,294
	Voya Financial Inc.	2,189,219	88,050
	Element Fleet Management Corp.	6,862,900	66,717
	Valley National Bancorp	5,402,200	65,421
	Regions Financial Corp.	4,105,725	59,164
	Comerica Inc.	792,100	53,491
*	SLM Corp.	4,030,500	47,882
	Allstate Corp.	579,475	43,582
	Invesco Ltd.	1,501,950	43,436
	Franklin Resources Inc.	1,059,950	42,122
	Webster Financial Corp.	765,100	40,183
	Torchmark Corp.	426,183	31,342
	Validus Holdings Ltd.	541,925	30,890
	Endurance Specialty Holdings Ltd.	260,000	24,099
	MFA Financial Inc.	3,014,000	23,780
	Legg Mason Inc.	639,775	20,274
	Progressive Corp.	495,225	18,541
	Synovus Financial Corp.	420,221	17,515
	Hartford Financial Services Group Inc.	313,800	15,285
	Aspen Insurance Holdings Ltd.	200,475	11,307
	Assurant Inc.	80,045	7,775
*	Genworth Financial Inc. Class A	2,224,850	7,475
			2,623,121
Health Care (5.1%)
	Cigna Corp.	1,327,025	194,038
	Cardinal Health Inc.	2,553,375	191,401
	Patterson Cos. Inc.	1,596,446	66,428
*	Mylan NV	868,175	33,034
	Aetna Inc.	154,800	18,361
			503,262
Industrials (15.8%)
*	AerCap Holdings NV	4,443,188	196,700
	Stanley Black & Decker Inc.	1,440,975	178,681
	Owens Corning	3,081,732	170,266
	Spirit AeroSystems Holdings Inc. Class A	2,715,407	163,060
	Johnson Controls International plc	3,438,864	151,241
*	JetBlue Airways Corp.	5,138,340	100,763
	Orbital ATK Inc.	1,048,400	91,158
	Nielsen Holdings plc	2,033,100	83,174
	Ryder System Inc.	1,008,600	78,267
^	CNH Industrial NV	7,519,700	67,377
	Terex Corp.	1,668,265	53,051
	Dover Corp.	664,325	51,651
*,^ Air France-KLM ADR		8,488,085	44,987
	KBR Inc.	2,416,400	41,103
*	AECOM	1,101,235	40,669
	Actuant Corp. Class A	1,038,025	27,144
	Parker-Hannifin Corp.	148,050	21,783
			1,561,075
Information Technology (9.1%)
*	Micron Technology Inc.	9,780,588	235,810
	Microchip Technology Inc.	2,250,200	151,551
	Total System Services Inc.	1,686,036	85,448

*	Versum Materials Inc.			2,363,701	66,065
	Avnet Inc.			1,102,016	51,177
*	ON Semiconductor Corp.			3,807,658	50,718
	Hewlett Packard Enterprise Co.			2,214,625	50,228
*	Flex Ltd.			2,982,200	46,731
	HP Inc.			2,175,125	32,736
*	Celestica Inc.			2,081,919	28,897
*	Genpact Ltd.			1,016,327	25,083
	Seagate Technology plc			504,625	22,784
*	Arrow Electronics Inc.			304,204	22,365
	Jabil Circuit Inc.			711,890	17,071
	CDW Corp.			159,964	8,240
					894,904
Materials (8.0%)
*	Kinross Gold Corp.			42,300,000	164,970
	FMC Corp.			2,471,300	148,673
*	Axalta Coating Systems Ltd.			4,434,400	128,598
	CRH plc ADR			3,420,399	118,072
	Yamana Gold Inc. (New York Shares)			29,675,970	98,228
	Celanese Corp. Class A			811,000	68,448
*,^ IAMGOLD Corp.				12,077,757	55,799
*	Brio Gold Inc.			1,639,123	4,132
					786,920
Real Estate (2.1%)
	GEO Group Inc.			2,054,900	85,319
	Lamar Advertising Co. Class A			856,593	64,690
	Corporate Office Properties Trust			1,367,510	43,514
	Hospitality Properties Trust			583,800	18,174
					211,697
Utilities (3.9%)
	Xcel Energy Inc.			2,961,137	122,354
	Pinnacle West Capital Corp.			1,443,700	112,074
	CenterPoint Energy Inc.			2,155,284	56,490
	Edison International			758,900	55,309
	PG&E Corp.			312,425	19,336
	Exelon Corp.			483,693	17,355
	NRG Energy Inc.			275,245	4,553
					387,471
Total Common Stocks (Cost $6,842,110)					9,397,670
		Coupon
Temporary Cash Investments (5.8%)[1]
Money Market Fund (5.7%)
3,4 Vanguard Market Liquidity Fund		0.856%		5,629	563,027

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	0.454%	4/20/17	200	200
5	United States Treasury Bill	0.601%	4/27/17	1,000	999
5	United States Treasury Bill	0.587%-0.597%	5/4/17	7,700	7,690
5	United States Treasury Bill	0.597%	5/25/17	3,000	2,995
					11,884
Total Temporary Cash Investments (Cost $574,886)					574,911

Total Investments (101.1%) (Cost $7,416,996)	9,972,581
Other Assets and Liabilities-Net (-1.1%)[4]	(109,097)
Net Assets (100%)	9,863,484

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $63,982,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.0% and 4.1%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $66,642,000 of collateral received for securities on loan.
5 Securities with a value of $7,494,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,397,670	—	—
Temporary Cash Investments	563,027	11,884	—
Futures Contracts—Liabilities[1]	(114)	—	—
Total	9,960,583	11,884	—

1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2017	1,519	172,748	2,859

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At January 31, 2017, the cost of investment securities for tax purposes was $7,416,996,000. Net unrealized appreciation of investment securities for tax purposes was $2,555,585,000, consisting of unrealized gains of $2,954,976,000 on securities that had risen in value since their purchase and $399,391,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
	Oct. 31,		Proceeds
	2016		from		Capital Gain	Jan. 31, 2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
GEO Group Inc.	92,023	—	54,642	2,496	—	NA2
Golar LNG Ltd.	NA3	23,971	—	272	—	140,617
SeaWorld Entertainment Inc.	63,699	—	—	—	—	82,341
Vanguard Market Liquidity Fund	410,842	NA4	NA4	841	—	563,027
Total	566,564			3,609	—	785,985

1 Includes net realized gain (loss) on affiliated investment securities sold of $11,849,000.
2 Not applicable—at January 31, 2017, the issuer was not an affiliated company of the fund.
3 Not applicable—at October 31, 2016, the issuer was not an affiliated company of the fund.
4 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard High Dividend Yield Index Fund

Schedule of Investments (unaudited)

As of January 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)1
Basic Materials (3.4%)
Dow Chemical Co.	2,929,220	174,669
EI du Pont de Nemours & Co.	2,298,108	173,507
LyondellBasell Industries NV Class A	897,620	83,721
Air Products & Chemicals Inc.	567,480	79,311
International Paper Co.	1,086,267	61,483
Nucor Corp.	830,086	48,220
Mosaic Co.	923,971	28,985
CF Industries Holdings Inc.	611,912	21,594
Steel Dynamics Inc.	607,198	20,529
RPM International Inc.	349,462	18,263
Avery Dennison Corp.	234,533	17,125
Reliance Steel & Aluminum Co.	177,798	14,162
Olin Corp.	415,527	10,891
Scotts Miracle-Gro Co.	92,700	8,526
Huntsman Corp.	418,017	8,523
* Versum Materials Inc.	283,470	7,923
Compass Minerals International Inc.	87,596	7,323
Domtar Corp.	153,759	6,718
* Ingevity Corp.	111,651	6,207
Commercial Metals Co.	274,486	5,608
KapStone Paper and Packaging Corp.	211,029	5,060
A Schulman Inc.	76,258	2,631
Innophos Holdings Inc.	49,913	2,428
Ferroglobe plc	160,846	1,690
Rayonier Advanced Materials Inc.	112,288	1,524
* Ferroglobe R&W Trust	166,085	—
		816,621
Consumer Goods (14.7%)
Procter & Gamble Co.	7,025,808	615,461
Coca-Cola Co.	10,836,724	450,483
Philip Morris International Inc.	4,096,616	393,808
PepsiCo Inc.	3,773,560	391,620
Altria Group Inc.	5,142,536	366,046
Kraft Heinz Co.	1,561,273	139,406
General Motors Co.	3,684,312	134,883
Reynolds American Inc.	2,173,786	130,710
Ford Motor Co.	10,188,097	125,925
Kimberly-Clark Corp.	943,806	114,323
General Mills Inc.	1,566,845	97,896
Archer-Daniels-Midland Co.	1,508,787	66,779
Stanley Black & Decker Inc.	393,770	48,828
Kellogg Co.	623,152	45,309
Conagra Brands Inc.	1,144,026	44,720
Clorox Co.	338,092	40,571
Genuine Parts Co.	391,952	37,945
Coach Inc.	735,196	27,460
Harley-Davidson Inc.	463,557	26,441
Bunge Ltd.	365,132	25,271

Hasbro Inc.	296,544	24,468
Mattel Inc.	895,776	23,478
Coca-Cola European Partners plc	608,871	21,024
Leggett & Platt Inc.	354,305	16,907
Pinnacle Foods Inc.	302,121	16,070
Lamb Weston Holdings Inc.	380,885	14,230
Flowers Foods Inc.	456,850	9,187
B&G Foods Inc.	173,829	7,709
Tupperware Brands Corp.	116,675	7,043
Nu Skin Enterprises Inc. Class A	123,373	6,401
HNI Corp.	109,920	5,541
Vector Group Ltd.	230,706	5,089
Universal Corp.	58,665	3,989
Steelcase Inc. Class A	225,490	3,788
Schweitzer-Mauduit International Inc.	74,930	3,322
Knoll Inc.	111,109	2,901
MDC Holdings Inc.	104,111	2,815
^ Cal-Maine Foods Inc.	65,599	2,735
Cosan Ltd.	310,202	2,537
Briggs & Stratton Corp.	103,002	2,231
National Presto Industries Inc.	13,454	1,432
Superior Industries International Inc.	53,723	1,238
		3,508,020
Consumer Services (5.3%)
Wal-Mart Stores Inc.	4,087,152	272,777
McDonald's Corp.	2,177,743	266,926
Target Corp.	1,477,849	95,292
Sysco Corp.	1,333,614	69,961
Las Vegas Sands Corp.	1,051,391	55,282
Carnival Corp.	986,738	54,646
Omnicom Group Inc.	620,425	53,139
Viacom Inc. Class B	909,652	38,333
L Brands Inc.	564,381	33,981
Best Buy Co. Inc.	665,572	29,631
Macy's Inc.	808,213	23,875
Darden Restaurants Inc.	322,540	23,636
Wynn Resorts Ltd.	215,949	21,904
Kohl's Corp.	437,920	17,442
Nordstrom Inc.	369,770	16,351
KAR Auction Services Inc.	358,793	16,343
Staples Inc.	1,701,589	15,655
Six Flags Entertainment Corp.	242,535	14,450
Gap Inc.	596,823	13,745
TEGNA Inc.	562,169	12,879
H&R Block Inc.	579,209	12,430
Cinemark Holdings Inc.	279,879	11,895
^ Cracker Barrel Old Country Store Inc.	58,784	9,291
International Game Technology plc	267,548	7,066
American Eagle Outfitters Inc.	445,077	6,725
^ GameStop Corp. Class A	272,450	6,672
Meredith Corp.	102,253	6,268
Regal Entertainment Group Class A	275,120	6,234
John Wiley & Sons Inc. Class A	111,278	6,131
Hillenbrand Inc.	164,275	6,004
ILG Inc.	298,827	5,663
Time Inc.	259,466	4,995
Extended Stay America Inc.	272,368	4,415

SeaWorld Entertainment Inc.	170,182	3,082
DineEquity Inc.	43,031	2,951
Gannett Co. Inc.	302,323	2,908
Bob Evans Farms Inc.	51,380	2,899
ClubCorp Holdings Inc.	169,973	2,805
Tailored Brands Inc.	119,069	2,530
National CineMedia Inc.	161,848	2,373
Guess? Inc.	163,003	2,082
Abercrombie & Fitch Co.	174,349	2,024
Copa Holdings SA Class A	20,555	2,004
New Media Investment Group Inc.	130,765	1,993
Weis Markets Inc.	32,814	1,951
Pier 1 Imports Inc.	217,090	1,578
Cato Corp. Class A	57,254	1,454
^ Buckle Inc.	62,958	1,332
Rent-A-Center Inc.	136,915	1,227
Speedway Motorsports Inc.	35,478	762
		1,275,992
Financials (15.2%)
JPMorgan Chase & Co.	9,470,785	801,512
Wells Fargo & Co.	13,171,311	741,940
Chubb Ltd.	1,214,165	159,651
PNC Financial Services Group Inc.	1,286,319	154,950
MetLife Inc.	2,333,869	126,986
BlackRock Inc.	318,628	119,160
Prudential Financial Inc.	1,127,501	118,512
CME Group Inc.	836,273	101,256
BB&T Corp.	2,122,636	98,045
Travelers Cos. Inc.	744,219	87,654
SunTrust Banks Inc.	1,297,486	73,723
Aflac Inc.	1,029,160	72,031
M&T Bank Corp.	385,729	62,708
Fifth Third Bancorp	1,980,759	51,698
KeyCorp	2,834,504	50,936
Regions Financial Corp.	3,230,786	46,556
Ameriprise Financial Inc.	413,715	46,448
Principal Financial Group Inc.	753,453	43,015
T. Rowe Price Group Inc.	613,156	41,351
Huntington Bancshares Inc.	2,845,276	38,497
Invesco Ltd.	1,109,123	32,076
Cincinnati Financial Corp.	371,595	26,227
FNF Group	719,423	25,439
Arthur J Gallagher & Co.	464,023	24,978
Western Union Co.	1,269,290	24,853
New York Community Bancorp Inc.	1,223,499	18,585
PacWest Bancorp	294,500	16,315
People's United Financial Inc.	829,710	15,557
Axis Capital Holdings Ltd.	217,871	13,946
Old Republic International Corp.	624,489	12,989
Cullen/Frost Bankers Inc.	142,426	12,733
Allied World Assurance Co. Holdings AG	230,865	12,266
Eaton Vance Corp.	292,522	12,265
Navient Corp.	800,963	12,046
Lazard Ltd. Class A	272,286	11,567
First American Financial Corp.	287,500	10,804
Umpqua Holdings Corp.	573,444	10,500
Validus Holdings Ltd.	170,742	9,732

Bank of Hawaii Corp.	110,748	9,514
BankUnited Inc.	244,651	9,346
Hancock Holding Co.	202,581	9,288
Chemical Financial Corp.	183,302	9,061
IBERIABANK Corp.	105,438	8,662
Fulton Financial Corp.	475,393	8,652
United Bankshares Inc.	192,716	8,634
FNB Corp.	550,910	8,231
Valley National Bancorp	643,437	7,792
ProAssurance Corp.	143,169	7,788
Washington Federal Inc.	235,326	7,730
LPL Financial Holdings Inc.	186,338	7,323
Glacier Bancorp Inc.	203,398	7,227
Hope Bancorp Inc.	332,310	6,949
Community Bank System Inc.	115,208	6,723
Old National Bancorp	376,179	6,677
Janus Capital Group Inc.	503,178	6,290
Federated Investors Inc. Class B	235,539	6,126
Columbia Banking System Inc.	150,137	5,969
RLI Corp.	96,602	5,740
Trustmark Corp.	165,633	5,569
Capitol Federal Financial Inc.	360,331	5,567
BGC Partners Inc. Class A	489,525	5,419
CVB Financial Corp.	237,742	5,359
LegacyTexas Financial Group Inc.	124,483	5,144
NBT Bancorp Inc.	115,322	4,698
Northwest Bancshares Inc.	264,806	4,520
Mercury General Corp.	71,209	4,504
Provident Financial Services Inc.	164,623	4,358
First Financial Bancorp	157,610	4,342
Horace Mann Educators Corp.	104,588	4,325
WesBanco Inc.	103,880	4,311
^ BOK Financial Corp.	51,499	4,235
Kemper Corp.	92,219	3,984
Simmons First National Corp. Class A	64,919	3,905
Independent Bank Corp.	61,733	3,849
Boston Private Financial Holdings Inc.	217,062	3,581
Waddell & Reed Financial Inc. Class A	197,711	3,569
Park National Corp.	31,669	3,509
Westamerica Bancorporation	61,646	3,498
S&T Bancorp Inc.	81,709	3,074
Tompkins Financial Corp.	33,893	3,069
Safety Insurance Group Inc.	42,038	3,014
Artisan Partners Asset Management Inc. Class A	102,500	2,967
First Commonwealth Financial Corp.	207,694	2,933
Maiden Holdings Ltd.	165,187	2,932
HFF Inc. Class A	98,785	2,932
CNA Financial Corp.	70,246	2,926
Brookline Bancorp Inc.	183,166	2,885
NRG Yield Inc.	162,876	2,761
TFS Financial Corp.	156,196	2,732
American National Insurance Co.	22,250	2,594
Sandy Spring Bancorp Inc.	59,420	2,434
City Holding Co.	37,094	2,414
Stock Yards Bancorp Inc.	47,179	2,114
Greenhill & Co. Inc.	71,295	2,107
Washington Trust Bancorp Inc.	37,494	2,043

Oritani Financial Corp.	117,074	2,031
FBL Financial Group Inc. Class A	28,963	2,022
TrustCo Bank Corp. NY	232,023	1,949
1st Source Corp.	42,987	1,939
Flushing Financial Corp.	71,290	1,939
BancFirst Corp.	19,942	1,881
Cohen & Steers Inc.	51,186	1,786
Community Trust Bancorp Inc.	36,566	1,691
Dime Community Bancshares Inc.	78,448	1,679
NRG Yield Inc. Class A	89,761	1,459
First Financial Corp.	23,816	1,151
Republic Bancorp Inc.	25,196	873
Willis Towers Watson plc	8	1
		3,647,807
Health Care (10.4%)
Johnson & Johnson	7,202,826	815,720
Pfizer Inc.	15,906,455	504,712
Merck & Co. Inc.	7,278,766	451,211
AbbVie Inc.	4,241,300	259,186
Bristol-Myers Squibb Co.	4,373,409	214,997
Eli Lilly & Co.	2,581,574	198,859
Quest Diagnostics Inc.	364,344	33,490
Owens & Minor Inc.	150,582	5,403
Abaxis Inc.	58,411	2,976
Kindred Healthcare Inc.	220,913	1,469
Meridian Bioscience Inc.	109,075	1,429
PDL BioPharma Inc.	68,300	150
* Innoviva Inc.	1,598	17
		2,489,619
Industrials (12.7%)
General Electric Co.	23,200,783	689,063
3M Co.	1,586,467	277,346
Boeing Co.	1,473,034	240,723
United Parcel Service Inc. Class B	1,810,648	197,596
Lockheed Martin Corp.	768,374	193,115
Caterpillar Inc.	1,527,046	146,077
Automatic Data Processing Inc.	1,194,120	120,594
CSX Corp.	2,480,676	115,079
Raytheon Co.	773,400	111,493
Emerson Electric Co.	1,685,990	98,900
Norfolk Southern Corp.	769,883	90,430
Eaton Corp. plc	1,184,588	83,845
Deere & Co.	779,467	83,442
Waste Management Inc.	1,175,307	81,684
Cummins Inc.	442,169	65,003
PACCAR Inc.	927,930	62,459
Paychex Inc.	857,506	51,699
WestRock Co.	665,791	35,527
Republic Services Inc. Class A	618,871	35,511
Fastenal Co.	699,675	34,760
CH Robinson Worldwide Inc.	370,845	28,206
Packaging Corp. of America	247,152	22,783
Xerox Corp.	2,659,588	18,431
MDU Resources Group Inc.	510,861	14,994
Sonoco Products Co.	245,125	13,470
MSC Industrial Direct Co. Inc. Class A	117,165	11,968

	Ryder System Inc.	140,109	10,872
	National Instruments Corp.	261,544	8,218
*	Conduent Inc.	529,717	7,925
	Kennametal Inc.	208,422	7,449
	Timken Co.	167,065	7,418
	CEB Inc.	84,132	6,432
	MSA Safety Inc.	81,356	5,805
	Applied Industrial Technologies Inc.	84,217	5,091
	GATX Corp.	86,707	5,013
	Covanta Holding Corp.	274,469	4,419
	Brady Corp. Class A	109,828	3,992
	Greif Inc. Class A	66,325	3,819
	Aircastle Ltd.	171,237	3,819
	Otter Tail Corp.	88,645	3,355
	RR Donnelley & Sons Co.	179,476	3,078
^	Greenbrier Cos. Inc.	67,815	2,967
	General Cable Corp.	127,890	2,596
	Triton International Ltd.	105,991	2,580
	ManTech International Corp.	65,799	2,562
	Raven Industries Inc.	94,681	2,372
^	Ship Finance International Ltd.	152,432	2,287
	LSC Communications Inc.	85,170	2,233
	AVX Corp.	135,183	2,190
^	Nordic American Tankers Ltd.	251,324	2,171
*	Donnelley Financial Solutions Inc.	84,384	2,032
	McGrath RentCorp	50,197	1,922
	H&E Equipment Services Inc.	72,669	1,879
^	GasLog Ltd.	104,260	1,741
	Scorpio Tankers Inc.	435,419	1,668
	Schnitzer Steel Industries Inc.	68,866	1,629
^	Seaspan Corp. Class A	138,986	1,334
^	Teekay Corp.	127,563	1,282
	American Railcar Industries Inc.	21,575	961
	Myers Industries Inc.	58,209	803
	Textainer Group Holdings Ltd.	55,676	802
	Daktronics Inc.	1,161	12
			3,048,926
Oil & Gas (10.2%)
	Exxon Mobil Corp.	10,945,684	918,233
	Chevron Corp.	4,958,544	552,134
	ConocoPhillips	3,220,139	157,014
	Occidental Petroleum Corp.	2,003,647	135,787
	Phillips 66	1,366,012	111,494
	Kinder Morgan Inc.	4,975,366	111,150
	Valero Energy Corp.	1,186,972	78,055
	Spectra Energy Corp.	1,833,075	76,348
	Marathon Petroleum Corp.	1,389,741	66,777
	Williams Cos. Inc.	1,960,143	56,531
	National Oilwell Varco Inc.	986,999	37,318
	Targa Resources Corp.	464,550	26,767
^	Helmerich & Payne Inc.	268,250	19,089
	OGE Energy Corp.	524,072	17,577
	HollyFrontier Corp.	462,815	13,408
	Murphy Oil Corp.	425,807	12,310
	Patterson-UTI Energy Inc.	384,375	10,778
	Western Refining Inc.	197,061	6,899
	SemGroup Corp. Class A	173,456	6,886

Oceaneering International Inc.	243,251	6,775
PBF Energy Inc. Class A	287,297	6,662
Noble Corp. plc	634,975	4,286
Pattern Energy Group Inc. Class A	178,871	3,531
Delek US Holdings Inc.	150,558	3,373
Archrock Inc.	158,430	2,313
^ Frank's International NV	97,943	1,160
^ CVR Energy Inc.	45,174	1,003
		2,443,658
Other (0.0%)2
* Safeway Inc. CVR (Casa Ley) Exp. 01/30/2018	364	—
* Safeway Inc. CVR (PDC) Exp. 01/30/2017	364	—
		—
Technology (14.7%)
Microsoft Corp.	19,828,073	1,281,885
Intel Corp.	12,420,513	457,323
International Business Machines Corp.	2,517,693	439,388
Cisco Systems Inc.	13,196,544	405,398
QUALCOMM Inc.	3,852,461	205,837
Texas Instruments Inc.	2,633,008	198,897
HP Inc.	4,527,362	68,137
Analog Devices Inc.	814,590	61,045
Western Digital Corp.	711,217	56,705
Linear Technology Corp.	624,642	39,434
Xilinx Inc.	661,358	38,491
Microchip Technology Inc.	565,045	38,056
KLA-Tencor Corp.	408,596	34,776
Seagate Technology plc	746,377	33,699
Maxim Integrated Products Inc.	752,497	33,471
Harris Corp.	325,011	33,382
CA Inc.	818,660	25,599
Garmin Ltd.	292,379	14,119
Cypress Semiconductor Corp.	843,158	9,949
Science Applications International Corp.	96,642	7,869
Pitney Bowes Inc.	482,748	7,685
Intersil Corp. Class A	297,635	6,676
Diebold Nixdorf Inc.	193,794	5,271
Cogent Communications Holdings Inc.	110,179	4,605
West Corp.	153,687	3,730
Brooks Automation Inc.	165,148	2,877
^ Computer Programs & Systems Inc.	32,725	740
		3,515,044
Telecommunications (5.3%)
AT&T Inc.	16,206,779	683,278
Verizon Communications Inc.	10,701,230	524,467
CenturyLink Inc.	1,439,634	37,229
^ Frontier Communications Corp.	3,065,406	10,698
Consolidated Communications Holdings Inc.	131,374	3,456
Windstream Holdings Inc.	250,676	2,026
EarthLink Holdings Corp.	220,829	1,416
		1,262,570
Utilities (7.9%)
NextEra Energy Inc.	1,224,469	151,491
Duke Energy Corp.	1,810,669	142,210
Southern Co.	2,563,630	126,720
Dominion Resources Inc.	1,639,814	125,085

Exelon Corp.	2,420,042	86,831
American Electric Power Co. Inc.	1,307,742	83,774
PG&E Corp.	1,318,906	81,627
Sempra Energy	653,960	66,959
Edison International	852,536	62,133
PPL Corp.	1,778,869	61,976
Consolidated Edison Inc.	793,090	58,966
Public Service Enterprise Group Inc.	1,331,553	58,921
Xcel Energy Inc.	1,330,625	54,981
WEC Energy Group Inc.	832,601	49,165
DTE Energy Co.	469,525	46,314
Eversource Energy	835,693	46,231
Entergy Corp.	468,836	33,587
FirstEnergy Corp.	1,105,907	33,531
Ameren Corp.	631,902	33,270
CMS Energy Corp.	732,374	31,199
ONEOK Inc.	551,362	30,386
CenterPoint Energy Inc.	1,118,368	29,312
SCANA Corp.	337,067	23,157
Pinnacle West Capital Corp.	288,848	22,423
Alliant Energy Corp.	592,601	22,311
UGI Corp.	453,631	21,035
Atmos Energy Corp.	275,156	20,961
Westar Energy Inc. Class A	370,847	20,282
AES Corp.	1,738,893	19,893
NiSource Inc.	846,689	18,941
Great Plains Energy Inc.	534,643	14,729
Aqua America Inc.	469,381	14,274
NRG Energy Inc.	823,090	13,614
Vectren Corp.	218,721	12,006
National Fuel Gas Co.	200,488	11,257
WGL Holdings Inc.	134,099	10,988
IDACORP Inc.	129,940	10,398
Portland General Electric Co.	230,932	10,071
Southwest Gas Holdings Inc.	123,170	9,924
Hawaiian Electric Industries Inc.	282,427	9,456
ONE Gas Inc.	136,766	8,838
Black Hills Corp.	139,923	8,752
New Jersey Resources Corp.	222,572	8,391
ALLETE Inc.	120,916	7,902
PNM Resources Inc.	221,791	7,630
Spire Inc.	110,581	7,188
NorthWestern Corp.	125,321	7,157
South Jersey Industries Inc.	212,162	7,001
Avista Corp.	167,044	6,455
Avangrid Inc.	152,913	5,933
MGE Energy Inc.	89,555	5,700
El Paso Electric Co.	104,453	4,794
California Water Service Group	122,880	4,239
Northwest Natural Gas Co.	71,312	4,200
Atlantica Yield plc	124,852	2,672
		1,877,241
Total Common Stocks (Cost $20,188,565)		23,885,498

					Market
					Value
		Coupon			($000)
Temporary Cash Investments (0.2%)1
Money Market Fund (0.2%)
3,4 Vanguard Market Liquidity Fund		0.856%		461,308	46,136

				Face
			Maturity	Amount
		Coupon	Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	0.501%	3/16/17	900	899
5	United States Treasury Bill	0.564%–0.571%	5/4/17	3,100	3,096
5	United States Treasury Bill	0.607%–0.618%	5/25/17	700	699
					4,694
Total Temporary Cash Investments (Cost $50,828)					50,830
Total Investments (100.0%) (Cost $20,239,393)					23,936,328
Other Assets and Liabilities-Net (0.0%)4					(2,770)
Net Assets (100%)					23,933,558

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $16,904,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.

2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $17,587,000 of collateral received for securities on loan.
5	Securities with a value of $2,028,000 have been segregated as initial margin for open futures contracts. CVR—Contingent Value Rights.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	23,885,498	—	—
Temporary Cash Investments	46,136	4,694	—
Futures Contracts—Liabilities[1]	(31)	—	—
Total	23,931,603	4,694	—

1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2017	419	47,651	261

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At January 31, 2017, the cost of investment securities for tax purposes was $20,240,045,000. Net unrealized appreciation of investment securities for tax purposes was $3,696,283,000, consisting of unrealized gains of $4,068,129,000 on securities that had risen in value since their purchase and $371,846,000 in unrealized losses on securities that had fallen in value since their purchase.

High Dividend Yield Index Fund

Vanguard Emerging Markets Government Bond Index Fund

Schedule of Investments (unaudited)

As of January 31, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Angola (0.2%)
Sovereign Bonds (0.2%)
	Republic of Angola	9.500%	11/12/25	1,400	1,334
1	Republic of Angola Via Northern Lights III BV	7.000%	8/16/19	688	701
Total Angola (Cost $2,076)					2,035
Argentina (4.0%)
Sovereign Bonds (4.0%)
	Argentine Republic	6.250%	4/22/19	3,200	3,380
2	Argentine Republic	6.875%	4/22/21	150	159
	Argentine Republic	6.875%	4/22/21	3,700	3,924
2	Argentine Republic	5.625%	1/26/22	2,000	2,004
	Argentine Republic	7.500%	4/22/26	6,050	6,306
2	Argentine Republic	6.875%	1/26/27	4,000	3,973
	Argentine Republic	8.280%	12/31/33	3,854	4,057
	Argentine Republic	8.280%	12/31/33	1,012	1,040
	Argentine Republic	7.125%	7/6/36	3,065	2,880
1	Argentine Republic	2.500%	12/31/38	6,194	3,809
	Argentine Republic	7.625%	4/22/46	2,350	2,322
1	City of Buenos Aires	8.950%	2/19/21	200	223
1,2 City of Buenos Aires		7.500%	6/1/27	1,000	1,015
1	City of Buenos Aires	7.500%	6/1/27	250	253
	Petrobras Argentina SA	7.375%	7/21/23	500	510
1	Provincia de Buenos Aires	10.875%	1/26/21	1,000	1,140
1	Provincia de Buenos Aires	9.950%	6/9/21	600	674
1,2 Provincia de Buenos Aires		9.950%	6/9/21	400	449
1	Provincia de Buenos Aires	9.125%	3/16/24	1,000	1,090
1	Provincia de Buenos Aires	7.875%	6/15/27	1,000	992
	Provincia de Cordoba	12.375%	8/17/17	149	156
1	Provincia de Mendoza	8.375%	5/19/24	400	412
1	Provincia del Chubut	7.750%	7/26/26	500	489
	YPF SA	8.875%	12/19/18	1,075	1,180
2	YPF SA	8.875%	12/19/18	50	55
	YPF SA	8.500%	3/23/21	1,200	1,298
1	YPF SA	8.750%	4/4/24	1,345	1,455
	YPF SA	8.500%	7/28/25	775	815
Total Argentina (Cost $44,983)					46,060
Armenia (0.1%)
Sovereign Bonds (0.1%)
2	Republic of Armenia	6.000%	9/30/20	200	207
	Republic of Armenia	6.000%	9/30/20	200	207
	Republic of Armenia	7.150%	3/26/25	500	522
Total Armenia (Cost $897)					936
Azerbaijan (0.4%)
Sovereign Bonds (0.4%)
	International Bank of Azerbaijan OJSC	5.625%	6/11/19	800	800
2	Republic of Azerbaijan	4.750%	3/18/24	400	398
	Republic of Azerbaijan	4.750%	3/18/24	800	796
3	Southern Gas Corridor CJSC	6.875%	3/24/26	1,150	1,245

State Oil Co. of the Azerbaijan Republic	4.750%	3/13/23	1,700	1,642
State Oil Co. of the Azerbaijan Republic	6.950%	3/18/30	200	211
Total Azerbaijan (Cost $5,013)				5,092
Bahrain (0.9%)
Sovereign Bonds (0.9%)
Bahrain Mumtalakat Holding Co. BSC	4.000%	11/25/21	250	243
Batelco International Finance No. 1 Ltd.	4.250%	5/1/20	400	399
Kingdom of Bahrain	6.273%	11/22/18	550	581
2 Kingdom of Bahrain	5.500%	3/31/20	1,900	1,986
Kingdom of Bahrain	5.875%	1/26/21	200	208
2 Kingdom of Bahrain	6.125%	7/5/22	1,400	1,467
2 Kingdom of Bahrain	6.125%	8/1/23	150	156
Kingdom of Bahrain	6.125%	8/1/23	625	651
Kingdom of Bahrain	7.000%	1/26/26	1,300	1,364
2 Kingdom of Bahrain	7.000%	1/26/26	1,000	1,050
Kingdom of Bahrain	7.000%	10/12/28	1,000	1,025
2 Kingdom of Bahrain	6.000%	9/19/44	500	419
Kingdom of Bahrain	6.000%	9/19/44	400	335
Total Bahrain (Cost $9,863)				9,884
Belize (0.0%)
Sovereign Bonds (0.0%)
1 Belize	5.000%	2/20/38	450	205
Total Belize (Cost $291)				205
Bermuda (0.1%)
Sovereign Bonds (0.1%)
2 Bermuda	4.854%	2/6/24	150	157
Bermuda	4.854%	2/6/24	400	418
1 Bermuda	3.717%	1/25/27	850	807
Total Bermuda (Cost $1,414)				1,382
Bolivia (0.0%)
Sovereign Bonds (0.0%)
Plurinational State of Bolivia	4.875%	10/29/22	200	220
Plurinational State of Bolivia	5.950%	8/22/23	200	233
Total Bolivia (Cost $396)				453
Brazil (7.1%)
Sovereign Bonds (7.1%)
Banco do Brasil SA	6.000%	1/22/20	500	531
Banco do Brasil SA	5.375%	1/15/21	475	488
Banco do Brasil SA	5.875%	1/26/22	1,675	1,719
Banco do Brasil SA	3.875%	10/10/22	1,626	1,547
Banco do Brasil SA	5.875%	1/19/23	650	664
1 Banco do Brasil SA	8.500%	10/29/49	1,350	1,460
Banco Nacional de Desenvolvimento
Economico e Social	6.369%	6/16/18	925	967
Banco Nacional de Desenvolvimento
Economico e Social	6.500%	6/10/19	950	1,013
Banco Nacional de Desenvolvimento
Economico e Social	5.500%	7/12/20	400	421
Banco Nacional de Desenvolvimento
Economico e Social	5.750%	9/26/23	1,500	1,552
Caixa Economica Federal	4.500%	10/3/18	1,090	1,106
2 Caixa Economica Federal	4.500%	10/3/18	200	203
Caixa Economica Federal	4.250%	5/13/19	1,800	1,818
Caixa Economica Federal	3.500%	11/7/22	150	139

Centrais Eletricas Brasileiras SA	6.875%	7/30/19	800	853
Centrais Eletricas Brasileiras SA	5.750%	10/27/21	1,700	1,715
Federative Republic of Brazil	5.875%	1/15/19	2,120	2,274
Federative Republic of Brazil	8.875%	10/14/19	175	204
Federative Republic of Brazil	4.875%	1/22/21	3,706	3,854
Federative Republic of Brazil	2.625%	1/5/23	3,336	3,027
Federative Republic of Brazil	8.875%	4/15/24	707	879
Federative Republic of Brazil	4.250%	1/7/25	4,072	3,935
Federative Republic of Brazil	8.750%	2/4/25	350	437
Federative Republic of Brazil	6.000%	4/7/26	1,100	1,170
Federative Republic of Brazil	10.125%	5/15/27	916	1,271
Federative Republic of Brazil	8.250%	1/20/34	1,725	2,066
Federative Republic of Brazil	7.125%	1/20/37	2,440	2,672
Federative Republic of Brazil	5.625%	1/7/41	2,626	2,436
Federative Republic of Brazil	5.000%	1/27/45	4,361	3,701
Federative Republic of Brazil	5.625%	2/21/47	200	185
Petrobras Global Finance BV	3.000%	1/15/19	750	748
Petrobras Global Finance BV	8.375%	5/23/21	10,150	11,305
Petrobras Global Finance BV	4.375%	5/20/23	4,200	3,880
Petrobras Global Finance BV	6.250%	3/17/24	1,125	1,131
Petrobras Global Finance BV	8.750%	5/23/26	3,735	4,211
Petrobras Global Finance BV	7.375%	1/17/27	1,150	1,196
Petrobras Global Finance BV	5.625%	5/20/43	600	474
Petrobras Global Finance BV	7.250%	3/17/44	210	196
Petrobras Global Finance BV	6.850%	6/5/15	2,475	2,085
Petrobras International Finance Co. SA	7.875%	3/15/19	2,450	2,683
Petrobras International Finance Co. SA	5.375%	1/27/21	3,955	3,980
Petrobras International Finance Co. SA	6.875%	1/20/40	2,415	2,176
Petrobras International Finance Co. SA	6.750%	1/27/41	3,127	2,783
Total Brazil (Cost $77,570)				81,155
Cameroon (0.0%)
Sovereign Bonds (0.0%)
1 Republic of Cameroon	9.500%	11/19/25	500	539
Total Cameroon (Cost $492)				539
Chile (1.6%)
Sovereign Bonds (1.6%)
2 Banco del Estado de Chile	4.125%	10/7/20	400	417
2 Banco del Estado de Chile	3.875%	2/8/22	975	1,007
2 Corp. Nacional del Cobre de Chile	7.500%	1/15/19	800	880
2 Corp. Nacional del Cobre de Chile	3.750%	11/4/20	300	311
Corp. Nacional del Cobre de Chile	3.750%	11/4/20	1,359	1,411
2 Corp. Nacional del Cobre de Chile	3.875%	11/3/21	800	824
Corp. Nacional del Cobre de Chile	3.875%	11/3/21	854	880
Corp. Nacional del Cobre de Chile	3.000%	7/17/22	1,350	1,329
2 Corp. Nacional del Cobre de Chile	3.000%	7/17/22	150	148
Corp. Nacional del Cobre de Chile	4.500%	8/13/23	675	712
2 Corp. Nacional del Cobre de Chile	4.500%	8/13/23	150	158
Corp. Nacional del Cobre de Chile	4.500%	9/16/25	900	927
2 Corp. Nacional del Cobre de Chile	5.625%	9/21/35	300	326
2 Corp. Nacional del Cobre de Chile	6.150%	10/24/36	100	114
2 Corp. Nacional del Cobre de Chile	4.250%	7/17/42	400	365
Corp. Nacional del Cobre de Chile	5.625%	10/18/43	900	993
2 Corp. Nacional del Cobre de Chile	5.625%	10/18/43	200	220
2 Corp. Nacional del Cobre de Chile	4.875%	11/4/44	400	401
Corp. Nacional del Cobre de Chile	4.875%	11/4/44	900	900

2 Empresa de Transporte de Pasajeros Metro
SA	4.750%	2/4/24	200	212
2 Empresa de Transporte de Pasajeros Metro
SA	5.000%	1/25/47	400	400
2 Empresa Nacional del Petroleo	4.750%	12/6/21	536	561
Empresa Nacional del Petroleo	4.375%	10/30/24	500	509
Republic of Chile	3.875%	8/5/20	600	631
Republic of Chile	3.125%	3/27/25	650	650
Republic of Chile	3.125%	1/21/26	2,740	2,710
Republic of Chile	3.625%	10/30/42	500	475
Total Chile (Cost $18,041)				18,471
China (14.2%)
Sovereign Bonds (14.2%)
Agricultural Bank of China Ltd.	2.000%	5/21/18	1,550	1,546
Agricultural Bank of China Ltd.	2.875%	12/10/18	800	809
Agricultural Bank of China Ltd.	2.750%	5/21/20	250	250
Agricultural Bank of China Ltd.	2.750%	10/20/20	200	200
Amber Circle Funding Ltd.	2.000%	12/4/17	400	401
Amber Circle Funding Ltd.	3.250%	12/4/22	1,500	1,511
Avi Funding Co. Ltd.	2.850%	9/16/20	300	300
2 Avi Funding Co. Ltd.	2.850%	9/16/20	400	399
Avi Funding Co. Ltd.	3.800%	9/16/25	2,200	2,229
Bank of China Ltd.	2.125%	6/30/18	1,300	1,300
Bank of China Ltd.	3.125%	1/23/19	200	203
Bank of China Ltd.	2.875%	6/30/20	2,400	2,411
Bank of China Ltd.	2.375%	3/1/21	750	734
Bank of China Ltd.	2.250%	7/12/21	700	679
2 Bank of China Ltd.	5.000%	11/13/24	1,000	1,049
Bank of China Ltd.	5.000%	11/13/24	1,100	1,154
Bank of China Ltd.	3.875%	6/30/25	1,000	1,014
Bao-trans Enterprises Ltd.	3.750%	12/12/18	725	737
Beijing State-Owned Assets Management
Hong Kong Co.Ltd.	4.125%	5/26/25	800	804
Bluestar Finance Holdings Ltd.	3.500%	6/11/18	1,000	1,007
Bluestar Finance Holdings Ltd.	4.375%	12/29/49	700	709
BOC Aviation Ltd.	3.000%	3/30/20	1,000	1,000
BOC Aviation Ltd.	2.375%	9/15/21	450	433
2 BOC Aviation Ltd.	2.375%	9/15/21	900	867
BOC Aviation Ltd.	4.375%	5/2/23	200	208
BOC Aviation Ltd.	3.875%	4/27/26	800	781
CCBL Cayman 1 Corp. Ltd.	2.750%	5/31/21	250	245
CCBL Cayman Corp. Ltd.	3.250%	7/28/20	300	301
1 CCCI Treasure Ltd.	3.500%	12/29/49	550	552
Century Master Investment Co. Ltd.	4.750%	9/19/18	450	465
CGNPC International Ltd.	4.000%	5/19/25	500	503
1 Chalco Hong Kong Investment Co. Ltd.	4.250%	12/31/49	450	443
Charming Light Investments Ltd.	3.750%	9/3/19	2,010	2,052
China Cinda Finance 2014 Ltd.	4.000%	5/14/19	500	512
China Cinda Finance 2014 Ltd.	5.625%	5/14/24	600	647
China Cinda Finance 2015 I Ltd.	3.125%	4/23/20	2,000	1,997
China Cinda Finance 2015 I Ltd.	4.250%	4/23/25	1,500	1,482
China Clean Energy Development Ltd.	4.000%	11/5/25	1,000	1,003
China Construction Bank Asia Corp. Ltd.	3.250%	7/2/19	700	717
1 China Construction Bank Asia Corp. Ltd.	4.250%	8/20/24	400	408
1 China Construction Bank Corp.	3.875%	5/13/25	2,150	2,169
China Development Bank Corp.	2.500%	10/9/20	2,300	2,291
China Development Bank Corp.	2.125%	6/1/21	2,850	2,785

	China Great Wall International Holdings II Ltd.	2.500%	6/18/18	1,200	1,201
	China Great Wall International Holdings III
	Ltd.	2.250%	10/27/19	200	197
	China Great Wall International Holdings Ltd.	2.500%	9/17/17	200	200
1	China Life Insurance Co. Ltd.	4.000%	7/3/75	1,000	985
	China Overseas Finance Cayman II Ltd.	5.500%	11/10/20	1,500	1,624
	China Overseas Finance Cayman III Ltd.	5.375%	10/29/23	1,500	1,630
	China Overseas Finance Cayman V Ltd.	3.950%	11/15/22	500	507
	China Overseas Finance Cayman VI Ltd.	5.950%	5/8/24	200	223
2	China Resources Gas Group Ltd.	4.500%	4/5/22	400	419
	China Resources Land Ltd.	4.375%	2/27/19	950	987
	China Resources Land Ltd.	6.000%	2/27/24	400	448
	China Shenhua Overseas Capital Co. Ltd.	2.500%	1/20/18	600	601
	China Shenhua Overseas Capital Co. Ltd.	3.125%	1/20/20	650	653
	China Shenhua Overseas Capital Co. Ltd.	3.875%	1/20/25	600	603
	China Shipping Overseas Finance 2013 Ltd.	4.250%	1/28/19	500	514
	CITIC Ltd.	6.875%	1/21/18	200	208
	CITIC Ltd.	6.375%	4/10/20	2,200	2,421
	CITIC Ltd.	6.625%	4/15/21	200	227
	CITIC Ltd.	2.800%	12/14/21	300	295
	CITIC Ltd.	6.800%	1/17/23	1,700	1,985
	CITIC Ltd.	3.700%	6/14/26	500	489
1	CITIC Ltd.	8.625%	5/29/49	900	984
	CITIC Securities Finance 2013 Co. Ltd.	2.500%	5/3/18	400	400
	CITIC Securities Finance MTN Co. Ltd.	3.500%	10/30/19	1,200	1,226
2	CNOOC Curtis Funding No 1 Pty Ltd.	4.500%	10/3/23	300	317
	CNOOC Curtis Funding No 1 pty Ltd.	4.500%	10/3/23	1,920	2,022
2	CNOOC Finance 2011 Ltd.	4.250%	1/26/21	1,888	1,969
2	CNOOC Finance 2011 Ltd.	5.750%	1/26/41	200	233
2	CNOOC Finance 2012 Ltd.	3.875%	5/2/22	1,200	1,232
2	CNOOC Finance 2012 Ltd.	5.000%	5/2/42	200	212
	CNOOC Finance 2013 Ltd.	1.750%	5/9/18	900	895
	CNOOC Finance 2013 Ltd.	3.000%	5/9/23	850	824
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	1,200	1,138
	CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	1,650	1,643
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	1,300	1,267
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	2,560	2,642
	CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	1,100	1,153
2	CNPC General Capital Ltd.	2.750%	4/19/17	50	50
2,4 CNPC General Capital Ltd.		1.802%	5/14/17	200	200
	CNPC General Capital Ltd.	1.950%	4/16/18	850	847
2	CNPC General Capital Ltd.	2.750%	5/14/19	200	202
	CNPC General Capital Ltd.	2.750%	5/14/19	450	453
	CNPC General Capital Ltd.	2.700%	11/25/19	1,400	1,412
2	CNPC General Capital Ltd.	3.950%	4/19/22	700	724
	CNPC General Capital Ltd.	3.400%	4/16/23	250	250
2	CNPC HK Overseas Capital Ltd.	4.500%	4/28/21	1,225	1,298
2	CNPC HK Overseas Capital Ltd.	5.950%	4/28/41	400	478
	COSCO Finance 2011 Ltd.	4.000%	12/3/22	1,050	1,088
2	COSL Finance BVI Ltd.	3.250%	9/6/22	550	535
	COSL Singapore Capital Ltd.	3.500%	7/30/20	1,200	1,212
1	CRCC Yupeng Ltd.	3.950%	2/28/49	300	305
	CRCC Yuxiang Ltd.	3.500%	5/16/23	950	947
1	Dianjian Haixing Ltd.	4.050%	10/29/49	200	203
	Eastern Creation II Investment Holdings Ltd.	2.625%	11/20/17	400	401
2	Export-Import Bank of China	2.500%	7/31/19	200	202
	Export-Import Bank of China	2.500%	7/31/19	1,960	1,981
	Export-Import Bank of China	2.000%	4/26/21	300	292

	Export-Import Bank of China	3.625%	7/31/24	200	203
	Export-Import Bank of China	2.875%	4/26/26	1,400	1,325
	Franshion Brilliant Ltd.	5.750%	3/19/19	600	630
2	Franshion Development Ltd.	6.750%	4/15/21	500	561
	Franshion Investment Ltd.	4.700%	10/26/17	200	202
	Hongkong Baorong Development Ltd.	3.625%	12/9/18	200	201
	Huarong Finance Co. Ltd.	4.000%	7/17/19	900	917
	Huarong Finance II Co. Ltd.	3.500%	1/16/18	950	957
	Huarong Finance II Co. Ltd.	2.875%	11/19/18	1,800	1,802
	Huarong Finance II Co. Ltd.	4.500%	1/16/20	2,650	2,729
	Huarong Finance II Co. Ltd.	3.750%	11/19/20	550	555
	Huarong Finance II Co. Ltd.	5.500%	1/16/25	1,300	1,366
	Huarong Finance II Co. Ltd.	5.000%	11/19/25	600	611
	Huarong Finance II Co. Ltd.	4.625%	6/3/26	1,250	1,231
1	Huarong Finance II Co. Ltd.	2.875%	12/31/49	1,200	1,126
2	ICBCIL Finance Co. Ltd.	2.375%	5/19/19	700	696
	ICBCIL Finance Co. Ltd.	2.125%	9/29/19	400	394
	ICBCIL Finance Co. Ltd.	3.250%	3/17/20	800	804
	ICBCIL Finance Co. Ltd.	3.200%	11/10/20	700	703
2	ICBCIL Finance Co. Ltd.	2.750%	5/19/21	600	588
	ICBCIL Finance Co. Ltd.	2.500%	9/29/21	1,000	970
	Industrial & Commercial Bank of China Asia
	Ltd.	5.125%	11/30/20	950	1,014
	Industrial & Commercial Bank of China Ltd.	2.500%	11/21/17	600	602
	Industrial & Commercial Bank of China Ltd.	2.000%	5/10/19	1,300	1,290
	Industrial & Commercial Bank of China Ltd.	1.875%	8/11/19	200	198
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	1,300	1,329
	Industrial & Commercial Bank of China Ltd.	2.905%	11/13/20	800	802
	Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	1,700	1,676
	Industrial & Commercial Bank of China Ltd.	4.875%	9/21/25	1,750	1,826
	King Power Capital Ltd.	5.625%	11/3/24	500	547
	Kunlun Energy Co. Ltd.	2.875%	5/13/20	600	600
	Kunlun Energy Co. Ltd.	3.750%	5/13/25	350	347
	MCC Holding Hong Kong Corp. Ltd.	2.500%	8/28/17	400	400
	Minmetals Bounteous Finance BVI Ltd.	3.500%	7/30/20	300	302
	Minmetals Bounteous Finance BVI Ltd.	4.750%	7/30/25	600	614
	Minmetals Bounteous Finance BVI Ltd.	4.200%	7/27/26	850	836
	Nexen Energy ULC	7.875%	3/15/32	300	399
	Nexen Energy ULC	5.875%	3/10/35	808	910
	Nexen Energy ULC	6.400%	5/15/37	920	1,113
	Nexen Energy ULC	7.500%	7/30/39	300	409
	Prosperous Ray Ltd.	3.000%	11/12/18	400	404
	Prosperous Ray Ltd.	4.625%	11/12/23	550	586
	Shanghai Electric Group Global Investment
	Ltd.	3.000%	8/14/19	500	506
	Shanghai Electric Power Finance Ltd.	3.625%	8/11/20	1,100	1,115
	Sino-Ocean Land Treasure Finance I Ltd.	4.625%	7/30/19	1,300	1,326
	Sino-Ocean Land Treasure Finance I Ltd.	6.000%	7/30/24	350	364
	Sino-Ocean Land Treasure Finance II Ltd.	4.450%	2/4/20	400	407
	Sino-Ocean Land Treasure Finance II Ltd.	5.950%	2/4/27	250	257
1,2 Sinochem Global Capital Co. Ltd.		5.000%	12/29/49	200	204
2	Sinochem Offshore Capital Co. Ltd.	3.250%	4/29/19	200	203
	Sinochem Offshore Capital Co. Ltd.	3.250%	4/29/19	700	712
2	Sinochem Overseas Capital Co. Ltd.	4.500%	11/12/20	1,375	1,445
2	Sinochem Overseas Capital Co. Ltd.	6.300%	11/12/40	450	543
	Sinopec Capital 2013 Ltd.	1.875%	4/24/18	1,050	1,046
2	Sinopec Capital 2013 Ltd.	3.125%	4/24/23	400	392
	Sinopec Capital 2013 Ltd.	3.125%	4/24/23	1,200	1,178

Sinopec Capital 2013 Ltd.	4.250%	4/24/43	200	192
2 Sinopec Group Overseas Development 2012
Ltd.	3.900%	5/17/22	1,619	1,673
Sinopec Group Overseas Development 2012
Ltd.	3.900%	5/17/22	707	730
2 Sinopec Group Overseas Development 2012
Ltd.	4.875%	5/17/42	775	816
Sinopec Group Overseas Development 2013
Ltd.	2.500%	10/17/18	300	302
Sinopec Group Overseas Development 2013
Ltd.	4.375%	10/17/23	1,825	1,925
Sinopec Group Overseas Development 2013
Ltd.	5.375%	10/17/43	200	226
2 Sinopec Group Overseas Development 2014
Ltd.	2.750%	4/10/19	400	403
Sinopec Group Overseas Development 2014
Ltd.	2.750%	4/10/19	700	706
Sinopec Group Overseas Development 2014
Ltd.	4.375%	4/10/24	2,000	2,088
Sinopec Group Overseas Development 2015
Ltd.	2.500%	4/28/20	4,300	4,272
Sinopec Group Overseas Development 2015
Ltd.	3.250%	4/28/25	1,700	1,636
Sinopec Group Overseas Development 2015
Ltd.	4.100%	4/28/45	800	751
Sinopec Group Overseas Development 2016
Ltd.	2.125%	5/3/19	910	905
Sinopec Group Overseas Development 2016
Ltd.	2.750%	5/3/21	400	396
Sinopec Group Overseas Development 2016
Ltd.	2.000%	9/29/21	200	192
Sinopec Group Overseas Development 2016
Ltd.	3.500%	5/3/26	1,000	973
Skysea International Capital Management	4.875%	12/7/21	400	432
State Elite Global Ltd.	3.125%	1/20/20	1,000	1,009
2 State Grid Overseas Investment 2013 Ltd.	1.750%	5/22/18	200	199
State Grid Overseas Investment 2013 Ltd.	3.125%	5/22/23	1,410	1,407
2 State Grid Overseas Investment 2013 Ltd.	4.375%	5/22/43	200	207
2 State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	700	709
State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	1,670	1,691
State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	1,470	1,537
2 State Grid Overseas Investment 2014 Ltd.	4.850%	5/7/44	350	388
State Grid Overseas Investment 2014 Ltd.	4.850%	5/7/44	200	222
State Grid Overseas Investment 2016 Ltd.	2.875%	5/18/26	700	665
Three Gorges Finance I Cayman Islands Ltd.	2.300%	6/2/21	400	391
Three Gorges Finance I Cayman Islands Ltd.	3.700%	6/10/25	700	705
Three Gorges Finance I Cayman Islands Ltd.	3.150%	6/2/26	1,400	1,347
Total China (Cost $162,899)				162,529
Colombia (2.9%)
Sovereign Bonds (2.9%)
Ecopetrol SA	7.625%	7/23/19	725	811
Ecopetrol SA	5.875%	9/18/23	1,490	1,591
Ecopetrol SA	4.125%	1/16/25	1,275	1,205
Ecopetrol SA	5.375%	6/26/26	2,000	1,995
Ecopetrol SA	7.375%	9/18/43	1,200	1,233
Ecopetrol SA	5.875%	5/28/45	1,500	1,326
Empresa de Energia de Bogota SA ESP	6.125%	11/10/21	1,100	1,135

Empresas Publicas de Medellin ESP	7.625%	7/29/19	300	336
Oleoducto Central SA	4.000%	5/7/21	400	401
Republic of Colombia	7.375%	3/18/19	1,135	1,258
Republic of Colombia	11.750%	2/25/20	1,220	1,545
Republic of Colombia	4.375%	7/12/21	2,534	2,664
1 Republic of Colombia	2.625%	3/15/23	1,160	1,100
Republic of Colombia	4.000%	2/26/24	2,195	2,233
Republic of Colombia	8.125%	5/21/24	540	680
1 Republic of Colombia	4.500%	1/28/26	1,600	1,670
Republic of Colombia	7.375%	9/18/37	1,750	2,176
Republic of Colombia	6.125%	1/18/41	2,407	2,664
1 Republic of Colombia	5.625%	2/26/44	2,384	2,527
1 Republic of Colombia	5.000%	6/15/45	3,800	3,699
Transportadora de Gas Internacional SA ESP	5.700%	3/20/22	600	619
Total Colombia (Cost $32,542)				32,868
Costa Rica (0.6%)
Sovereign Bonds (0.6%)
Banco de Costa Rica	5.250%	8/12/18	250	255
2 Banco Nacional de Costa Rica	4.875%	11/1/18	200	203
Banco Nacional de Costa Rica	4.875%	11/1/18	400	406
2 Banco Nacional de Costa Rica	5.875%	4/25/21	1,000	1,022
Banco Nacional de Costa Rica	6.250%	11/1/23	200	204
Instituto Costarricense de Electricidad	6.950%	11/10/21	475	500
Instituto Costarricense de Electricidad	6.375%	5/15/43	200	164
Republic of Costa Rica	4.250%	1/26/23	1,132	1,068
Republic of Costa Rica	5.625%	4/30/43	1,400	1,156
Republic of Costa Rica	7.000%	4/4/44	800	768
Republic of Costa Rica	7.158%	3/12/45	800	777
Total Costa Rica (Cost $6,473)				6,523
Cote d'Ivoire (0.3%)
Sovereign Bonds (0.3%)
Republic of Cote d'Ivoire	5.375%	7/23/24	950	899
1 Republic of Cote d'Ivoire	6.375%	3/3/28	900	876
1 Republic of Cote d'Ivoire	5.750%	12/31/32	2,249	2,083
Total Cote d'Ivoire (Cost $3,892)				3,858
Croatia (0.8%)
Sovereign Bonds (0.8%)
Hrvatska Elektroprivreda	5.875%	10/23/22	500	525
Republic of Croatia	6.750%	11/5/19	1,922	2,091
Republic of Croatia	6.625%	7/14/20	1,294	1,415
Republic of Croatia	6.375%	3/24/21	1,600	1,749
Republic of Croatia	5.500%	4/4/23	700	744
Republic of Croatia	6.000%	1/26/24	2,335	2,553
Total Croatia (Cost $8,825)				9,077
Dominican Republic (0.9%)
Sovereign Bonds (0.9%)
1 Dominican Republic	7.500%	5/6/21	1,352	1,482
Dominican Republic	6.600%	1/28/24	450	479
1 Dominican Republic	5.875%	4/18/24	650	667
Dominican Republic	5.500%	1/27/25	1,860	1,848
Dominican Republic	6.875%	1/29/26	2,300	2,453
2 Dominican Republic	5.950%	1/25/27	1,000	1,000
Dominican Republic	7.450%	4/30/44	450	473
2 Dominican Republic	6.850%	1/27/45	1,000	988

1	Dominican Republic	6.850%	1/27/45	1,444	1,419
Total Dominican Republic (Cost $10,871)					10,809
Ecuador (0.6%)
Sovereign Bonds (0.6%)
	Republic of Ecuador	10.500%	3/24/20	1,300	1,419
	Republic of Ecuador	10.750%	3/28/22	1,900	2,123
	Republic of Ecuador	7.950%	6/20/24	1,950	1,920
	Republic of Ecuador	9.650%	12/13/26	800	845
Total Ecuador (Cost $5,803)					6,307
Egypt (0.9%)
Sovereign Bonds (0.9%)
	African Export-Import Bank	3.875%	6/4/18	450	455
	African Export-Import Bank	4.750%	7/29/19	400	413
	Arab Republic of Egypt	5.750%	4/29/20	812	828
	Arab Republic of Egypt	6.125%	1/31/22	2,300	2,318
	Arab Republic of Egypt	5.875%	6/11/25	4,350	4,006
	Arab Republic of Egypt	6.875%	4/30/40	300	266
	Arab Republic of Egypt	8.500%	1/31/47	1,500	1,532
Total Egypt (Cost $9,900)					9,818
El Salvador (0.4%)
Sovereign Bonds (0.4%)
	Republic of El Salvador	7.375%	12/1/19	345	345
	Republic of El Salvador	7.750%	1/24/23	1,035	1,029
	Republic of El Salvador	5.875%	1/30/25	300	262
2	Republic of El Salvador	6.375%	1/18/27	300	263
	Republic of El Salvador	6.375%	1/18/27	400	349
	Republic of El Salvador	8.250%	4/10/32	604	578
	Republic of El Salvador	7.650%	6/15/35	1,390	1,221
	Republic of El Salvador	7.625%	2/1/41	1,118	963
Total El Salvador (Cost $5,424)					5,010
Ethiopia (0.1%)
Sovereign Bonds (0.1%)
	Republic of Ethiopia	6.625%	12/11/24	1,350	1,215
Total Ethiopia (Cost $1,289)					1,215
Gabon (0.2%)
Sovereign Bonds (0.2%)
1,2 Gabonese Republic		6.375%	12/12/24	400	368
1	Gabonese Republic	6.375%	12/12/24	1,461	1,342
	Gabonese Republic	6.950%	6/16/25	200	185
Total Gabon (Cost $1,964)					1,895
Georgia (0.2%)
Sovereign Bonds (0.2%)
	Georgian Railway JSC	7.750%	7/11/22	900	980
	Republic of Georgia	6.875%	4/12/21	700	773
Total Georgia (Cost $1,743)					1,753
Ghana (0.3%)
Sovereign Bonds (0.3%)
1	Republic of Ghana	9.250%	9/15/22	500	528
	Republic of Ghana	7.875%	8/7/23	200	195
2	Republic of Ghana	7.875%	8/7/23	600	585
1,2 Republic of Ghana		8.125%	1/18/26	300	292
1	Republic of Ghana	8.125%	1/18/26	750	731

1 Republic of Ghana	10.750%	10/14/30	1,000	1,176
Total Ghana (Cost $3,264)				3,507
Guatemala (0.2%)
Sovereign Bonds (0.2%)
Republic of Guatemala	5.750%	6/6/22	700	751
Republic of Guatemala	4.500%	5/3/26	1,000	967
Republic of Guatemala	4.875%	2/13/28	600	588
Total Guatemala (Cost $2,333)				2,306
Honduras (0.2%)
Sovereign Bonds (0.2%)
Republic of Honduras	8.750%	12/16/20	700	783
1 Republic of Honduras	7.500%	3/15/24	200	216
Republic of Honduras	6.250%	1/19/27	800	793
Total Honduras (Cost $1,746)				1,792
Hungary (1.5%)
Sovereign Bonds (1.5%)
5 Magyar Export-Import Bank Zrt	5.500%	2/12/18	750	775
MFB Magyar Fejlesztesi Bank Zrt	6.250%	10/21/20	200	220
2,5 MFB Magyar Fejlesztesi Bank Zrt	6.250%	10/21/20	1,100	1,211
Republic of Hungary	4.125%	2/19/18	1,150	1,176
Republic of Hungary	4.000%	3/25/19	500	517
Republic of Hungary	6.250%	1/29/20	1,315	1,443
Republic of Hungary	6.375%	3/29/21	3,672	4,113
Republic of Hungary	5.375%	2/21/23	2,362	2,577
Republic of Hungary	5.750%	11/22/23	2,320	2,593
Republic of Hungary	5.375%	3/25/24	1,325	1,454
Republic of Hungary	7.625%	3/29/41	1,050	1,462
Total Hungary (Cost $17,146)				17,541
India (1.8%)
Sovereign Bonds (1.8%)
Bank of Baroda	4.875%	7/23/19	975	1,023
Bank of India	3.625%	9/21/18	350	354
Bank of India	3.125%	5/6/20	400	396
Bank of India	6.250%	2/16/21	900	982
Bharat Petroleum Corp. Ltd.	4.625%	10/25/22	400	423
Bharat Petroleum Corp. Ltd.	4.000%	5/8/25	400	397
Canara Bank	5.250%	10/18/18	600	626
Export-Import Bank of India	3.875%	10/2/19	1,500	1,549
Export-Import Bank of India	2.750%	4/1/20	1,000	995
Export-Import Bank of India	4.000%	1/14/23	400	412
Export-Import Bank of India	3.375%	8/5/26	1,300	1,234
IDBI Bank Ltd.	4.375%	3/26/18	400	407
IDBI Bank Ltd.	3.750%	1/25/19	600	608
Indian Oil Corp. Ltd.	5.625%	8/2/21	500	547
Indian Oil Corp. Ltd.	5.750%	8/1/23	400	443
Indian Overseas Bank/HK	4.625%	2/21/18	400	407
Indian Railway Finance Corp. Ltd.	3.917%	2/26/19	600	618
NTPC Ltd.	5.625%	7/14/21	400	439
NTPC Ltd.	4.750%	10/3/22	450	478
NTPC Ltd.	4.375%	11/26/24	400	408
NTPC Ltd.	4.250%	2/26/26	450	452
Oil India Ltd.	3.875%	4/17/19	600	616
Oil India Ltd.	5.375%	4/17/24	250	269
ONGC Videsh Ltd.	3.250%	7/15/19	1,100	1,116

ONGC Videsh Ltd.	3.750%	5/7/23	700	699
ONGC Videsh Ltd.	4.625%	7/15/24	700	724
Power Grid Corp. of India Ltd.	3.875%	1/17/23	1,000	1,017
State Bank of India	3.250%	4/18/18	1,300	1,314
State Bank of India	3.622%	4/17/19	1,300	1,330
2 State Bank of India	4.875%	4/17/24	400	425
Syndicate Bank	4.125%	4/12/18	400	406
Total India (Cost $20,976)				21,114
Indonesia (5.4%)
Sovereign Bonds (5.4%)
Majapahit Holding BV	8.000%	8/7/19	350	392
Majapahit Holding BV	7.750%	1/20/20	1,925	2,160
Majapahit Holding BV	7.875%	6/29/37	400	486
Pelabuhan Indonesia II PT	4.250%	5/5/25	1,150	1,117
2 Pelabuhan Indonesia II PT	4.250%	5/5/25	600	583
Pelabuhan Indonesia II PT	5.375%	5/5/45	500	458
2 Pelabuhan Indonesia III PT	4.875%	10/1/24	200	205
Pertamina Persero PT	5.250%	5/23/21	450	475
Pertamina Persero PT	4.875%	5/3/22	2,950	3,057
Pertamina Persero PT	4.300%	5/20/23	1,100	1,109
2 Pertamina Persero PT	4.300%	5/20/23	430	433
Pertamina Persero PT	6.500%	5/27/41	200	211
Pertamina Persero PT	6.000%	5/3/42	1,450	1,446
2 Pertamina Persero PT	6.000%	5/3/42	750	745
Pertamina Persero PT	5.625%	5/20/43	625	593
2 Pertamina Persero PT	5.625%	5/20/43	200	190
Pertamina Persero PT	6.450%	5/30/44	1,100	1,151
Perusahaan Gas Negara Persero Tbk	5.125%	5/16/24	800	830
2 Perusahaan Gas Negara Persero Tbk PT	5.125%	5/16/24	400	415
Perusahaan Listrik Negara PT	5.500%	11/22/21	950	1,020
Perusahaan Listrik Negara PT	5.250%	10/24/42	500	457
2 Perusahaan Listrik Negara PT	5.250%	10/24/42	300	275
Perusahaan Penerbit SBSN Indonesia II	4.000%	11/21/18	600	622
Perusahaan Penerbit SBSN Indonesia III	6.125%	3/15/19	600	647
2 Perusahaan Penerbit SBSN Indonesia III	6.125%	3/15/19	200	216
Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	1,178	1,169
2 Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	600	610
Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	2,250	2,289
6 Perusahaan Penerbit SBSN Indonesia III	4.325%	5/28/25	1,200	1,212
Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	1,050	1,071
Republic of Indonesia	11.625%	3/4/19	3,056	3,650
2 Republic of Indonesia	5.875%	3/13/20	350	383
Republic of Indonesia	5.875%	3/13/20	810	887
Republic of Indonesia	4.875%	5/5/21	2,300	2,447
Republic of Indonesia	3.700%	1/8/22	1,500	1,518
Republic of Indonesia	3.750%	4/25/22	950	962
Republic of Indonesia	3.375%	4/15/23	1,100	1,082
Republic of Indonesia	5.375%	10/17/23	1,109	1,212
Republic of Indonesia	5.875%	1/15/24	1,400	1,564
2 Republic of Indonesia	4.125%	1/15/25	200	201
Republic of Indonesia	4.125%	1/15/25	1,300	1,308
Republic of Indonesia	4.750%	1/8/26	2,800	2,933
Republic of Indonesia	4.350%	1/8/27	200	204
Republic of Indonesia	8.500%	10/12/35	2,215	3,070
Republic of Indonesia	6.625%	2/17/37	1,387	1,642
Republic of Indonesia	7.750%	1/17/38	1,863	2,466
Republic of Indonesia	5.250%	1/17/42	1,500	1,537

Republic of Indonesia	4.625%	4/15/43	2,175	2,132
2 Republic of Indonesia	6.750%	1/15/44	100	123
Republic of Indonesia	6.750%	1/15/44	1,850	2,286
Republic of Indonesia	5.125%	1/15/45	4,069	4,099
Republic of Indonesia	5.250%	1/8/47	300	308
Total Indonesia (Cost $60,237)				61,658
Iraq (0.2%)
Sovereign Bonds (0.2%)
1 Republic of Iraq	5.800%	1/15/28	2,460	2,038
Total Iraq (Cost $1,992)				2,038
Jamaica (0.4%)
Sovereign Bonds (0.4%)
1 Jamaica	7.625%	7/9/25	450	521
Jamaica	6.750%	4/28/28	1,800	1,998
1 Jamaica	8.000%	3/15/39	1,048	1,179
Jamaica	7.875%	7/28/45	600	667
Total Jamaica (Cost $4,082)				4,365
Jordan (0.1%)
Sovereign Bonds (0.1%)
The Hashemite Kingdom of Jordan	6.125%	1/29/26	350	351
The Hashemite Kingdom of Jordan	5.750%	1/31/27	1,000	952
Total Jordan (Cost $1,353)				1,303
Kazakhstan (1.5%)
Sovereign Bonds (1.5%)
Development Bank of Kazakhstan JSC	4.125%	12/10/22	2,050	1,998
KazAgro National Management Holding JSC	4.625%	5/24/23	850	803
2 Kazakhstan Temir Zholy Finance BV	6.375%	10/6/20	600	643
Kazakhstan Temir Zholy Finance BV	6.950%	7/10/42	1,800	1,814
KazMunayGas National Co. JSC	9.125%	7/2/18	1,425	1,543
KazMunayGas National Co. JSC	7.000%	5/5/20	1,770	1,947
KazMunayGas National Co. JSC	6.375%	4/9/21	1,429	1,559
KazMunayGas National Co. JSC	5.750%	4/30/43	350	341
Republic of Kazakhstan	3.875%	10/14/24	2,900	2,900
Republic of Kazakhstan	5.125%	7/21/25	1,900	2,037
2 Republic of Kazakhstan	4.875%	10/14/44	400	385
Republic of Kazakhstan	4.875%	10/14/44	300	288
Republic of Kazakhstan	6.500%	7/21/45	800	936
Total Kazakhstan (Cost $16,448)				17,194
Kenya (0.2%)
Sovereign Bonds (0.2%)
Republic of Kenya	5.875%	6/24/19	300	310
2 Republic of Kenya	5.875%	6/24/19	200	207
Republic of Kenya	6.875%	6/24/24	1,925	1,855
2 Republic of Kenya	6.875%	6/24/24	200	193

Total Kenya (Cost $2,596)				2,565
Kuwait (0.2%)
Sovereign Bonds (0.2%)
Equate Petrochemical BV	3.000%	3/3/22	900	873
Equate Petrochemical BV	4.250%	11/3/26	1,150	1,130
Total Kuwait (Cost $1,946)				2,003
Lebanon (1.7%)
Sovereign Bonds (1.7%)
Republic of Lebanon	5.150%	6/12/18	150	151
Republic of Lebanon	5.150%	11/12/18	1,275	1,278
Republic of Lebanon	5.500%	4/23/19	50	50
Republic of Lebanon	6.000%	5/20/19	450	454
Republic of Lebanon	5.450%	11/28/19	925	922
Republic of Lebanon	6.375%	3/9/20	2,541	2,582
Republic of Lebanon	5.800%	4/14/20	100	99
Republic of Lebanon	8.250%	4/12/21	2,378	2,570
Republic of Lebanon	6.100%	10/4/22	2,164	2,144
Republic of Lebanon	6.000%	1/27/23	1,385	1,361
Republic of Lebanon	6.650%	4/22/24	1,591	1,590
Republic of Lebanon	6.200%	2/26/25	100	97
Republic of Lebanon	6.250%	6/12/25	400	388
Republic of Lebanon	6.600%	11/27/26	1,775	1,738
Republic of Lebanon	6.750%	11/29/27	961	948
Republic of Lebanon	6.650%	11/3/28	750	731
Republic of Lebanon	6.850%	5/25/29	800	787
Republic of Lebanon	6.650%	2/26/30	1,500	1,456
Republic of Lebanon	7.050%	11/2/35	500	495
Total Lebanon (Cost $19,987)				19,841
Malaysia (1.9%)
Sovereign Bonds (1.9%)
1MDB Global Investments Ltd.	4.400%	3/9/23	2,700	2,501
Axiata SPV2 Bhd.	3.466%	11/19/20	350	355
Axiata SPV2 Bhd.	4.357%	3/24/26	900	912
Cagamas Global plc	2.745%	12/10/19	500	501
Danga Capital Bhd.	3.035%	3/1/21	400	398
Export-Import Bank of Malaysia Bhd.	2.875%	12/14/17	650	654
2 Federation of Malaysia	4.646%	7/6/21	750	809
7 Federation of Malaysia	3.179%	4/27/26	1,550	1,519
1 Malayan Banking Bhd.	3.905%	10/29/26	700	698
Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	900	875
7 Malaysia Sovereign Sukuk Bhd.	4.236%	4/22/45	550	550
Petroliam Nasional Bhd.	7.625%	10/15/26	530	703
2 Petronas Capital Ltd.	5.250%	8/12/19	1,423	1,515
Petronas Capital Ltd.	5.250%	8/12/19	2,437	2,600
Petronas Capital Ltd.	3.125%	3/18/22	400	400
2 Petronas Capital Ltd.	7.875%	5/22/22	850	1,040
Petronas Capital Ltd.	3.500%	3/18/25	2,450	2,475
Petronas Capital Ltd.	4.500%	3/18/45	1,250	1,284
Petronas Global Sukuk Ltd.	2.707%	3/18/20	850	857
SSG Resources Ltd.	4.250%	10/4/22	700	723
Total Malaysia (Cost $21,331)				21,369
Mexico (8.0%)
Sovereign Bonds (8.0%)
Banco Nacional de Comercio Exterior SNC	4.375%	10/14/25	700	687
Comision Federal de Electricidad	4.875%	5/26/21	1,450	1,499

2	Comision Federal de Electricidad	4.875%	1/15/24	900	902
	Comision Federal de Electricidad	4.875%	1/15/24	600	601
2	Comision Federal de Electricidad	4.750%	2/23/27	1,000	962
	Comision Federal de Electricidad	5.750%	2/14/42	700	654
2	Comision Federal de Electricidad	6.125%	6/16/45	200	194
2	Mexico City Airport Trust	4.250%	10/31/26	1,000	972
	Mexico City Airport Trust	5.500%	10/31/46	200	180
	Petroleos Mexicanos	3.500%	7/18/18	1,075	1,089
	Petroleos Mexicanos	5.500%	2/4/19	500	520
	Petroleos Mexicanos	8.000%	5/3/19	900	988
	Petroleos Mexicanos	6.000%	3/5/20	1,600	1,695
	Petroleos Mexicanos	3.500%	7/23/20	1,300	1,291
	Petroleos Mexicanos	5.500%	1/21/21	2,289	2,372
	Petroleos Mexicanos	6.375%	2/4/21	3,300	3,521
	Petroleos Mexicanos	4.875%	1/24/22	1,255	1,261
2	Petroleos Mexicanos	5.375%	3/13/22	1,200	1,225
	Petroleos Mexicanos	3.500%	1/30/23	1,550	1,431
	Petroleos Mexicanos	4.625%	9/21/23	2,343	2,282
	Petroleos Mexicanos	4.875%	1/18/24	4,569	4,423
	Petroleos Mexicanos	4.250%	1/15/25	1,460	1,342
	Petroleos Mexicanos	4.500%	1/23/26	1,800	1,638
	Petroleos Mexicanos	6.875%	8/4/26	3,950	4,190
2	Petroleos Mexicanos	6.500%	3/13/27	1,000	1,031
	Petroleos Mexicanos	6.625%	6/15/35	2,305	2,248
	Petroleos Mexicanos	6.500%	6/2/41	3,220	2,983
	Petroleos Mexicanos	5.500%	6/27/44	3,136	2,575
	Petroleos Mexicanos	6.375%	1/23/45	1,460	1,314
	Petroleos Mexicanos	5.625%	1/23/46	3,622	3,011
	Petroleos Mexicanos	6.750%	9/21/47	2,517	2,383
	United Mexican States	5.950%	3/19/19	900	974
	United Mexican States	8.125%	12/30/19	850	995
	United Mexican States	5.125%	1/15/20	1,780	1,916
	United Mexican States	3.500%	1/21/21	200	204
	United Mexican States	3.625%	3/15/22	4,817	4,856
	United Mexican States	4.000%	10/2/23	3,841	3,870
	United Mexican States	3.600%	1/30/25	3,349	3,251
	United Mexican States	4.125%	1/21/26	2,600	2,605
	United Mexican States	8.300%	8/15/31	520	764
	United Mexican States	7.500%	4/8/33	1,190	1,502
	United Mexican States	6.750%	9/27/34	2,174	2,596
	United Mexican States	6.050%	1/11/40	4,034	4,397
	United Mexican States	4.750%	3/8/44	3,550	3,246
	United Mexican States	5.550%	1/21/45	2,888	2,950
	United Mexican States	4.600%	1/23/46	1,980	1,784
	United Mexican States	4.350%	1/15/47	2,000	1,719
	United Mexican States	5.750%	10/12/10	2,400	2,229
Total Mexico (Cost $94,886)					91,322
Mongolia (0.2%)
Sovereign Bonds (0.2%)
	Mongolia	4.125%	1/5/18	800	774
	Mongolia	5.125%	12/5/22	1,050	911
2,8 Trade & Development Bank of Mongolia LLC		9.375%	5/19/20	200	197
8	Trade & Development Bank of Mongolia LLC	9.375%	5/19/20	400	395

Total Mongolia (Cost $2,286)					2,277
Morocco (0.5%)
Sovereign Bonds (0.5%)
	Kingdom of Morocco	4.250%	12/11/22	1,950	2,002
	Kingdom of Morocco	5.500%	12/11/42	425	445
2	OCP SA	5.625%	4/25/24	350	365
	OCP SA	5.625%	4/25/24	1,600	1,666
	OCP SA	4.500%	10/22/25	750	718
2	OCP SA	4.500%	10/22/25	450	432
2	OCP SA	6.875%	4/25/44	200	205
	OCP SA	6.875%	4/25/44	300	307
Total Morocco (Cost $6,108)					6,140
Mozambique (0.0%)
Sovereign Bonds (0.0%)
	Republic of Mozambique	10.500%	1/18/23	644	385
Total Mozambique (Cost $542)					385
Namibia (0.1%)
Sovereign Bonds (0.1%)
	Republic of Namibia	5.500%	11/3/21	500	528
	Republic of Namibia	5.250%	10/29/25	700	695
Total Namibia (Cost $1,232)					1,223
Nigeria (0.1%)
Sovereign Bonds (0.1%)
2	Africa Finance Corp.	4.375%	4/29/20	350	359
2	Federal Republic of Nigeria	5.125%	7/12/18	200	202
	Federal Republic of Nigeria	6.750%	1/28/21	250	255
	Federal Republic of Nigeria	6.375%	7/12/23	600	585
Total Nigeria (Cost $1,360)					1,401
Oman (0.4%)
Sovereign Bonds (0.4%)
	Lamar Funding Ltd.	3.958%	5/7/25	1,300	1,189
	Sultanate of Oman	3.625%	6/15/21	200	199
2	Sultanate of Oman	4.750%	6/15/26	3,300	3,168
	Sultanate of Oman	4.750%	6/15/26	500	479
Total Oman (Cost $5,259)					5,035
Pakistan (0.4%)
Sovereign Bonds (0.4%)
2	Islamic Republic of Pakistan	7.250%	4/15/19	400	429
	Islamic Republic of Pakistan	7.250%	4/15/19	1,300	1,392
	Islamic Republic of Pakistan	6.750%	12/3/19	800	856
	Islamic Republic of Pakistan	8.250%	4/15/24	750	828
2	Islamic Republic of Pakistan	8.250%	4/15/24	250	276
	Islamic Republic of Pakistan	8.250%	9/30/25	200	223
	Third Pakistan International Sukuk Co. Ltd.	5.500%	10/13/21	500	509
Total Pakistan (Cost $4,269)					4,513
Panama (1.1%)
Sovereign Bonds (1.1%)
1,2 Aeropuerto Internacional de Tocumen SA		5.625%	5/18/36	1,000	1,064
	Republic of Panama	5.200%	1/30/20	1,473	1,587
1	Republic of Panama	4.000%	9/22/24	550	567
1	Republic of Panama	3.750%	3/16/25	1,000	1,020
	Republic of Panama	7.125%	1/29/26	900	1,127

Republic of Panama	8.875%	9/30/27	1,445	2,012
1 Republic of Panama	3.875%	3/17/28	1,300	1,318
Republic of Panama	9.375%	4/1/29	800	1,142
1 Republic of Panama	6.700%	1/26/36	1,962	2,426
1 Republic of Panama	4.300%	4/29/53	600	560
Total Panama (Cost $12,793)				12,823
Paraguay (0.2%)
Sovereign Bonds (0.2%)
Republic of Paraguay	4.625%	1/25/23	800	813
Republic of Paraguay	6.100%	8/11/44	1,550	1,572
Total Paraguay (Cost $2,412)				2,385
Peru (1.2%)
Sovereign Bonds (1.2%)
2 Corp. Financiera de Desarrollo SA	3.250%	7/15/19	250	256
Corp. Financiera de Desarrollo SA	3.250%	7/15/19	1,200	1,222
Corp. Financiera de Desarrollo SA	4.750%	2/8/22	200	212
Fondo MIVIVIENDA SA	3.500%	1/31/23	750	743
Republic of Peru	4.125%	8/25/27	1,400	1,480
Republic of Peru	8.750%	11/21/33	3,282	4,918
1 Republic of Peru	6.550%	3/14/37	1,361	1,724
Republic of Peru	5.625%	11/18/50	2,323	2,693
Total Peru (Cost $13,108)				13,248
Philippines (2.5%)
Sovereign Bonds (2.5%)
9 Power Sector Assets & Liabilities
Management Corp.	7.250%	5/27/19	1,264	1,403
9 Power Sector Assets & Liabilities
Management Corp.	7.390%	12/2/24	1,250	1,588
Republic of the Philippines	9.875%	1/15/19	650	752
Republic of the Philippines	8.375%	6/17/19	1,066	1,231
Republic of the Philippines	6.500%	1/20/20	150	169
Republic of the Philippines	4.000%	1/15/21	1,310	1,389
Republic of the Philippines	4.200%	1/21/24	2,164	2,321
Republic of the Philippines	10.625%	3/16/25	1,034	1,579
Republic of the Philippines	5.500%	3/30/26	1,850	2,181
Republic of the Philippines	9.500%	2/2/30	1,553	2,448
Republic of the Philippines	7.750%	1/14/31	2,254	3,192
Republic of the Philippines	6.375%	1/15/32	1,200	1,548
Republic of the Philippines	6.375%	10/23/34	1,800	2,374
Republic of the Philippines	5.000%	1/13/37	1,880	2,160
Republic of the Philippines	3.950%	1/20/40	2,000	2,012
Republic of the Philippines	3.700%	3/1/41	2,000	1,945
Total Philippines (Cost $28,449)				28,292
Poland (1.3%)
Sovereign Bonds (1.3%)
Republic of Poland	6.375%	7/15/19	4,081	4,515
Republic of Poland	5.125%	4/21/21	1,810	1,973
Republic of Poland	5.000%	3/23/22	2,784	3,035
Republic of Poland	3.000%	3/17/23	1,175	1,157
Republic of Poland	4.000%	1/22/24	2,628	2,713
Republic of Poland	3.250%	4/6/26	2,000	1,937

Total Poland (Cost $15,366)					15,330
Qatar (3.2%)
Sovereign Bonds (3.2%)
1,2 Nakilat Inc.		6.067%	12/31/33	700	811
2	Ooredoo International Finance Ltd.	7.875%	6/10/19	300	337
2	Ooredoo International Finance Ltd.	4.750%	2/16/21	500	535
2	Ooredoo International Finance Ltd.	3.250%	2/21/23	1,050	1,036
2	Ooredoo International Finance Ltd.	5.000%	10/19/25	900	975
2	Ooredoo International Finance Ltd.	3.750%	6/22/26	250	247
2	Ooredoo International Finance Ltd.	3.875%	1/31/28	1,750	1,703
	Ooredoo Tamweel Ltd.	3.039%	12/3/18	425	432
2	Qatari Diar Finance QSC	5.000%	7/21/20	2,530	2,726
	QNB Finance Ltd.	2.125%	2/14/18	500	500
	QNB Finance Ltd.	2.750%	10/31/18	400	402
	QNB Finance Ltd.	2.875%	4/29/20	2,900	2,907
1,2 Ras Laffan Liquefied Natural Gas Co. Ltd. II		5.298%	9/30/20	320	336
2	Ras Laffan Liquefied Natural Gas Co. Ltd. III	6.750%	9/30/19	950	1,054
1,2 Ras Laffan Liquefied Natural Gas Co. Ltd. III		5.838%	9/30/27	1,020	1,154
1,2 Ras Laffan Liquefied Natural Gas Co. Ltd. III		6.332%	9/30/27	500	579
2	State of Qatar	6.550%	4/9/19	1,350	1,478
	State of Qatar	5.250%	1/20/20	1,600	1,731
2	State of Qatar	5.250%	1/20/20	2,007	2,171
	State of Qatar	2.375%	6/2/21	3,800	3,748
2	State of Qatar	4.500%	1/20/22	1,050	1,128
	State of Qatar	3.241%	1/18/23	475	483
	State of Qatar	3.250%	6/2/26	3,600	3,518
	State of Qatar	9.750%	6/15/30	325	510
2	State of Qatar	9.750%	6/15/30	600	941
	State of Qatar	6.400%	1/20/40	1,428	1,818
2	State of Qatar	6.400%	1/20/40	500	637
	State of Qatar	5.750%	1/20/42	850	1,005
2	State of Qatar	5.750%	1/20/42	616	731
	State of Qatar	4.625%	6/2/46	1,400	1,420
Total Qatar (Cost $36,975)					37,053
Romania (0.6%)
Sovereign Bonds (0.6%)
	Republic of Romania	6.750%	2/7/22	2,842	3,246
	Republic of Romania	4.375%	8/22/23	2,104	2,173
2	Republic of Romania	4.875%	1/22/24	100	106
	Republic of Romania	4.875%	1/22/24	300	319
2	Republic of Romania	6.125%	1/22/44	200	236
	Republic of Romania	6.125%	1/22/44	520	614
Total Romania (Cost $6,669)					6,694
Russia (6.7%)
Sovereign Bonds (6.7%)
	AK Transneft OJSC Via TransCapitalInvest
	Ltd.	8.700%	8/7/18	770	840
	Gazprom Neft OAO Via GPN Capital SA	4.375%	9/19/22	1,200	1,196
2	Gazprom Neft OAO Via GPN Capital SA	6.000%	11/27/23	200	214
	Gazprom Neft OAO Via GPN Capital SA	6.000%	11/27/23	1,350	1,443
	Gazprom OAO Via Gaz Capital SA	8.146%	4/11/18	1,600	1,705
	Gazprom OAO Via Gaz Capital SA	9.250%	4/23/19	2,800	3,175
	Gazprom OAO Via Gaz Capital SA	3.850%	2/6/20	678	691
	Gazprom OAO Via Gaz Capital SA	5.999%	1/23/21	1,500	1,614
	Gazprom OAO Via Gaz Capital SA	6.510%	3/7/22	1,225	1,345

Gazprom OAO Via Gaz Capital SA	4.950%	7/19/22	350	360
Gazprom OAO Via Gaz Capital SA	4.950%	2/6/28	650	634
Gazprom OAO Via Gaz Capital SA	8.625%	4/28/34	725	933
Gazprom OAO Via Gaz Capital SA	7.288%	8/16/37	1,375	1,578
Gazprombank OJSC Via GPB Eurobond
Finance plc	7.250%	5/3/19	200	215
Gazprombank OJSC Via GPB Eurobond
Finance plc	4.960%	9/5/19	1,100	1,146
Rosneft Finance SA	7.875%	3/13/18	1,350	1,424
2 Rosneft Finance SA	7.875%	3/13/18	100	106
Rosneft Finance SA	7.250%	2/2/20	200	220
Rosneft Oil Co. via Rosneft International
Finance Ltd.	4.199%	3/6/22	1,727	1,703
Russian Agricultural Bank OJSC Via RSHB
Capital SA	7.750%	5/29/18	1,000	1,058
Russian Agricultural Bank OJSC Via RSHB
Capital SA	5.100%	7/25/18	1,700	1,742
2 Russian Agricultural Bank OJSC Via RSHB
Capital SA	5.100%	7/25/18	100	103
Russian Federation	11.000%	7/24/18	2,053	2,328
Russian Federation	3.500%	1/16/19	1,800	1,838
2 Russian Federation	3.500%	1/16/19	300	306
Russian Federation	5.000%	4/29/20	4,700	5,015
Russian Federation	4.500%	4/4/22	3,000	3,130
Russian Federation	4.875%	9/16/23	5,400	5,722
2 Russian Federation	4.875%	9/16/23	450	477
Russian Federation	12.750%	6/24/28	1,835	3,144
1 Russian Federation	7.500%	3/31/30	7,337	8,800
Russian Federation	5.625%	4/4/42	3,000	3,246
Russian Federation	5.875%	9/16/43	1,600	1,792
Russian Railways via RZD Capital plc	5.700%	4/5/22	1,550	1,653
Sberbank of Russia Via SB Capital SA	5.180%	6/28/19	750	787
Sberbank of Russia Via SB Capital SA	5.717%	6/16/21	1,700	1,819
Sberbank of Russia Via SB Capital SA	6.125%	2/7/22	2,300	2,506
Sberbank of Russia Via SB Capital SA	5.125%	10/29/22	224	228
SCF Capital Ltd.	5.375%	6/16/23	400	411
Vnesheconombank Via VEB Finance plc	4.224%	11/21/18	1,000	1,015
Vnesheconombank Via VEB Finance plc	6.902%	7/9/20	1,350	1,468
Vnesheconombank Via VEB Finance plc	6.025%	7/5/22	1,025	1,089
2 Vnesheconombank Via VEB Finance plc	5.942%	11/21/23	200	211
Vnesheconombank Via VEB Finance plc	5.942%	11/21/23	1,125	1,186
Vnesheconombank Via VEB Finance plc	6.800%	11/22/25	1,150	1,262
VTB Bank OJSC Via VTB Capital SA	6.315%	2/22/18	400	414
VTB Bank OJSC Via VTB Capital SA	6.875%	5/29/18	875	917
VTB Bank OJSC Via VTB Capital SA	6.551%	10/13/20	550	599
VTB Bank OJSC Via VTB Capital SA	6.950%	10/17/22	1,725	1,865
Total Russia (Cost $72,313)				76,673
Saudi Arabia (2.0%)
Sovereign Bonds (2.0%)
Kingdom of Saudi Arabia	2.375%	10/26/21	400	390
2 Kingdom of Saudi Arabia	2.375%	10/26/21	5,000	4,865
Kingdom of Saudi Arabia	3.250%	10/26/26	5,050	4,815
Kingdom of Saudi Arabia	4.500%	10/26/46	6,400	6,248
SABIC Capital II BV	2.625%	10/3/18	1,000	1,005
Saudi Electricity Global Sukuk Co.	4.211%	4/3/22	625	660
Saudi Electricity Global Sukuk Co. 2	3.473%	4/8/23	1,050	1,065
Saudi Electricity Global Sukuk Co. 2	5.060%	4/8/43	700	696

2	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	650	672
	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	1,550	1,603
2	Saudi Electricity Global Sukuk Co. 3	5.500%	4/8/44	300	306
	Saudi Electricity Global Sukuk Co. 3	5.500%	4/8/44	500	510
Total Saudi Arabia (Cost $23,098)					22,835
Senegal (0.1%)
Sovereign Bonds (0.1%)
	Republic of Senegal	8.750%	5/13/21	500	553
	Republic of Senegal	6.250%	7/30/24	200	196
Total Senegal (Cost $735)					749
Serbia, Republic Of (0.5%)
Sovereign Bonds (0.5%)
2	Republic of Serbia	5.875%	12/3/18	200	210
	Republic of Serbia	5.875%	12/3/18	1,300	1,363
	Republic of Serbia	4.875%	2/25/20	900	923
	Republic of Serbia	7.250%	9/28/21	2,500	2,818
Total Serbia, Republic Of (Cost $5,209)					5,314
South Africa (1.7%)
Sovereign Bonds (1.7%)
	Eskom Holdings SOC Ltd.	5.750%	1/26/21	2,400	2,391
	Eskom Holdings SOC Ltd.	6.750%	8/6/23	1,130	1,141
	Eskom Holdings SOC Ltd.	7.125%	2/11/25	100	101
2	Eskom Holdings SOC Ltd.	7.125%	2/11/25	200	202
	Republic of South Africa	6.875%	5/27/19	500	544
	Republic of South Africa	5.500%	3/9/20	2,195	2,338
	Republic of South Africa	5.875%	5/30/22	971	1,065
	Republic of South Africa	4.665%	1/17/24	1,900	1,921
	Republic of South Africa	5.875%	9/16/25	2,400	2,589
	Republic of South Africa	4.300%	10/12/28	3,250	3,051
	Republic of South Africa	6.250%	3/8/41	993	1,111
	Republic of South Africa	5.375%	7/24/44	700	703
	Republic of South Africa	5.000%	10/12/46	950	895
2	Transnet SOC Ltd.	4.000%	7/26/22	800	770
	ZAR Sovereign Capital Fund Propriety Ltd.	3.903%	6/24/20	200	203
Total South Africa (Cost $19,122)					19,025
Sri Lanka (0.8%)
Sovereign Bonds (0.8%)
	Bank of Ceylon	5.325%	4/16/18	500	505
2	Democratic Socialist Republic of Sri Lanka	6.000%	1/14/19	200	206
	Democratic Socialist Republic of Sri Lanka	6.000%	1/14/19	800	822
2	Democratic Socialist Republic of Sri Lanka	5.125%	4/11/19	250	254
	Democratic Socialist Republic of Sri Lanka	6.250%	10/4/20	1,432	1,479
	Democratic Socialist Republic of Sri Lanka	6.250%	7/27/21	1,550	1,589
	Democratic Socialist Republic of Sri Lanka	5.875%	7/25/22	1,200	1,204
	Democratic Socialist Republic of Sri Lanka	6.125%	6/3/25	500	481
	Democratic Socialist Republic of Sri Lanka	6.850%	11/3/25	1,200	1,203
	Democratic Socialist Republic of Sri Lanka	6.825%	7/18/26	1,200	1,202
	National Savings Bank	8.875%	9/18/18	400	427
Total Sri Lanka (Cost $9,291)					9,372
Thailand (0.2%)
Sovereign Bonds (0.2%)
	Krung Thai Bank PCL	2.250%	9/11/18	400	400
1	Krung Thai Bank PCL	5.200%	12/26/24	1,150	1,188

	PTT Public Co. Ltd.	3.375%	10/25/22	525	528
	PTT Public Co. Ltd.	4.500%	10/25/42	400	378
Total Thailand (Cost $2,457)					2,494
Trinidad And Tobago (0.2%)
Sovereign Bonds (0.2%)
2	Petroleum Co. of Trinidad & Tobago Ltd.	9.750%	8/14/19	700	735
2	Republic of Trinidad & Tobago	4.375%	1/16/24	200	200
	Republic of Trinidad & Tobago	4.500%	8/4/26	1,250	1,241
Total Trinidad And Tobago (Cost $2,212)					2,176
Tunisia (0.1%)
Sovereign Bonds (0.1%)
	Banque Centrale de Tunisie SA	5.750%	1/30/25	1,300	1,225
Total Tunisia (Cost $1,248)					1,225
Turkey (4.7%)
Sovereign Bonds (4.7%)
	Export Credit Bank of Turkey	5.875%	4/24/19	1,200	1,229
2	Export Credit Bank of Turkey	5.375%	2/8/21	500	497
2	Export Credit Bank of Turkey	5.000%	9/23/21	400	388
	Hazine Mustesarligi Varlik Kiralama AS	4.251%	6/8/21	1,250	1,217
2	Hazine Mustesarligi Varlik Kiralama AS	4.489%	11/25/24	800	742
10	Republic of Turkey	2.803%	3/26/18	700	694
	Republic of Turkey	6.750%	4/3/18	2,187	2,274
2	Republic of Turkey	4.557%	10/10/18	500	505
	Republic of Turkey	7.000%	3/11/19	2,680	2,847
	Republic of Turkey	7.500%	11/7/19	966	1,048
	Republic of Turkey	7.000%	6/5/20	2,730	2,945
	Republic of Turkey	5.625%	3/30/21	2,301	2,367
	Republic of Turkey	5.125%	3/25/22	825	822
	Republic of Turkey	6.250%	9/26/22	2,004	2,097
	Republic of Turkey	3.250%	3/23/23	1,601	1,429
	Republic of Turkey	5.750%	3/22/24	2,550	2,566
	Republic of Turkey	7.375%	2/5/25	3,050	3,363
	Republic of Turkey	4.250%	4/14/26	1,950	1,743
	Republic of Turkey	4.875%	10/9/26	1,900	1,769
	Republic of Turkey	6.000%	3/25/27	2,900	2,893
	Republic of Turkey	8.000%	2/14/34	440	505
	Republic of Turkey	6.875%	3/17/36	2,998	3,099
	Republic of Turkey	6.750%	5/30/40	1,460	1,484
	Republic of Turkey	6.000%	1/14/41	3,900	3,642
	Republic of Turkey	4.875%	4/16/43	5,419	4,403
	Republic of Turkey	6.625%	2/17/45	1,565	1,573
2	TC Ziraat Bankasi AS	4.250%	7/3/19	200	197
2	TC Ziraat Bankasi AS	4.750%	4/29/21	800	770
2	Turkiye Halk Bankasi AS	4.750%	6/4/19	250	247
	Turkiye Halk Bankasi AS	4.750%	6/4/19	400	395
	Turkiye Halk Bankasi AS	3.875%	2/5/20	400	377
	Turkiye Halk Bankasi AS	4.750%	2/11/21	700	656
	Turkiye Halk Bankasi AS	5.000%	7/13/21	200	188
2	Turkiye Halk Bankasi AS	5.000%	7/13/21	500	469
	Turkiye Vakiflar Bankasi Tao	5.750%	4/24/17	200	201
	Turkiye Vakiflar Bankasi Tao	3.750%	4/15/18	700	692
	Turkiye Vakiflar Bankasi Tao	5.000%	10/31/18	700	703
	Turkiye Vakiflar Bankasi Tao	6.000%	11/1/22	1,000	938
1	Turkiye Vakiflar Bankasi Tao	6.875%	2/3/25	200	191

Total Turkey (Cost $56,898)					54,165
Ukraine (1.3%)
Sovereign Bonds (1.3%)
1	Oschadbank Via SSB #1 plc	9.625%	3/20/25	1,800	1,724
2	Oschadbank Via SSB #1 plc	9.625%	3/20/25	200	192
	Ukraine	7.750%	9/1/19	1,500	1,491
2	Ukraine	7.750%	9/1/20	1,728	1,691
	Ukraine	7.750%	9/1/20	600	587
2	Ukraine	7.750%	9/1/21	907	876
	Ukraine	7.750%	9/1/22	800	766
	Ukraine	7.750%	9/1/23	1,700	1,611
	Ukraine	7.750%	9/1/24	2,050	1,921
	Ukraine	7.750%	9/1/25	250	233
	Ukraine	7.750%	9/1/26	1,600	1,481
	Ukraine	7.750%	9/1/27	800	737
1,2 Ukraine Railways via Shortline plc		9.875%	9/15/21	200	195
1	Ukreximbank Via Biz Finance plc	9.625%	4/27/22	600	591
1	Ukreximbank Via Biz Finance plc	9.750%	1/22/25	500	479
1,2 Ukreximbank Via Biz Finance plc		9.750%	1/22/25	200	191
Total Ukraine (Cost $14,546)					14,766
United Arab Emirates (4.1%)
Sovereign Bonds (4.1%)
2	Abu Dhabi National Energy Co. PJSC	2.500%	1/12/18	400	401
2	Abu Dhabi National Energy Co. PJSC	6.250%	9/16/19	275	302
2	Abu Dhabi National Energy Co. PJSC	5.875%	12/13/21	200	223
2	Abu Dhabi National Energy Co. PJSC	3.625%	1/12/23	2,300	2,314
	Abu Dhabi National Energy Co. PJSC	3.875%	5/6/24	650	655
2	Abu Dhabi National Energy Co. PJSC	4.375%	6/22/26	1,000	1,018
2	Abu Dhabi National Energy Co. PJSC	6.500%	10/27/36	1,075	1,301
	ADCB Finance Cayman Ltd.	2.500%	3/6/18	1,200	1,203
	ADCB Finance Cayman Ltd.	3.000%	3/4/19	800	806
	ADCB Finance Cayman Ltd.	2.625%	3/10/20	1,300	1,294
	ADCB Finance Cayman Ltd.	4.500%	3/6/23	425	435
	AHB Sukuk Co. Ltd.	3.267%	10/8/18	200	203
	DEWA Sukuk 2013 Ltd.	3.000%	3/5/18	650	655
1,2 Dolphin Energy Ltd.		5.888%	6/15/19	548	574
2	Dolphin Energy Ltd.	5.500%	12/15/21	820	903
	DP World Crescent Ltd.	3.908%	5/31/23	1,000	1,003
	DP World Ltd.	3.250%	5/18/20	1,250	1,266
2	DP World Ltd.	6.850%	7/2/37	1,500	1,658
2	DP World Sukuk Ltd.	6.250%	7/2/17	670	681
	Dubai DOF Sukuk Ltd.	6.450%	5/2/22	200	232
2	Dubai Electricity & Water Authority	7.375%	10/21/20	1,975	2,275
2	Emirate of Abu Dhabi	6.750%	4/8/19	1,583	1,750
	Emirate of Abu Dhabi	2.125%	5/3/21	2,065	2,044
2	Emirate of Abu Dhabi	3.125%	5/3/26	1,800	1,776
	Emirate of Abu Dhabi	3.125%	5/3/26	1,057	1,045
	Emirate of Dubai	7.750%	10/5/20	1,000	1,168
	Emirate of Dubai	3.875%	1/30/23	1,100	1,137
	Emirate of Dubai	5.250%	1/30/43	200	189
1,2 Emirates Airline		4.500%	2/6/25	1,101	1,120
	Emirates NBD PJSC	3.250%	11/19/19	735	745
1	Emirates NBD PJSC	4.875%	3/28/23	950	975
	Emirates Telecommunications Group Co.
	PJSC	2.375%	6/18/19	800	798

	Emirates Telecommunications Group Co.
	PJSC	3.500%	6/18/24	500	505
	ICD Sukuk Co. Ltd.	3.508%	5/21/20	250	251
2	IPIC GMTN Ltd.	5.000%	11/15/20	1,400	1,511
	IPIC GMTN Ltd.	5.000%	11/15/20	250	270
2	IPIC GMTN Ltd.	5.500%	3/1/22	710	785
2	IPIC GMTN Ltd.	6.875%	11/1/41	800	1,080
	Jafz Sukuk Ltd.	7.000%	6/19/19	400	437
2	MDC-GMTN B.V.	7.625%	5/6/19	500	559
2	MDC-GMTN B.V.	5.500%	4/20/21	450	497
2	MDC-GMTN B.V.	3.250%	4/28/22	200	202
	MDC-GMTN B.V.	3.250%	4/28/22	500	505
	MDC-GMTN B.V.	2.750%	5/11/23	250	243
1	Medjool Ltd.	3.875%	3/19/23	246	247
	National Bank of Abu Dhabi PJSC	3.000%	8/13/19	1,300	1,314
	National Bank of Abu Dhabi PJSC	2.250%	2/11/20	775	767
	Noor Sukuk Co. Ltd.	2.788%	4/28/20	350	346
2	NOVA Chemicals Corp.	5.250%	8/1/23	900	932
	RAK Capital	3.297%	10/21/18	1,050	1,070
	RAK Capital	3.094%	3/31/25	700	680
	RAKFunding Cayman Ltd.	3.250%	6/24/19	950	951
1	Ruwais Power Co. PJSC	6.000%	8/31/36	800	904
	Sharjah Sukuk Ltd.	3.764%	9/17/24	400	407
1,2 Waha Aerospace BV		3.925%	7/28/20	518	532
Total United Arab Emirates (Cost $46,996)					47,144
Uruguay (1.0%)
Sovereign Bonds (1.0%)
1	Oriental Republic of Uruguay	8.000%	11/18/22	298	368
1	Oriental Republic of Uruguay	4.500%	8/14/24	1,589	1,677
1	Oriental Republic of Uruguay	4.375%	10/27/27	1,830	1,867
	Oriental Republic of Uruguay	7.875%	1/15/33	546	702
1	Oriental Republic of Uruguay	7.625%	3/21/36	1,826	2,303
1	Oriental Republic of Uruguay	4.125%	11/20/45	850	726
1	Oriental Republic of Uruguay	5.100%	6/18/50	3,525	3,269
Total Uruguay (Cost $11,076)					10,912
Venezuela (2.7%)
Sovereign Bonds (2.7%)
	Bolivarian Republic of Venezuela	13.625%	8/15/18	566	492
	Bolivarian Republic of Venezuela	7.000%	12/1/18	1,760	1,302
	Bolivarian Republic of Venezuela	7.750%	10/13/19	1,606	972
	Bolivarian Republic of Venezuela	6.000%	12/9/20	956	502
1	Bolivarian Republic of Venezuela	12.750%	8/23/22	3,565	2,342
	Bolivarian Republic of Venezuela	9.000%	5/7/23	2,582	1,308
	Bolivarian Republic of Venezuela	8.250%	10/13/24	2,679	1,274
	Bolivarian Republic of Venezuela	7.650%	4/21/25	2,200	1,020
	Bolivarian Republic of Venezuela	11.750%	10/21/26	1,927	1,132
	Bolivarian Republic of Venezuela	9.250%	9/15/27	3,122	1,663
	Bolivarian Republic of Venezuela	9.250%	5/7/28	640	312
1	Bolivarian Republic of Venezuela	11.950%	8/5/31	4,329	2,536
	Bolivarian Republic of Venezuela	9.375%	1/13/34	1,900	938
	Bolivarian Republic of Venezuela	7.000%	3/31/38	1,375	616
	CA La Electricidad de Caracas	8.500%	4/10/18	320	253
	CITGO Holding Inc.	10.750%	2/15/20	100	106
2	CITGO Holding Inc.	10.750%	2/15/20	1,150	1,233
2	CITGO Petroleum Corp.	6.250%	8/15/22	535	552
	CITGO Petroleum Corp.	6.250%	8/15/22	100	104

1	Petroleos de Venezuela SA	8.500%	10/27/20		3,000	2,316
1	Petroleos de Venezuela SA	9.000%	11/17/21		1,858	1,063
1	Petroleos de Venezuela SA	12.750%		2/17/22	555	366
1	Petroleos de Venezuela SA	6.000%		5/16/24	6,450	2,577
1	Petroleos de Venezuela SA	6.000%	11/15/26		5,191	1,974
	Petroleos de Venezuela SA	5.375%		4/12/27	4,410	1,661
1	Petroleos de Venezuela SA	9.750%		5/17/35	2,563	1,287
	Petroleos de Venezuela SA	5.500%		4/12/37	1,810	681
Total Venezuela (Cost $28,249)						30,582
Vietnam (0.2%)
Sovereign Bonds (0.2%)
	Socialist Republic of Vietnam	6.750%		1/29/20	659	718
2	Socialist Republic of Vietnam	4.800%	11/19/24		200	201
	Socialist Republic of Vietnam	4.800%	11/19/24		775	780
Total Vietnam (Cost $1,692)						1,699
Zambia (0.3%)
Sovereign Bonds (0.3%)
	Republic of Zambia	5.375%		9/20/22	725	652
2	Republic of Zambia	8.500%		4/14/24	450	447
	Republic of Zambia	8.500%		4/14/24	1,000	995
1	Republic of Zambia	8.970%		7/30/27	1,100	1,099
Total Zambia (Cost $3,093)						3,193
					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	($000)	($000)
Temporary Cash Investments (1.3%)
Time Deposits (0.2%)
	United States Dollar Time Deposits	0.000%	8/01/50	USD	2,136	2,136

					Shares
Money Market Fund (1.1%)
11 Vanguard Market Liquidity Fund		0.856%			125,836	12,585
Total Temporary Cash Investments (Cost $14,721)						14,721
Total Investments (99.8%) (Cost $1,132,768)						1,141,636
Other Assets and Liabilities-Net (0.2%)12						2,666
Net Assets (100%)						1,144,302

1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the aggregate value of these securities was $127,767,000, representing 11.2% of net assets.

3	Guaranteed by the Republic of Azerbaijan.
4	Adjustable-rate security.
5	Guaranteed by the Republic of Hungary.
6	Guaranteed by the Republic of Indonesia.
7	Guaranteed by the Federation of Malaysia.
8	Guaranteed by the Government of Mongolia.
9	Guaranteed by the Republic of the Philippines.
10	Guaranteed by the Republic of Turkey.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12	Cash of $45,000 has been segregated as initial margin for open futures contracts on February 1, 2017.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Sovereign Bonds	—	1,126,915	—
Temporary Cash Investments	12,585	2,136	—
Futures Contracts—Assets[1]	2	—	—
Total	12,587	1,129,051	—

1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Ultra Long U.S. Treasury Bond	March 2017	8	1,286	2

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At January 31, 2017, the cost of investment securities for tax purposes was $1,132,768,000. Net unrealized appreciation of investment securities for tax purposes was $8,868,000, consisting of unrealized gains of $23,602,000 on securities that had risen in value since their purchase and $14,734,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Global Minimum Volatility Fund

Schedule of Investments (unaudited)

As of January 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)1
Australia (4.9%)
AGL Energy Ltd.	1,004,495	17,225
Wesfarmers Ltd.	367,202	11,218
Stockland	2,204,185	7,274
Cochlear Ltd.	65,083	6,182
Transurban Group	728,039	5,634
JB Hi-Fi Ltd.	221,540	4,647
Ramsay Health Care Ltd.	88,748	4,498
Caltex Australia Ltd.	151,102	3,279
Coca-Cola Amatil Ltd.	427,117	3,159
ASX Ltd.	72,176	2,732
Sonic Healthcare Ltd.	164,186	2,589
GPT Group	514,397	1,827
Aurizon Holdings Ltd.	407,600	1,548
Treasury Wine Estates Ltd.	132,890	1,172
OZ Minerals Ltd.	160,860	1,098
Computershare Ltd.	97,458	953
BlueScope Steel Ltd.	104,494	889
BWP Trust	383,701	850
Goodman Group	119,454	627
Charter Hall Retail REIT	191,055	613
Challenger Ltd.	61,804	517
Suncorp Group Ltd.	42,339	419
Insurance Australia Group Ltd.	47,519	208
		79,158
Austria (0.0%)
voestalpine AG	16,352	693

Belgium (0.5%)
Colruyt SA	126,301	6,181
Elia System Operator SA/NV	23,212	1,158
Sofina SA	6,290	854
Cofinimmo SA	5,474	615
		8,808
Brazil (1.6%)
2 Telefonica Brasil SA ADR	825,403	12,199
2 Ambev SA ADR	1,614,236	8,701
BRF SA ADR	172,478	2,437
TIM Participacoes SA ADR	147,950	2,091
Ultrapar Participacoes SA ADR	35,290	739
Banco Santander Brasil SA ADR	5,548	55
		26,222
Canada (6.6%)
BCE Inc.	476,423	21,477
TELUS Corp.	458,932	15,321
^ Emera Inc.	403,196	14,080
^ Dollarama Inc.	184,597	13,980
Shaw Communications Inc. Class B	454,952	9,814
^ Canadian Tire Corp. Ltd. Class A	79,845	8,492

Bank of Montreal	80,439	6,084
Intact Financial Corp.	48,684	3,555
^	Pembina Pipeline Corp.	108,535	3,367
National Bank of Canada	60,737	2,622
Metro Inc.	72,882	2,214
^	Cineplex Inc.	49,300	1,985
^	Parkland Fuel Corp.	66,839	1,395
3	Hydro One Ltd.	59,688	1,103
TransCanada Corp.	23,211	1,095
Fortis Inc.	19,306	621
^	Inter Pipeline Ltd.	27,060	587
Loblaw Cos. Ltd.	6,265	329
108,121
Chile (0.2%)
Enel Americas SA ADR	150,624	1,360
Sociedad Quimica y Minera de Chile SA ADR	34,720	1,122
Cia Cervecerias Unidas SA ADR	30,786	696
3,178
China (0.5%)
China Mobile Ltd. ADR	134,029	7,640

Denmark (0.2%)
ISS A/S	44,768	1,594
*	William Demant Holding A/S	30,782	577
GN Store Nord A/S	19,221	429
*,3 Scandinavian Tobacco Group A/S	9,708	167
2,767
France (0.3%)
Sanofi	25,523	2,051
Thales SA	10,911	1,024
BioMerieux	4,866	770
Atos SE	6,524	694
4,539
Germany (4.0%)
Deutsche Post AG	519,614	17,441
Bayer AG	127,711	14,186
Merck KGaA	95,255	10,510
STADA Arzneimittel AG	117,989	6,077
MTU Aero Engines AG	27,951	3,348
Henkel AG & Co. KGaA Preference Shares	24,216	2,956
Fielmann AG	39,184	2,739
Celesio AG	61,654	1,711
LANXESS AG	21,418	1,559
Beiersdorf AG	13,977	1,240
RHOEN-KLINIKUM AG	44,813	1,229
METRO AG	33,925	1,161
Freenet AG	16,718	503
Rheinmetall AG	6,494	498
Aurubis AG	8,146	480
65,638
Hong Kong (2.7%)
CLP Holdings Ltd.	2,047,850	19,988
Hang Seng Bank Ltd.	324,900	6,622
Power Assets Holdings Ltd.	613,000	5,874
Yuexiu REIT	5,326,000	2,926

Want Want China Holdings Ltd.	3,487,000	2,488
Chow Tai Fook Jewellery Group Ltd.	1,969,600	1,675
Cheung Kong Infrastructure Holdings Ltd.	197,000	1,584
AAC Technologies Holdings Inc.	146,000	1,499
China Mengniu Dairy Co. Ltd.	475,000	887
		43,543
India (2.2%)
HDFC Bank Ltd. ADR	342,031	23,576
Dr Reddy's Laboratories Ltd. ADR	188,259	8,510
Infosys Ltd. ADR	220,489	3,036
		35,122
Indonesia (0.5%)
Telekomunikasi Indonesia Persero Tbk PT ADR	273,509	8,047

Israel (0.4%)
Bank Hapoalim BM	546,382	3,301
Bezeq The Israeli Telecommunication Corp. Ltd.	893,813	1,561
Paz Oil Co. Ltd.	5,690	881
Mizrahi Tefahot Bank Ltd.	21,585	333
		6,076
Italy (0.0%)
Brunello Cucinelli SPA	10,297	233

Japan (4.3%)
Mitsubishi Tanabe Pharma Corp.	424,900	8,522
Takeda Pharmaceutical Co. Ltd.	196,400	8,226
Sawai Pharmaceutical Co. Ltd.	136,000	7,143
TonenGeneral Sekiyu KK	593,000	6,974
Daiichi Sankyo Co. Ltd.	283,100	6,334
Kagome Co. Ltd.	221,800	5,712
Sumitomo Dainippon Pharma Co. Ltd.	298,600	5,065
Canon Inc.	134,000	3,965
Taisho Pharmaceutical Holdings Co. Ltd.	37,700	3,187
Otsuka Holdings Co. Ltd.	47,200	2,174
MOS Food Services Inc.	60,500	1,784
NH Foods Ltd.	58,000	1,578
Toho Co. Ltd.	49,100	1,416
Sankyo Co. Ltd.	40,300	1,346
Shimamura Co. Ltd.	8,200	1,075
Hisamitsu Pharmaceutical Co. Inc.	17,100	893
Rohto Pharmaceutical Co. Ltd.	51,000	887
Nisshin Seifun Group Inc.	49,400	751
Kamigumi Co. Ltd.	72,000	700
COMSYS Holdings Corp.	37,400	687
Earth Chemical Co. Ltd.	13,200	565
Skylark Co. Ltd.	40,600	550
Studio Alice Co. Ltd.	28,500	545
Toyo Suisan Kaisha Ltd.	15,000	535
Ringer Hut Co. Ltd.	15,600	326
		70,940
Mexico (0.6%)
Fomento Economico Mexicano SAB de CV ADR	105,993	7,974
Grupo Televisa SAB ADR	74,880	1,677
		9,651

New Zealand (0.0%)
Fletcher Building Ltd.	93,478	720

Norway (0.5%)
Orkla ASA	739,308	6,898
Norsk Hydro ASA	279,971	1,597
Marine Harvest ASA	2,967	52
		8,547
Russia (0.8%)
Novatek PJSC GDR	50,176	6,385
MMC Norilsk Nickel PJSC ADR	203,582	3,302
Gazprom PJSC ADR	346,875	1,721
Lukoil PJSC ADR	14,904	840
Sberbank of Russia PJSC ADR	40,235	472
		12,720
Singapore (0.9%)
Oversea-Chinese Banking Corp. Ltd.	1,025,748	6,841
United Overseas Bank Ltd.	270,500	4,023
Singapore Airlines Ltd.	350,200	2,466
Wilmar International Ltd.	259,300	714
Singapore Exchange Ltd.	83,500	439
CapitaLand Ltd.	99,700	233
		14,716
South Korea (3.2%)
SK Telecom Co. Ltd.	83,085	15,928
KT Corp.	510,114	12,910
Korea Zinc Co. Ltd.	24,123	10,202
GS Holdings Corp.	45,783	2,016
S-Oil Corp.	21,875	1,528
E-MART Inc.	7,382	1,292
SK Innovation Co. Ltd.	9,265	1,255
Woori Bank	91,034	1,028
Samsung Fire & Marine Insurance Co. Ltd.	3,878	898
Kangwon Land Inc.	30,739	866
NH Investment & Securities Co. Ltd.	75,672	745
Macquarie Korea Infrastructure Fund	106,880	741
POSCO	2,869	670
Samsung Card Co. Ltd.	19,017	643
Kakao Corp.	7,311	489
Daewoong Pharmaceutical Co. Ltd.	6,028	355
Jeil Pharmaceutical Co.	5,679	294
		51,860
Spain (0.2%)
Endesa SA	146,794	3,027
Viscofan SA	9,941	505
Ebro Foods SA	17,809	368
		3,900
Sweden (1.2%)
Swedish Match AB	418,420	13,622
Svenska Cellulosa AB SCA Class B	174,354	5,247
Tele2 AB	133,241	1,175
		20,044
Switzerland (5.5%)
Swisscom AG	46,839	20,663
Sonova Holding AG	113,003	14,962

Kuehne & Nagel International AG	108,640	14,865
Logitech International SA	494,372	14,159
Baloise Holding AG	54,703	7,044
Swiss Prime Site AG	38,590	3,215
dormakaba Holding AG	3,983	3,092
Partners Group Holding AG	5,501	2,780
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	369	2,048
* Flughafen Zuerich AG	9,890	1,945
Straumann Holding AG	3,567	1,439
Allreal Holding AG	9,242	1,404
* Dufry AG	6,774	967
Siegfried Holding AG	3,851	838
EMS-Chemie Holding AG	1,292	667
		90,088
Taiwan (1.9%)
2 Taiwan Semiconductor Manufacturing Co. Ltd. ADR	781,827	24,166
Chunghwa Telecom Co. Ltd. ADR	161,501	5,097
United Microelectronics Corp. ADR	649,400	1,176
		30,439
United Kingdom (2.1%)
GlaxoSmithKline plc	179,759	3,474
3 Merlin Entertainments plc	532,359	3,201
UBM plc	329,554	2,928
Wm Morrison Supermarkets plc	920,482	2,744
RSA Insurance Group plc	367,361	2,660
RPC Group plc	166,608	2,250
Tate & Lyle plc	237,881	2,011
Reckitt Benckiser Group plc	19,275	1,654
Kingfisher plc	386,558	1,640
SSE plc	79,867	1,501
Melrose Industries plc	472,112	1,162
DS Smith plc	193,018	1,079
Croda International plc	25,289	1,068
DCC plc	12,780	1,031
UK Commercial Property Trust Ltd.	899,207	951
F&C Commercial Property Trust Ltd.	434,498	743
Inchcape plc	73,936	669
Meggitt plc	126,346	666
Indivior plc	156,397	584
John Wood Group plc	54,247	574
* IWG plc	175,484	553
B&M European Value Retail SA	140,000	530
Spectris plc	13,875	422
Ultra Electronics Holdings plc	17,786	414
		34,509
United States (53.9%)
Consumer Discretionary (4.6%)
Ross Stores Inc.	321,605	21,261
Pool Corp.	84,362	8,905
Service Corp. International	271,965	7,922
Genuine Parts Co.	71,939	6,964
* Yum China Holdings Inc.	248,747	6,836
* Madison Square Garden Co. Class A	23,169	4,070
Cable One Inc.	4,132	2,613
Children's Place Inc.	25,065	2,431
Churchill Downs Inc.	16,038	2,299

* O'Reilly Automotive Inc.	7,200	1,888
* Grand Canyon Education Inc.	30,940	1,825
Aramark	49,999	1,692
* Liberty Broadband Corp.	18,359	1,567
Vail Resorts Inc.	8,163	1,400
ILG Inc.	62,570	1,186
John Wiley & Sons Inc. Class A	14,755	813
Choice Hotels International Inc.	13,846	769
New York Times Co. Class A	45,523	615
		75,056
Consumer Staples (7.0%)
Clorox Co.	165,989	19,919
Church & Dwight Co. Inc.	429,082	19,403
2 Kimberly-Clark Corp.	131,329	15,908
Vector Group Ltd.	668,791	14,753
Spectrum Brands Holdings Inc.	74,923	9,994
Colgate-Palmolive Co.	146,189	9,441
Altria Group Inc.	103,245	7,349
Lancaster Colony Corp.	33,726	4,420
Hershey Co.	33,995	3,585
Philip Morris International Inc.	31,600	3,038
Universal Corp.	24,277	1,651
HRG Group Inc.	66,885	1,126
Energizer Holdings Inc.	22,230	1,122
Ingredion Inc.	5,097	653
Sysco Corp.	11,659	612
J&J Snack Foods Corp.	4,400	561
McCormick & Co. Inc.	5,400	516
		114,051
Energy (0.2%)
World Fuel Services Corp.	61,476	2,734
Cosan Ltd.	101,446	830
		3,564
Financials (8.8%)
RenaissanceRe Holdings Ltd.	194,300	26,487
Washington Federal Inc.	443,365	14,565
Brown & Brown Inc.	226,200	9,530
Chimera Investment Corp.	453,330	7,992
Beneficial Bancorp Inc.	433,982	7,747
ProAssurance Corp.	132,894	7,229
Capitol Federal Financial Inc.	455,900	7,044
Arthur J Gallagher & Co.	107,283	5,775
Blackstone Mortgage Trust Inc. Class A	174,653	5,325
Starwood Property Trust Inc.	238,326	5,305
* Essent Group Ltd.	150,286	5,195
2 Two Harbors Investment Corp.	579,408	5,081
Marsh & McLennan Cos. Inc.	61,079	4,155
TFS Financial Corp.	219,700	3,843
Oritani Financial Corp.	206,400	3,581
MFA Financial Inc.	418,444	3,301
* Arch Capital Group Ltd.	36,803	3,252
Torchmark Corp.	42,665	3,138
New Residential Investment Corp.	196,110	2,971
Capstead Mortgage Corp.	241,849	2,581
Northwest Bancshares Inc.	128,863	2,200
American Financial Group Inc.	23,331	2,010

Axis Capital Holdings Ltd.	25,360	1,623
Annaly Capital Management Inc.	108,600	1,110
White Mountains Insurance Group Ltd.	1,126	1,024
Brookline Bancorp Inc.	50,274	792
Dime Community Bancshares Inc.	25,000	535
Safety Insurance Group Inc.	6,600	473
CYS Investments Inc.	30,522	231
		144,095
Health Care (6.0%)
Johnson & Johnson	212,118	24,022
Owens & Minor Inc.	481,544	17,278
Quest Diagnostics Inc.	87,405	8,034
Chemed Corp.	46,384	7,704
* Henry Schein Inc.	32,476	5,192
CR Bard Inc.	18,523	4,396
* Masimo Corp.	57,883	4,259
Zoetis Inc.	62,615	3,440
* WellCare Health Plans Inc.	22,895	3,332
Danaher Corp.	36,900	3,097
* Prestige Brands Holdings Inc.	48,327	2,550
* Premier Inc. Class A	62,174	1,981
* Laboratory Corp. of America Holdings	14,634	1,964
Patterson Cos. Inc.	44,952	1,870
* Varian Medical Systems Inc.	20,456	1,588
* Integra LifeSciences Holdings Corp.	33,312	1,390
Cantel Medical Corp.	17,601	1,363
West Pharmaceutical Services Inc.	14,204	1,202
* Bio-Rad Laboratories Inc. Class A	5,785	1,100
* Intuitive Surgical Inc.	1,242	860
* Magellan Health Inc.	10,039	752
* HealthEquity Inc.	10,094	467
* Varex Imaging Corp.	8,182	235
		98,076
Industrials (10.0%)
Waste Management Inc.	366,593	25,478
Expeditors International of Washington Inc.	457,904	23,848
United Parcel Service Inc. Class B	217,051	23,687
* L3 Technologies Inc.	78,471	12,453
Northrop Grumman Corp.	52,074	11,929
2 Republic Services Inc. Class A	178,370	10,235
CH Robinson Worldwide Inc.	127,208	9,675
Carlisle Cos. Inc.	78,206	8,533
Rollins Inc.	194,918	6,873
BWX Technologies Inc.	137,363	5,699
* Copart Inc.	82,419	4,676
General Dynamics Corp.	20,100	3,640
Lockheed Martin Corp.	11,992	3,014
Cintas Corp.	22,330	2,593
Healthcare Services Group Inc.	62,724	2,493
3M Co.	14,100	2,465
National Presto Industries Inc.	20,674	2,200
* Teledyne Technologies Inc.	17,400	2,138
UniFirst Corp.	5,821	745
Raytheon Co.	4,852	699
Matthews International Corp. Class A	5,831	393
		163,466

Information Technology (7.5%)
Jack Henry & Associates Inc.	273,567	24,561
2 Paychex Inc.	288,625	17,401
Amdocs Ltd.	253,968	14,910
Harris Corp.	108,243	11,118
Broadridge Financial Solutions Inc.	148,843	9,903
Automatic Data Processing Inc.	82,766	8,359
Amphenol Corp. Class A	82,408	5,562
2 Motorola Solutions Inc.	68,600	5,537
* Synopsys Inc.	67,688	4,257
InterDigital Inc.	43,826	4,093
Dolby Laboratories Inc. Class A	50,032	2,397
Science Applications International Corp.	20,701	1,685
* Viavi Solutions Inc.	184,091	1,648
FLIR Systems Inc.	44,302	1,565
* Genpact Ltd.	60,068	1,482
* Check Point Software Technologies Ltd.	14,084	1,391
* CACI International Inc. Class A	10,507	1,290
* Yandex NV Class A	40,000	926
CSG Systems International Inc.	18,286	885
* Itron Inc.	13,161	812
DST Systems Inc.	6,080	700
National Instruments Corp.	19,000	597
* ExlService Holdings Inc.	10,846	498
* Euronet Worldwide Inc.	6,820	488
		122,065
Materials (3.4%)
^ Compass Minerals International Inc.	203,358	17,001
Kaiser Aluminum Corp.	185,958	14,590
AptarGroup Inc.	185,036	13,502
Sonoco Products Co.	186,390	10,242
Silgan Holdings Inc.	16,625	973
		56,308
Real Estate (2.9%)
* Equity Commonwealth	311,369	9,603
Lamar Advertising Co. Class A	116,889	8,827
Rayonier Inc.	272,400	7,597
PS Business Parks Inc.	34,375	3,851
New York REIT Inc.	356,734	3,549
EastGroup Properties Inc.	28,937	2,048
Acadia Realty Trust	56,000	1,783
Apple Hospitality REIT Inc.	88,150	1,765
4 Hudson Pacific Properties Inc.	42,608	1,509
Piedmont Office Realty Trust Inc. Class A	65,614	1,425
Empire State Realty Trust Inc.	68,170	1,397
Ramco-Gershenson Properties Trust	60,746	988
Urstadt Biddle Properties Inc. Class A	40,998	920
Healthcare Trust of America Inc. Class A	23,714	689
Universal Health Realty Income Trust	8,800	547
Franklin Street Properties Corp.	39,980	510
		47,008
Telecommunication Services (0.0%)
Cogent Communications Holdings Inc.	542	23

Utilities (3.5%)
IDACORP Inc.	147,196	11,779

	Vectren Corp.			190,567	10,460
	Portland General Electric Co.			163,848	7,145
2	Southern Co.			133,667	6,607
	ALLETE Inc.			80,705	5,274
	MDU Resources Group Inc.			146,470	4,299
	NorthWestern Corp.			54,051	3,087
	Avista Corp.			77,012	2,976
2	Ameren Corp.			36,454	1,919
	OGE Energy Corp.			28,179	945
	Hawaiian Electric Industries Inc.			24,625	824
	Enel Chile SA ADR			152,793	737
	Dominion Resources Inc.			6,600	504
					56,556
Total United States					880,268
Total Common Stocks (Cost $1,496,628)					1,628,187
		Coupon
Temporary Cash Investments (3.7%)1
Money Market Fund (3.7%)
5,6 Vanguard Market Liquidity Fund		0.856%		605,908	60,597

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
2	United States Treasury Bill	0.571%	5/4/17	200	199
Total Temporary Cash Investments (Cost $60,796)					60,796
Total Investments (103.4%) (Cost $1,557,424)					1,688,983
Other Assets and Liabilities-Net (-3.4%)2,6					(55,570)
Net Assets (100%)					1,633,413

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $39,567,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 3.4%, respectively, of net assets.
2 Securities with a value of $20,835,000 and cash of $25,000 have been segregated as collateral for open forward currency contracts.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the aggregate value of these securities was $4,471,000, representing 0.3% of net assets.
4 Securities with a value of $945,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Includes $41,105,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—International	228,418	519,501	—
Common Stocks—United States	880,268	—	—
Temporary Cash Investments	60,597	199	—
Futures Contracts—Liabilities[1]	(41)	—	—
Forward Currency Contracts—Assets	—	152	—
Forward Currency Contracts—Liabilities	—	(15,272)	—
Total	1,169,242	504,580	—

1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability) in the Schedule of Investments.

At January 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2017	23	2,616	(10)
S&P ASX 200 Index	March 2017	8	843	(6)
Dow Jones EURO STOXX 50 Index	March 2017	22	769	51
Topix Index	March 2017	5	674	17
FTSE 100 Index	March 2017	7	620	(2)
				50

Unrealized appreciation (depreciation) on open E-mini S&P 500 Index, Dow Jones EURO STOXX 50

Index, and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At January 31, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts, except for Danish krone, Hong Kong dollar, Indonesian rupiah, Singapore dollar, and Taiwanese dollar contracts, is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Goldman Sachs International	2/15/17	AUD	6,727	USD	5,073	27
Credit Suisse International	2/15/17	USD	104,180	CAD	137,563	(1,550)
Credit Suisse International	2/15/17	USD	84,496	CHF	85,525	(1,991)
Goldman Sachs International	2/15/17	USD	82,480	EUR	77,579	(1,310)
Goldman Sachs International	2/15/17	USD	78,012	AUD	106,637	(2,835)
BNP Paribas	2/15/17	USD	66,160	JPY	7,698,029	(2,044)
Goldman Sachs International	2/15/17	USD	50,320	HKD	390,149	28
BNP Paribas	2/15/17	USD	49,392	KRW	59,166,599	(1,529)
BNP Paribas	2/15/17	USD	33,692	INR	2,301,530	(168)
Goldman Sachs International	2/15/17	USD	31,946	GBP	25,918	(668)
BNP Paribas	2/15/17	USD	29,768	TWD	951,693	(604)
BNP Paribas	2/15/17	USD	25,384	BRL	82,113	(582)
Goldman Sachs International	2/15/17	USD	17,633	SEK	159,211	(579)
BNP Paribas	2/15/17	USD	14,452	RUB	866,470	97
Goldman Sachs International	2/15/17	USD	14,082	SGD	20,217	(265)
Goldman Sachs International	2/15/17	USD	10,363	MXN	222,239	(273)
Goldman Sachs International	2/15/17	USD	8,192	NOK	69,788	(270)
BNP Paribas	2/15/17	USD	7,857	IDR	105,376,957	(25)
Goldman Sachs International	2/15/17	USD	5,848	ILS	22,440	(107)
BNP Paribas	2/15/17	USD	3,807	CLP	2,554,989	(128)
Deutsche Bank AG	2/15/17	USD	3,706	AUD	4,893	(4)
Goldman Sachs International	2/15/17	USD	3,279	CAD	4,330	(50)
Deutsche Bank AG	2/15/17	USD	2,872	JPY	334,009	(88)
Goldman Sachs International	2/15/17	USD	2,377	CHF	2,405	(55)
Goldman Sachs International	2/15/17	USD	2,078	DKK	14,602	(42)
Deutsche Bank AG	2/15/17	USD	1,835	GBP	1,488	(38)
BNP Paribas	2/15/17	USD	1,093	MXN	23,489	(31)
Goldman Sachs International	2/15/17	USD	686	NZD	986	(36)
BNP Paribas	2/15/17	USD	2	NZD	3	—
						(15,120)

AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
CLP—Chilean peso.
DKK—Danish krone.
EUR—Euro.
GBP—British pound.
HKD—Hong Kong dollar.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
NOK—Norwegian krone.
NZD—New Zealand Dollar.
RUB—Russian ruble.
SEK—Swedish krona.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.

E. At January 31, 2017, the cost of investment securities for tax purposes was $1,559,492,000. Net unrealized appreciation of investment securities for tax purposes was $129,491,000, consisting of unrealized gains of $156,574,000 on securities that had risen in value since their purchase and $27,083,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard International High Dividend Yield Index

Schedule of Investments (unaudited)

As of January 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (98.8%)[1]
Australia (8.1%)
Commonwealth Bank of Australia	56,120	3,477
Westpac Banking Corp.	108,314	2,608
BHP Billiton Ltd.	104,716	2,125
Australia & New Zealand Banking Group Ltd.	94,753	2,105
National Australia Bank Ltd.	86,255	1,984
Wesfarmers Ltd.	36,683	1,121
Woolworths Ltd.	41,749	779
Rio Tinto Ltd.	13,812	701
Macquarie Group Ltd.	10,078	647
Woodside Petroleum Ltd.	23,581	565
Telstra Corp. Ltd.	136,246	517
Transurban Group	66,485	514
QBE Insurance Group Ltd.	44,796	425
Suncorp Group Ltd.	41,361	409
Amcor Ltd.	37,627	408
AGL Energy Ltd.	21,661	371
AMP Ltd.	96,802	367
Insurance Australia Group Ltd.	76,566	335
Origin Energy Ltd.	56,537	303
Aurizon Holdings Ltd.	64,304	244
ASX Ltd.	6,356	241
APA Group	37,069	237
James Hardie Industries plc	14,817	233
Sonic Healthcare Ltd.	13,770	217
Caltex Australia Ltd.	8,724	189
Medibank Pvt Ltd.	92,022	189
LendLease Group	17,522	187
Boral Ltd.	38,589	171
Orica Ltd.	11,771	168
DUET Group	78,766	167
Sydney Airport	35,225	156
Incitec Pivot Ltd.	53,197	156
Challenger Ltd.	18,564	155
Tatts Group Ltd.	45,981	151
Computershare Ltd.	15,456	151
Bendigo & Adelaide Bank Ltd.	15,057	143
Coca-Cola Amatil Ltd.	17,315	128
Alumina Ltd.	81,994	121
Bank of Queensland Ltd.	12,909	117
Tabcorp Holdings Ltd.	28,862	104
Orora Ltd.	41,778	90
CIMIC Group Ltd.	3,232	84
AusNet Services	63,564	76
ALS Ltd.	14,908	67
IOOF Holdings Ltd.	9,255	64
Magellan Financial Group Ltd.	3,387	60
Adelaide Brighton Ltd.	15,359	60
Harvey Norman Holdings Ltd.	15,484	59
Macquarie Atlas Roads Group	15,153	58

Downer EDI Ltd.	12,041	57
Perpetual Ltd.	1,585	56
CSR Ltd.	16,472	55
DuluxGroup Ltd.	11,255	52
* WorleyParsons Ltd.	6,612	50
Fairfax Media Ltd.	68,950	45
Sims Metal Management Ltd.	4,604	39
Flight Centre Travel Group Ltd.	1,650	38
Platinum Asset Management Ltd.	9,395	36
Seven West Media Ltd.	21,081	13
		24,445
Austria (0.1%)
voestalpine AG	3,825	162
OMV AG	4,473	156
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,300	32
		350
Belgium (0.5%)
KBC Group NV	8,830	574
Ageas	6,547	280
Solvay SA Class A	2,202	258
Groupe Bruxelles Lambert SA	2,240	191
Proximus SADP	4,528	130
bpost SA	3,433	83
* Telenet Group Holding NV	1,537	83
		1,599
Brazil (2.8%)
Itau Unibanco Holding SA ADR	67,111	793
* Petroleo Brasileiro SA ADR Type A	60,615	577
Ambev SA ADR	104,672	564
Banco Bradesco SA Preference Shares	47,320	491
Itau Unibanco Holding SA Preference Shares	37,820	447
* Petroleo Brasileiro SA ADR	41,091	422
Vale SA Class B ADR Pref. ADR	38,738	375
Banco Bradesco SA	36,763	375
Vale SA Class B ADR	36,154	368
Itausa - Investimentos Itau SA Preference Shares	124,660	367
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	56,000	329
Ambev SA	51,000	279
Banco Bradesco SA ADR	26,841	277
Banco do Brasil SA	27,790	274
Vale SA Preference Shares	22,600	219
Kroton Educacional SA	50,210	215
* Petroleo Brasileiro SA	41,000	211
BB Seguridade Participacoes SA	19,400	172
Banco Santander Brasil SA	15,600	155
CCR SA	28,200	139
Telefonica Brasil SA ADR	9,227	136
CETIP SA - Mercados Organizados	8,052	120
* Centrais Eletricas Brasileiras SA ADR	14,436	112
JBS SA	28,095	106
Engie Brasil Energia SA	7,900	90
Vale SA	7,700	79
* Petroleo Brasileiro SA Preference Shares	15,600	74
CPFL Energia SA ADR	4,448	71
Telefonica Brasil SA Preference Shares	4,300	64
BTG Pactual Group	10,528	55

EDP - Energias do Brasil SA	10,950	49
Natura Cosmeticos SA	6,000	48
Transmissora Alianca de Energia Eletrica SA	6,800	46
Sul America SA	7,500	44
Estacio Participacoes SA	8,700	44
TOTVS SA	4,900	41
Cia Energetica de Minas Gerais ADR	13,606	39
Porto Seguro SA	3,400	28
Braskem SA Preference Shares	2,300	24
Cia Energetica de Minas Gerais Preference Shares	8,100	24
Braskem SA ADR	990	21
* Centrais Eletricas Brasileiras SA Preference Shares	2,600	20
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	902	19
AES Tiete Energia SA	3,921	18
Cia Paranaense de Energia	2,400	17
Smiles SA	900	15
Cia Paranaense de Energia Preference Shares	1,400	14
Cia Energetica de Minas Gerais	4,400	14
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	702	10
Cia Paranaense de Energia ADR	996	10
* Centrais Eletricas Brasileiras SA	1,400	9
CPFL Energia SA	1,127	9
Multiplus SA	200	2
		8,521
Canada (7.3%)
^ Royal Bank of Canada	48,091	3,458
Toronto-Dominion Bank	59,833	3,100
Bank of Nova Scotia	39,178	2,341
Bank of Montreal	20,803	1,574
TransCanada Corp.	27,998	1,321
Enbridge Inc.	30,535	1,300
Manulife Financial Corp.	63,545	1,218
Canadian Imperial Bank of Commerce	12,695	1,081
Sun Life Financial Inc.	20,070	792
Potash Corp. of Saskatchewan Inc.	27,674	515
Rogers Communications Inc. Class B	11,846	514
Thomson Reuters Corp.	10,444	468
National Bank of Canada	10,655	460
Agrium Inc.	4,443	458
BCE Inc.	9,140	412
Fortis Inc.	12,808	412
^ Pembina Pipeline Corp.	12,696	394
Shaw Communications Inc. Class B	13,887	299
Power Corp. of Canada	11,500	270
Great-West Lifeco Inc.	9,536	261
^ Inter Pipeline Ltd.	11,355	246
TELUS Corp.	6,397	213
^ Crescent Point Energy Corp.	17,832	208
Power Financial Corp.	7,219	188
Canadian Utilities Ltd. Class A	6,199	176
^ ARC Resources Ltd.	11,086	172
CI Financial Corp.	7,351	154
IGM Financial Inc.	3,506	108
		22,113
Chile (0.3%)
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	4,728	153

	Enel Americas SA ADR	13,680	124
	Banco de Chile	948,202	113
	Banco de Credito e Inversiones	1,891	97
	Banco Santander Chile ADR	4,410	95
	Enel Chile SA	649,711	63
	Aguas Andinas SA Class A	94,335	51
*	Itau CorpBanca	4,613,882	38
	Enel Americas SA	207,067	37
	AES Gener SA	97,544	33
			804
China (4.5%)
	China Construction Bank Corp.	2,971,000	2,203
	China Mobile Ltd.	172,500	1,941
	Industrial & Commercial Bank of China Ltd.	2,348,000	1,436
	Bank of China Ltd.	2,449,000	1,109
	China Petroleum & Chemical Corp.	816,000	645
	Agricultural Bank of China Ltd.	833,000	348
	China Merchants Bank Co. Ltd.	120,500	302
	Hengan International Group Co. Ltd.	29,486	241
	PICC Property & Casualty Co. Ltd.	152,000	230
	China Minsheng Banking Corp. Ltd.	207,500	228
	China Shenhua Energy Co. Ltd.	106,000	224
	Bank of Communications Co. Ltd.	266,000	196
	Haitong Securities Co. Ltd.	108,800	195
	China CITIC Bank Corp. Ltd.	280,000	184
	China Communications Construction Co. Ltd.	150,000	181
	CITIC Securities Co. Ltd.	80,000	163
	Anhui Conch Cement Co. Ltd.	44,500	143
	Country Garden Holdings Co. Ltd.	239,000	137
	China Merchants Port Holdings Co. Ltd.	50,000	134
	Belle International Holdings Ltd.	205,000	125
2	China Galaxy Securities Co. Ltd.	129,500	120
	GF Securities Co. Ltd.	56,200	120
	Guangdong Investment Ltd.	96,000	119
	China Resources Power Holdings Co. Ltd.	68,000	117
	China Vanke Co. Ltd.	43,600	111
	Huaneng Power International Inc.	170,000	110
	China Cinda Asset Management Co. Ltd.	300,000	104
	Great Wall Motor Co. Ltd.	103,500	104
	Guangzhou Automobile Group Co. Ltd.	74,000	101
	Beijing Enterprises Holdings Ltd.	17,500	87
*,2 China Huarong Asset Management Co. Ltd.		227,000	86
*	China Evergrande Group	123,000	86
	ANTA Sports Products Ltd.	26,000	83
	Kingboard Chemical Holdings Ltd.	22,500	77
	Zijin Mining Group Co. Ltd.	196,000	67
	Shenzhen International Holdings Ltd.	45,500	66
	Sinopec Shanghai Petrochemical Co. Ltd.	102,000	63
	Longfor Properties Co. Ltd.	40,500	58
	Sunac China Holdings Ltd.	60,000	53
	China Communications Services Corp. Ltd.	76,000	52
	Far East Horizon Ltd.	56,000	51
	Shimao Property Holdings Ltd.	36,500	49
	Zhejiang Expressway Co. Ltd.	48,000	48
	COSCO SHIPPING Ports Ltd.	48,000	48
	China Jinmao Holdings Group Ltd.	160,000	47
	Chongqing Rural Commercial Bank Co. Ltd.	77,000	47

China Everbright Ltd.	24,000	46
China Everbright Bank Co. Ltd.	94,000	45
2 Fuyao Glass Industry Group Co. Ltd.	14,800	44
Jiangsu Expressway Co. Ltd.	34,000	43
GOME Electrical Appliances Holding Ltd.	326,000	41
Sino-Ocean Group Holding Ltd.	92,500	40
Guangzhou R&F Properties Co. Ltd.	30,800	40
Shenzhen Investment Ltd.	92,000	37
2 BAIC Motor Corp. Ltd.	37,000	35
2 Sinopec Engineering Group Co. Ltd.	43,500	35
Lee & Man Paper Manufacturing Ltd.	39,000	35
SOHO China Ltd.	68,000	34
China Hongqiao Group Ltd.	33,000	34
Shanghai Industrial Holdings Ltd.	12,000	32
China Power International Development Ltd.	87,000	31
Kingboard Laminates Holdings Ltd.	27,500	30
Lao Feng Xiang Co. Ltd. Class B	7,900	28
China Dongxiang Group Co. Ltd.	145,000	27
Chongqing Changan Automobile Co. Ltd. Class B	19,000	27
Yuexiu Property Co. Ltd.	182,000	27
China International Marine Containers Group Co. Ltd.	17,000	25
China Resources Cement Holdings Ltd.	52,000	24
Xinjiang Goldwind Science & Technology Co. Ltd.	14,400	24
CSG Holding Co. Ltd. Class B	30,400	24
Huadian Power International Corp. Ltd.	52,000	22
Sinotrans Ltd.	52,000	22
KWG Property Holding Ltd.	37,000	21
China Machinery Engineering Corp.	33,000	21
China Zhongwang Holdings Ltd.	46,800	21
Huishang Bank Corp. Ltd.	39,000	20
Agile Group Holdings Ltd.	36,000	19
Datang International Power Generation Co. Ltd.	74,000	19
Beijing Jingneng Clean Energy Co. Ltd.	60,000	18
2 Red Star Macalline Group Corp. Ltd.	17,400	17
China BlueChemical Ltd.	50,000	17
* Greentown China Holdings Ltd.	19,000	16
Huadian Fuxin Energy Corp. Ltd.	64,000	15
Guangdong Electric Power Development Co. Ltd. Class B	31,400	14
Anhui Expressway Co. Ltd.	18,000	13
Weifu High-Technology Group Co. Ltd. Class B	5,500	13
Shenzhen Expressway Co. Ltd.	14,000	13
China South City Holdings Ltd.	58,000	12
Jiangling Motors Corp. Ltd. Class B	4,000	9
Sichuan Expressway Co. Ltd.	16,000	6
Inner Mongolia Yitai Coal Co. Ltd. Class B	100	—
		13,575
Colombia (0.2%)
* Ecopetrol SA ADR	30,790	289
Bancolombia SA ADR	2,823	107
Almacenes Exito SA	6,131	33
Grupo Aval Acciones y Valores SA ADR	3,552	29
Interconexion Electrica SA ESP	7,974	29
Grupo Aval Acciones y Valores Preference Shares	24,557	10
* Ecopetrol SA	19,170	9
Bancolombia SA Preference Shares	306	3
		509

Czech Republic (0.1%)
Komercni banka as	2,429	86
CEZ AS	4,834	83
		169
Denmark (0.3%)
Danske Bank A/S	23,739	792
* TDC A/S	26,770	141
Tryg A/S	3,469	66
		999
Egypt (0.1%)
Commercial International Bank Egypt SAE	38,148	154
ElSewedy Electric Co.	4,115	18
		172
Finland (1.1%)
Sampo Oyj Class A	16,092	745
Kone Oyj Class B	12,446	563
UPM-Kymmene Oyj	18,580	421
Wartsila OYJ Abp	5,273	265
Fortum Oyj	15,302	244
Stora Enso Oyj	19,956	227
Elisa Oyj	5,245	177
Nokian Renkaat Oyj	4,556	171
Orion Oyj Class B	3,187	148
Neste Oyj	4,226	147
Metso Oyj	4,332	133
Kesko Oyj Class B	2,159	109
		3,350
France (6.5%)
TOTAL SA	70,325	3,558
Sanofi	36,378	2,924
BNP Paribas SA	31,783	2,033
AXA SA	62,744	1,542
Schneider Electric SE	17,440	1,248
Societe Generale SA	23,904	1,169
Orange SA	62,147	965
Cie de Saint-Gobain	15,311	752
Vivendi SA	35,431	650
Cie Generale des Etablissements Michelin	5,695	612
Engie SA	51,100	612
* TechnipFMC plc	15,144	496
Credit Agricole SA	36,120	479
Veolia Environnement SA	16,356	279
STMicroelectronics NV	20,489	270
Bouygues SA	6,324	230
SES SA Class A	11,723	228
Natixis SA	32,513	193
SCOR SE	5,396	183
Rexel SA	10,177	177
Suez	11,397	173
Edenred	7,529	164
Casino Guichard Perrachon SA	1,900	102
Lagardere SCA	3,948	99
Eutelsat Communications SA	5,701	97
CNP Assurances	5,047	95
Electricite de France SA	9,236	91

Euler Hermes Group	474	43
		19,464
Germany (6.5%)
* Siemens AG	24,682	3,193
BASF SE	29,848	2,881
Allianz SE	14,754	2,508
Daimler AG	33,205	2,497
Deutsche Telekom AG	104,000	1,821
Deutsche Post AG	30,236	1,015
Bayerische Motoren Werke AG	10,075	920
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,633	872
Vonovia SE	15,228	499
E.ON SE	58,738	452
ProSiebenSat.1 Media SE	7,380	314
Commerzbank AG	34,234	298
Porsche Automobil Holding SE Preference Shares	4,930	297
K&S AG	8,661	220
Hannover Rueck SE	1,951	215
METRO AG	5,153	176
Bayerische Motoren Werke AG Preference Shares	2,222	167
Evonik Industries AG	4,934	160
HUGO BOSS AG	2,032	130
* RWE AG	9,730	130
MAN SE	1,153	119
Deutsche Lufthansa AG	7,162	96
RTL Group SA	1,252	96
* Uniper SE	6,519	93
Telefonica Deutschland Holding AG	21,085	88
Axel Springer SE	1,635	86
RWE AG Preference Shares	8,501	86
Talanx AG	1,138	39
		19,468
Greece (0.0%)
OPAP SA	6,910	61
* Hellenic Petroleum SA	805	4
		65
Hong Kong (2.5%)
Hong Kong Exchanges & Clearing Ltd.	39,400	953
Sun Hung Kai Properties Ltd.	46,000	633
Cheung Kong Property Holdings Ltd.	93,000	611
Hang Seng Bank Ltd.	24,800	505
CLP Holdings Ltd.	50,500	493
BOC Hong Kong Holdings Ltd.	115,000	460
Power Assets Holdings Ltd.	42,986	412
Sands China Ltd.	76,800	338
Wharf Holdings Ltd.	41,000	307
MTR Corp. Ltd.	45,500	231
New World Development Co. Ltd.	178,000	205
Swire Pacific Ltd. Class A	17,500	178
Wheelock & Co. Ltd.	29,000	176
Sino Land Co. Ltd.	102,000	169
Hang Lung Properties Ltd.	68,000	167
Bank of East Asia Ltd.	39,000	166
Want Want China Holdings Ltd.	196,986	141
Hang Lung Group Ltd.	30,000	115
Hysan Development Co. Ltd.	25,000	114

Hopewell Holdings Ltd.	25,500	91
ASM Pacific Technology Ltd.	7,000	85
Yue Yuen Industrial Holdings Ltd.	23,000	84
Li & Fung Ltd.	188,000	82
NWS Holdings Ltd.	44,000	79
PCCW Ltd.	125,000	76
Tingyi Cayman Islands Holding Corp.	56,000	64
First Pacific Co. Ltd.	76,000	58
VTech Holdings Ltd.	4,600	57
Xinyi Glass Holdings Ltd.	54,000	49
Haitong International Securities Group Ltd.	84,000	47
Kerry Properties Ltd.	16,500	47
Dah Sing Financial Holdings Ltd.	5,600	43
SJM Holdings Ltd.	54,000	43
Cathay Pacific Airways Ltd.	28,000	38
Xinyi Solar Holdings Ltd.	108,000	37
Cafe de Coral Holdings Ltd.	10,000	33
Television Broadcasts Ltd.	8,500	33
Chow Tai Fook Jewellery Group Ltd.	33,600	29
Orient Overseas International Ltd.	5,000	26
Shun Tak Holdings Ltd.	56,000	19
Guotai Junan International Holdings Ltd.	59,000	19
Hopewell Highway Infrastructure Ltd.	31,500	17
* Huabao International Holdings Ltd.	34,000	15
Lifestyle International Holdings Ltd.	11,000	14
SA Sa International Holdings Ltd.	30,000	12
Hutchison Telecommunications Hong Kong Holdings Ltd.	32,000	10
Texwinca Holdings Ltd.	14,000	9
Kowloon Development Co. Ltd.	5,000	5
		7,595
Hungary (0.1%)
OTP Bank plc	5,966	184
MOL Hungarian Oil & Gas plc	1,608	113
Magyar Telekom Telecommunications plc	13,006	23
		320
India (0.6%)
Oil & Natural Gas Corp. Ltd.	101,351	303
Indian Oil Corp. Ltd.	36,359	197
Coal India Ltd.	41,743	191
NTPC Ltd.	64,002	163
Hero MotoCorp Ltd.	3,302	154
Vedanta Ltd.	41,190	154
Hindustan Petroleum Corp. Ltd.	15,931	123
Indiabulls Housing Finance Ltd.	10,949	121
Cairn India Ltd.	11,936	49
NMDC Ltd.	22,666	48
Rural Electrification Corp. Ltd.	20,045	42
Power Finance Corp. Ltd.	20,344	39
* Bank of Baroda	13,789	34
NHPC Ltd.	71,702	31
* Steel Authority of India Ltd.	26,383	25
* Canara Bank	5,138	21
Mphasis Ltd.	2,442	20
Sun TV Network Ltd.	2,559	20
Oil India Ltd.	3,741	18
* Punjab National Bank	8,475	17

	Great Eastern Shipping Co. Ltd.	1,629	9
*	Bank of India	5,292	9
	Union Bank of India	4,110	9
2	InterGlobe Aviation Ltd.	590	8
			1,805
Indonesia (0.2%)
	Telekomunikasi Indonesia Persero Tbk PT	1,641,400	476
	United Tractors Tbk PT	48,200	79
	Perusahaan Gas Negara Persero Tbk	321,000	70
	Indocement Tunggal Prakarsa Tbk PT	41,099	46
	Tambang Batubara Bukit Asam Persero Tbk PT	16,000	14
*	Vale Indonesia Tbk PT	52,300	9
*	Bank CIMB Niaga Tbk PT	14,376	1
			695
Ireland (0.1%)
*	Bank of Ireland	860,468	231

Israel (0.1%)
	Bezeq The Israeli Telecommunication Corp. Ltd.	67,352	118
	Israel Chemicals Ltd.	13,509	62
	Gazit-Globe Ltd.	3,268	31
	Harel Insurance Investments & Financial Services Ltd.	3,682	19
*	Israel Corp. Ltd.	85	16
	Shikun & Binui Ltd.	7,642	16
	Paz Oil Co. Ltd.	87	13
	Amot Investments Ltd.	2,945	12
			287
Italy (2.1%)
	Eni SPA	79,630	1,224
	Enel SPA	246,488	1,031
	Intesa Sanpaolo SPA (Registered)	383,248	900
	Assicurazioni Generali SPA	42,365	676
*,^ UniCredit SPA		18,912	516
	Atlantia SPA	17,274	394
	Snam SPA	80,546	307
	Tenaris SA	15,316	268
	Terna Rete Elettrica Nazionale SPA	47,520	208
	Mediobanca SPA	17,529	151
	Telecom Italia SPA (Bearer)	208,585	149
	Unione di Banche Italiane SPA	27,445	96
	Intesa Sanpaolo SPA	41,252	91
	UnipolSai SPA	35,425	74
	FinecoBank Banca Fineco SPA	11,758	70
	Banca Mediolanum SPA	8,265	63
*	Italgas SPA	15,164	58
			6,276
Japan (7.7%)
	Toyota Motor Corp.	89,200	5,187
	Mitsubishi UFJ Financial Group Inc.	443,600	2,841
	Honda Motor Co. Ltd.	58,400	1,738
	Sumitomo Mitsui Financial Group Inc.	42,300	1,660
	Mizuho Financial Group Inc.	817,600	1,517
	Takeda Pharmaceutical Co. Ltd.	25,100	1,051
	Canon Inc.	33,900	1,003
	Mitsui & Co. Ltd.	55,700	818
	Fuji Heavy Industries Ltd.	20,100	804

Nissan Motor Co. Ltd.	70,300	696
Nomura Holdings Inc.	109,700	680
ITOCHU Corp.	47,100	649
Sumitomo Corp.	37,200	466
Sumitomo Mitsui Trust Holdings Inc.	12,100	451
Resona Holdings Inc.	72,100	390
JX Holdings Inc.	78,200	369
Daiwa Securities Group Inc.	56,000	357
Marubeni Corp.	50,800	309
Sekisui House Ltd.	18,586	301
Yamaha Motor Co. Ltd.	9,300	193
Dai Nippon Printing Co. Ltd.	19,000	193
Japan Post Bank Co. Ltd.	13,500	164
Aozora Bank Ltd.	42,000	153
Kawasaki Heavy Industries Ltd.	45,000	141
Chugoku Electric Power Co. Inc.	9,686	109
TonenGeneral Sekiyu KK	9,000	106
Sojitz Corp.	40,200	104
* Kobe Steel Ltd.	9,800	95
Sony Financial Holdings Inc.	5,600	94
Hino Motors Ltd.	8,800	93
DIC Corp.	2,900	90
Hitachi Construction Machinery Co. Ltd.	2,800	64
Sankyo Co. Ltd.	1,800	60
Aoyama Trading Co. Ltd.	1,600	56
Showa Shell Sekiyu KK	5,200	51
NTN Corp.	12,000	51
Tokai Tokyo Financial Holdings Inc.	8,200	46
Sanrio Co. Ltd.	2,200	43
Hitachi Capital Corp.	1,500	39
Japan Airlines Co. Ltd.	1,200	38
Senshu Ikeda Holdings Inc.	7,900	36
North Pacific Bank Ltd.	9,000	36
Matsui Securities Co. Ltd.	3,200	27
		23,369
Malaysia (0.5%)
Malayan Banking Bhd.	185,000	343
Sime Darby Bhd.	115,000	231
CIMB Group Holdings Bhd.	190,200	214
Axiata Group Bhd.	149,500	160
DiGi.Com Bhd.	122,000	137
Maxis Bhd.	88,100	122
AMMB Holdings Bhd.	65,200	67
YTL Corp. Bhd.	168,700	58
Telekom Malaysia Bhd.	42,000	56
2 Astro Malaysia Holdings Bhd.	73,100	45
Alliance Financial Group Bhd.	43,100	37
YTL Power International Bhd.	106,900	35
Westports Holdings Bhd.	27,900	26
Berjaya Sports Toto Bhd.	38,300	25
KLCCP Stapled Group	14,000	25
British American Tobacco Malaysia Bhd.	1,300	14
		1,595
Mexico (0.1%)
Grupo Aeroportuario del Pacifico SAB de CV Class B	11,100	86
Infraestructura Energetica Nova SAB de CV	16,500	73

Grupo Financiero Santander Mexico SAB de CV Class B	44,900	64
		223
Netherlands (2.4%)
Unilever NV	50,265	2,039
ING Groep NV	125,834	1,808
Koninklijke Philips NV	30,204	886
* ArcelorMittal	59,839	467
NN Group NV	10,573	374
Koninklijke DSM NV	5,598	357
Aegon NV	58,058	316
Koninklijke KPN NV	105,367	303
2 ABN AMRO Group NV	9,944	234
Randstad Holding NV	3,431	200
Boskalis Westminster	2,871	106
* OCI NV	2,412	45
		7,135
New Zealand (0.2%)
Fletcher Building Ltd.	22,161	171
Spark New Zealand Ltd.	58,703	151
Contact Energy Ltd.	27,942	98
Meridian Energy Ltd.	42,940	83
SKYCITY Entertainment Group Ltd.	19,704	55
SKY Network Television Ltd.	13,004	44
Mercury NZ Ltd.	18,840	42
Air New Zealand Ltd.	15,450	24
Vector Ltd.	6,960	16
Warehouse Group Ltd.	7,540	15
		699
Norway (0.8%)
DNB ASA	34,614	577
Statoil ASA	30,555	570
Telenor ASA	22,732	360
Orkla ASA	25,240	235
Yara International ASA	5,474	231
Marine Harvest ASA	12,445	220
Gjensidige Forsikring ASA	5,623	97
		2,290
Pakistan (0.0%)
Fauji Fertilizer Co. Ltd.	25,700	28
Oil & Gas Development Co. Ltd.	16,700	26
National Bank of Pakistan	28,500	20
Pakistan Petroleum Ltd.	9,900	17
		91
Philippines (0.0%)
* PLDT Inc.	1,530	45
Aboitiz Power Corp.	40,400	34
Manila Electric Co.	5,740	33
Globe Telecom Inc.	470	17
		129
Poland (0.4%)
Powszechna Kasa Oszczednosci Bank Polski SA	29,199	224
Polski Koncern Naftowy ORLEN SA	10,669	217
Powszechny Zaklad Ubezpieczen SA	20,903	184
Bank Pekao SA	5,379	182
KGHM Polska Miedz SA	4,860	151

Bank Zachodni WBK SA	991	86
Polskie Gornictwo Naftowe i Gazownictwo SA	59,996	82
* mBank SA	468	44
Orange Polska SA	18,821	25
* Tauron Polska Energia SA	32,472	24
Asseco Poland SA	1,615	23
Bank Handlowy w Warszawie SA	1,111	21
* Enea SA	5,514	14
Energa SA	5,458	14
Synthos SA	9,040	14
Budimex SA	185	10
		1,315
Portugal (0.2%)
Galp Energia SGPS SA	16,037	236
EDP - Energias de Portugal SA	77,387	225
		461
Russia (1.2%)
Gazprom PJSC ADR	119,076	591
Lukoil PJSC ADR	10,179	574
Tatneft PJSC ADR	9,077	370
Gazprom PJSC	108,825	271
Lukoil PJSC	4,695	263
MMC Norilsk Nickel PJSC ADR	15,844	257
Rosneft Oil Co. PJSC GDR	38,289	254
Mobile TeleSystems PJSC ADR	14,893	156
Alrosa OJSC	82,900	146
Surgutneftegas OAO Preference Shares	246,744	141
Moscow Exchange MICEX-RTS PJSC	44,146	98
Severstal PJSC GDR	5,958	95
Novolipetsk Steel PJSC	28,780	56
Inter RAO UES PJSC	797,000	54
Bashneft PJSC	742	50
Sistema PJSC FC GDR	5,143	49
Rostelecom PJSC ADR	5,736	49
PhosAgro PJSC GDR	2,623	40
MegaFon PJSC GDR	3,499	38
* Aeroflot PJSC	10,400	30
Magnitogorsk Iron & Steel OJSC	42,500	28
LSR Group PJSC GDR	6,084	23
E.ON Russia JSC	369,000	17
Tatneft PAO Preference Shares	4,340	16
Acron JSC	266	15
Rostelecom PJSC	2,810	4
		3,685
Singapore (1.4%)
DBS Group Holdings Ltd.	58,900	796
Oversea-Chinese Banking Corp. Ltd.	107,200	715
Singapore Telecommunications Ltd.	240,000	660
United Overseas Bank Ltd.	39,500	587
Keppel Corp. Ltd.	47,100	207
Singapore Exchange Ltd.	29,186	153
Singapore Press Holdings Ltd.	54,200	133
Singapore Technologies Engineering Ltd.	53,000	124
Singapore Airlines Ltd.	17,600	124
ComfortDelGro Corp. Ltd.	67,700	116
Golden Agri-Resources Ltd.	228,800	69

SATS Ltd.	17,700	66
Hutchison Port Holdings Trust	154,300	66
Sembcorp Industries Ltd.	25,000	56
Singapore Post Ltd.	48,800	51
Venture Corp. Ltd.	6,900	50
StarHub Ltd.	22,200	47
Yangzijiang Shipbuilding Holdings Ltd.	56,100	32
Sembcorp Marine Ltd.	21,700	23
SIA Engineering Co. Ltd.	7,500	19
* Noble Group Ltd.	94,900	11
M1 Ltd.	7,800	11
		4,116
South Africa (1.4%)
Sasol Ltd.	18,132	541
MTN Group Ltd.	56,817	530
Standard Bank Group Ltd.	39,625	424
FirstRand Ltd.	96,780	361
Sanlam Ltd.	57,080	276
Vodacom Group Ltd.	16,869	189
Woolworths Holdings Ltd.	30,789	169
Barclays Africa Group Ltd.	13,452	158
Tiger Brands Ltd.	5,172	156
Nedbank Group Ltd.	7,079	122
RMB Holdings Ltd.	23,409	113
Mr Price Group Ltd.	7,688	93
Life Healthcare Group Holdings Ltd.	37,194	93
New Europe Property Investments plc	7,737	90
SPAR Group Ltd.	6,350	90
Truworths International Ltd.	14,744	89
AVI Ltd.	10,862	74
Imperial Holdings Ltd.	5,598	70
MMI Holdings Ltd.	35,447	65
Investec Ltd.	9,195	65
Telkom SA SOC Ltd.	9,660	53
Barloworld Ltd.	5,857	48
Coronation Fund Managers Ltd.	7,418	37
Tongaat Hulett Ltd.	3,573	36
Massmart Holdings Ltd.	3,418	34
AECI Ltd.	3,960	30
Omnia Holdings Ltd.	2,208	30
JSE Ltd.	2,374	28
Tsogo Sun Holdings Ltd.	14,379	28
* Nampak Ltd.	17,413	24
Liberty Holdings Ltd.	2,949	24
Santam Ltd.	943	17
Sun International Ltd.	2,486	16
Oceana Group Ltd.	956	8
		4,181
South Korea (0.8%)
KB Financial Group Inc.	13,573	549
POSCO	2,225	520
KT&G Corp.	3,510	304
Woori Bank	17,457	197
Hyundai Motor Co. Preference Shares	1,632	131
SK Telecom Co. Ltd. ADR	5,994	129
Industrial Bank of Korea	9,502	104

Mirae Asset Daewoo Co. Ltd.	11,802	89
Hyundai Motor Co. 2nd Preference Shares	1,061	88
Doosan Heavy Industries & Construction Co. Ltd.	2,124	50
DGB Financial Group Inc.	5,280	45
Hyundai Marine & Fire Insurance Co. Ltd.	1,677	43
Hanwha Life Insurance Co. Ltd.	7,349	41
Samsung Card Co. Ltd.	1,004	34
NH Investment & Securities Co. Ltd.	3,227	32
Doosan Corp.	243	22
* KT Corp. ADR	948	14
		2,392
Spain (3.4%)
Banco Santander SA	469,859	2,625
Banco Bilbao Vizcaya Argentaria SA	213,047	1,449
Telefonica SA	139,050	1,345
Iberdrola SA	191,761	1,211
* Repsol SA	36,067	535
CaixaBank SA	105,463	387
Abertis Infraestructuras SA	22,301	319
* Ferrovial SA	15,910	289
Red Electrica Corp. SA	15,035	269
Banco de Sabadell SA	167,335	253
Endesa SA	10,693	220
Gas Natural SDG SA	9,906	191
Enagas SA	7,609	187
Bankinter SA	22,438	181
* ACS Actividades de Construccion y Servicios SA	5,650	174
Bankia SA	158,559	168
Distribuidora Internacional de Alimentacion SA	20,557	109
Mapfre SA	33,556	102
Mediaset Espana Comunicacion SA	5,589	68
* Acerinox SA	4,664	64
Zardoya Otis SA	5,391	45
* Banco Popular Espanol SA	11,990	12
		10,203
Sweden (2.9%)
Nordea Bank AB	108,654	1,312
Hennes & Mauritz AB Class B	32,717	936
Swedbank AB Class A	36,008	910
Svenska Handelsbanken AB Class A	49,074	733
Volvo AB Class B	53,137	680
Telefonaktiebolaget LM Ericsson Class B	101,257	599
Investor AB Class B	14,581	582
Skandinaviska Enskilda Banken AB Class A	48,693	547
Sandvik AB	37,286	503
Telia Co. AB	88,557	359
Skanska AB Class B	11,992	293
SKF AB	11,913	240
Swedish Match AB	6,235	203
Industrivarden AB Class A	9,096	188
* Kinnevik AB	6,829	175
Tele2 AB	13,265	117
Husqvarna AB	13,438	113
Industrivarden AB	2,381	46
SKF AB Class A	2,018	41

Svenska Handelsbanken AB Class B	2,289	34
		8,611
Switzerland (9.4%)
Nestle SA	100,377	7,354
Novartis AG	76,798	5,670
Roche Holding AG	22,916	5,430
UBS Group AG	113,347	1,842
ABB Ltd.	62,163	1,482
Zurich Insurance Group AG	4,802	1,383
Credit Suisse Group AG	68,072	1,039
Swiss Re AG	10,640	994
LafargeHolcim Ltd.	15,821	852
Adecco Group AG	5,093	365
SGS SA	167	354
Swisscom AG	760	335
Swiss Life Holding AG	1,040	316
Kuehne & Nagel International AG	1,620	222
Baloise Holding AG	1,539	198
Swiss Prime Site AG	2,069	172
PSP Swiss Property AG	1,381	124
Helvetia Holding AG	202	114
Pargesa Holding SA	1,327	88
Banque Cantonale Vaudoise	85	58
		28,392
Taiwan (4.5%)
Taiwan Semiconductor Manufacturing Co. Ltd.	741,800	4,420
Hon Hai Precision Industry Co. Ltd.	463,000	1,242
Formosa Plastics Corp.	152,000	439
Formosa Chemicals & Fibre Corp.	135,000	418
Nan Ya Plastics Corp.	176,000	415
Delta Electronics Inc.	68,000	380
Cathay Financial Holding Co. Ltd.	246,000	375
Fubon Financial Holding Co. Ltd.	223,000	362
CTBC Financial Holding Co. Ltd.	575,120	328
MediaTek Inc.	45,000	308
Chunghwa Telecom Co. Ltd. ADR	8,535	269
Mega Financial Holding Co. Ltd.	334,000	249
Asustek Computer Inc.	22,996	201
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,160	190
Catcher Technology Co. Ltd.	22,000	179
Taiwan Mobile Co. Ltd.	52,000	174
First Financial Holding Co. Ltd.	294,424	164
Quanta Computer Inc.	80,000	163
Advanced Semiconductor Engineering Inc. ADR	27,203	156
Formosa Petrochemical Corp.	42,000	143
Pegatron Corp.	59,000	142
Yuanta Financial Holding Co. Ltd.	353,000	140
Hotai Motor Co. Ltd.	12,000	138
Far EasTone Telecommunications Co. Ltd.	55,000	131
Hua Nan Financial Holdings Co. Ltd.	246,928	130
Innolux Corp.	274,000	116
Taiwan Cement Corp.	102,000	116
China Development Financial Holding Corp.	437,000	112
United Microelectronics Corp. ADR	61,462	111
Cheng Shin Rubber Industry Co. Ltd.	54,997	109
Lite-On Technology Corp.	70,194	106

Taishin Financial Holding Co. Ltd.	273,275	103
Pou Chen Corp.	81,000	103
Siliconware Precision Industries Co. Ltd. ADR	13,427	102
Foxconn Technology Co. Ltd.	35,190	99
Far Eastern New Century Corp.	119,000	99
Chunghwa Telecom Co. Ltd.	29,000	95
SinoPac Financial Holdings Co. Ltd.	312,400	92
Compal Electronics Inc.	142,000	86
Wistron Corp.	85,256	73
Advanced Semiconductor Engineering Inc.	62,000	68
Inventec Corp.	88,999	67
Novatek Microelectronics Corp.	18,000	64
Vanguard International Semiconductor Corp.	30,000	54
Asia Cement Corp.	62,000	53
Realtek Semiconductor Corp.	15,000	52
Teco Electric and Machinery Co. Ltd.	52,000	47
Synnex Technology International Corp.	42,000	44
Eternal Materials Co. Ltd.	32,320	35
Formosa Taffeta Co. Ltd.	35,000	34
United Microelectronics Corp.	91,000	33
Chicony Electronics Co. Ltd.	13,019	31
Nanya Technology Corp.	18,000	28
Transcend Information Inc.	9,000	25
Oriental Union Chemical Corp.	27,000	24
Taiwan Secom Co. Ltd.	8,000	22
Capital Securities Corp.	76,000	22
Wan Hai Lines Ltd.	36,000	20
Feng Hsin Steel Co. Ltd.	13,000	20
Far Eastern International Bank	64,260	19
Cathay Real Estate Development Co. Ltd.	25,900	15
Cheng Uei Precision Industry Co. Ltd.	11,000	13
China Motor Corp.	14,000	13
Siliconware Precision Industries Co. Ltd.	8,000	12
Ton Yi Industrial Corp.	22,000	10
U-Ming Marine Transport Corp.	8,000	7
		13,610
Thailand (0.8%)
* PTT PCL	46,000	528
Siam Cement PCL NVDR	20,500	295
* Siam Commercial Bank PCL (Local)	50,800	218
* Advanced Info Service PCL (Local)	38,112	172
* PTT Global Chemical PCL	66,999	129
Siam Commercial Bank PCL	28,000	120
* Krung Thai Bank PCL	212,900	115
* Charoen Pokphand Foods PCL	135,600	110
Siam Cement PCL (Foreign)	7,550	108
Bangkok Bank PCL (Foreign)	16,800	87
* Intouch Holdings PCL	47,000	71
* Banpu PCL (Local)	119,650	66
* Thai Oil PCL	31,300	64
* Thai Union Group PCL	99,300	59
* Land & Houses PCL	204,000	56
* Electricity Generating PCL	9,197	53
* IRPC PCL	348,700	51
* Ratchaburi Electricity Generating Holding PCL (Local)	29,000	42
* Delta Electronics Thailand PCL	14,600	35
Intouch Holdings NVDR	18,400	28

* Total Access Communication PCL (Local)	24,800	28
* Glow Energy PCL	11,600	26
* Siam City Cement PCL (Local)	1,800	14
Banpu PCL	8,550	5
		2,480
Turkey (0.1%)
* Turkcell Iletisim Hizmetleri AS	31,344	94
Tupras Turkiye Petrol Rafinerileri AS	3,995	87
Eregli Demir ve Celik Fabrikalari TAS	50,655	78
Tofas Turk Otomobil Fabrikasi AS	5,298	37
Arcelik AS	5,583	34
Akcansa Cimento AS	6,077	23
TAV Havalimanlari Holding AS	4,675	19
Aygaz AS	2,512	8
		380
United Arab Emirates (0.3%)
Emirates Telecommunications Group Co. PJSC	55,416	270
First Gulf Bank PJSC	38,002	134
Abu Dhabi Commercial Bank PJSC	60,918	119
Dubai Islamic Bank PJSC	50,258	81
Union National Bank PJSC	31,483	38
Emaar Malls PJSC	50,875	35
DAMAC Properties Dubai Co. PJSC	46,902	35
Dubai Investments PJSC	49,789	33
Al Waha Capital PJSC	33,830	21
Air Arabia PJSC	47,462	18
* Union Properties PJSC	24,088	7
		791
United Kingdom (16.2%)
HSBC Holdings plc	652,803	5,569
Royal Dutch Shell plc Class B	134,171	3,790
British American Tobacco plc	60,903	3,759
BP plc	619,904	3,702
Royal Dutch Shell plc Class A	129,304	3,507
GlaxoSmithKline plc	158,585	3,065
AstraZeneca plc	41,174	2,185
Vodafone Group plc	865,661	2,120
Rio Tinto plc	39,481	1,749
Lloyds Banking Group plc	2,086,103	1,711
Barclays plc	551,670	1,531
Imperial Brands plc	31,654	1,466
National Grid plc	122,906	1,440
BHP Billiton plc	69,037	1,259
BT Group plc	273,631	1,049
* Standard Chartered plc	87,876	861
Aviva plc	132,657	799
BAE Systems plc	104,564	768
SSE plc	32,991	620
Legal & General Group plc	195,362	579
Centrica plc	177,131	501
Sky plc	34,325	434
Old Mutual plc	160,214	421
Standard Life plc	64,965	284
United Utilities Group plc	22,000	255
RSA Insurance Group plc	33,057	239
Smiths Group plc	12,413	235

Persimmon plc		9,639	235
Marks & Spencer Group plc		53,949	229
Next plc		4,686	226
Severn Trent plc		7,768	223
St. James's Place plc		16,349	221
Taylor Wimpey plc		103,831	219
TUI AG		14,908	219
Pearson plc		26,711	208
Direct Line Insurance Group plc		46,343	208
Barratt Developments plc		32,410	195
J Sainsbury plc		55,149	179
Provident Financial plc		5,141	177
DS Smith plc		31,340	175
Weir Group plc		6,911	175
Royal Mail plc		31,176	162
G4S plc		48,681	157
Investec plc		21,249	151
Berkeley Group Holdings plc		4,267	151
Meggitt plc		27,813	147
John Wood Group plc		13,756	146
Admiral Group plc		6,349	142
Pennon Group plc		14,094	141
IMI plc		8,524	125
Tate & Lyle plc		14,798	125
Bellway plc		3,935	123
Inmarsat plc		13,900	107
Aberdeen Asset Management plc		32,066	106
Petrofac Ltd.		8,334	97
Henderson Group plc		34,574	95
easyJet plc		7,079	85
* NEX Group plc		9,959	72
Ashmore Group plc		10,915	43
Cobham plc		4,410	8
			48,970
Total Common Stocks (Cost $280,803)			297,930
	Coupon
Temporary Cash Investment (1.8%)[1]
Money Market Fund (1.8%)
3,4 Vanguard Market Liquidity Fund (Cost $5,388)	0.856%	53,879	5,388

Total Investments (100.6%) (Cost $286,191)			303,318
Other Assets and Liabilities-Net (-0.6%)[4,5]			(1,786)
Net Assets (100%)			301,532

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,524,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the aggregate value of these securities was $624,000, representing 0.2% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $1,645,000 of collateral received for securities on loan.
5 Cash of $190,000 has been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	26,831	5,339	—
Common Stocks—Other	1,127	264,633	—
Temporary Cash Investments	5,388	—	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	33,344	269,972	—

1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2017	32	3,639	17

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At January 31, 2017, the cost of investment securities for tax purposes was $286,218,000. Net unrealized appreciation of investment securities for tax purposes was $17,100,000, consisting of unrealized gains of $22,149,000 on securities that had risen in value since their purchase and $5,049,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard International Dividend Appreciation Index

Schedule of Investments (unaudited)

As of January 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Australia (4.9%)
BHP Billiton Ltd.	288,786	5,859
CSL Ltd.	41,625	3,549
Woolworths Ltd.	113,903	2,126
Ramsay Health Care Ltd.	18,102	917
Domino's Pizza Enterprises Ltd.	7,843	354
Washington H Soul Pattinson & Co. Ltd.	19,812	234
InvoCare Ltd.	11,636	117
Retail Food Group Ltd.	14,739	72
FlexiGroup Ltd.	38,439	67
Collection House Ltd.	19,469	20
		13,315
Belgium (0.6%)
Groupe Bruxelles Lambert SA	14,390	1,226
Sofina SA	2,746	373
* Fagron	6,237	61
		1,660
Brazil (0.0%)
Ez Tec Empreendimentos e Participacoes SA	13,288	77

Canada (16.3%)
Canadian National Railway Co.	70,688	4,913
Suncor Energy Inc.	139,978	4,342
BCE Inc.	77,994	3,516
TransCanada Corp.	71,705	3,383
Enbridge Inc.	77,838	3,314
Thomson Reuters Corp.	68,293	3,061
Canadian Natural Resources Ltd.	98,206	2,969
Imperial Oil Ltd.	75,832	2,493
TELUS Corp.	53,825	1,797
Rogers Communications Inc. Class B	36,054	1,564
Saputo Inc.	35,225	1,297
Fortis Inc.	35,829	1,152
Franco-Nevada Corp.	15,960	1,038
Shaw Communications Inc. Class B	39,773	858
Intact Financial Corp.	11,527	842
Metro Inc.	21,081	640
^ Inter Pipeline Ltd.	29,498	640
CCL Industries Inc. Class B	2,999	617
^ Emera Inc.	17,589	614
SNC-Lavalin Group Inc.	13,263	572
Canadian Utilities Ltd. Class A	17,399	495
Keyera Corp.	15,987	469
CAE Inc.	23,323	331
Atco Ltd.	9,010	317
^ Ritchie Bros Auctioneers Inc.	9,624	312
Finning International Inc.	15,150	307
Toromont Industries Ltd.	6,617	214
Stella-Jones Inc.	6,440	198

Empire Co. Ltd.	15,573	195
^ Canadian Western Bank	8,065	183
Cogeco Communications Inc.	3,324	181
ShawCor Ltd.	6,155	172
Laurentian Bank of Canada	3,791	172
^ Corus Entertainment Inc. Class B	16,290	162
Jean Coutu Group PJC Inc. Class A	8,361	131
Molson Coors Canada Inc. Class B	1,358	131
^ Home Capital Group Inc. Class B	5,725	131
Pason Systems Inc.	7,821	114
Enghouse Systems Ltd.	2,686	105
Transcontinental Inc. Class A	6,222	104
Boyd Group Income Fund	1,582	104
Ensign Energy Services Inc.	12,208	83
Gluskin Sheff & Associates Inc.	4,206	59
Computer Modelling Group Ltd.	8,188	59
^ Alaris Royalty Corp.	2,600	44
High Liner Foods Inc.	2,780	41
		44,436
China (7.3%)
Tencent Holdings Ltd.	550,000	14,380
China Overseas Land & Investment Ltd.	982,000	2,884
Hengan International Group Co. Ltd.	109,000	892
China Gas Holdings Ltd.	447,000	647
ENN Energy Holdings Ltd.	100,000	493
China Everbright International Ltd.	398,000	483
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	70,940	102
Huaxin Cement Co. Ltd. Class B	70,500	51
		19,932
Colombia (0.3%)
Grupo de Inversiones Suramericana SA	42,311	564
Bancolombia SA ADR	8,971	340
Bancolombia SA Preference Shares	4,617	43
		947
Denmark (3.3%)
Novo Nordisk A/S Class B	185,436	6,702
Coloplast A/S Class B	17,690	1,268
Novozymes A/S	23,157	903
		8,873
Finland (0.0%)
Raisio Oyj	12,620	48

France (9.6%)
Sanofi	117,383	9,435
L'Oreal SA	50,626	9,205
Hermes International	9,477	4,118
Essilor International SA	19,453	2,282
SEB SA	4,442	559
Rubis SCA	3,833	323
IPSOS	4,149	137
		26,059
Germany (2.8%)
Fresenius SE & Co. KGaA	49,023	3,880
Fresenius Medical Care AG & Co. KGaA	27,823	2,271
Fielmann AG	7,555	528

CTS Eventim AG & Co. KGaA	8,731	304
Fuchs Petrolub SE Preference Shares	6,520	298
AURELIUS Equity Opportunities SE & Co. KGaA	2,909	184
BayWa AG	3,264	111
		7,576
Hong Kong (5.6%)
Jardine Matheson Holdings Ltd.	62,983	3,885
Jardine Strategic Holdings Ltd.	100,400	3,826
MTR Corp. Ltd.	526,000	2,672
Hong Kong & China Gas Co. Ltd.	1,144,600	2,155
Cheung Kong Infrastructure Holdings Ltd.	225,000	1,809
Techtronic Industries Co. Ltd.	163,000	564
Minth Group Ltd.	97,000	314
		15,225
India (10.3%)
Tata Consultancy Services Ltd.	177,216	5,827
HDFC Bank Ltd. ADR	68,254	4,705
ITC Ltd.	1,085,546	4,136
Housing Development Finance Corp. Ltd.	141,990	2,867
Infosys Ltd. ADR	189,751	2,613
Larsen & Toubro Ltd.	82,221	1,756
Axis Bank Ltd.	213,628	1,469
Asian Paints Ltd.	86,123	1,232
IndusInd Bank Ltd.	53,543	988
Lupin Ltd.	40,615	883
Power Finance Corp. Ltd.	236,506	454
HDFC Bank Ltd.	22,105	420
LIC Housing Finance Ltd.	45,338	370
Infosys Ltd.	16,805	230
Reliance Infrastructure Ltd.	23,471	179
Larsen & Toubro Ltd. GDR	1,491	32
		28,161
Indonesia (0.1%)
Indocement Tunggal Prakarsa Tbk PT	332,800	375

Ireland (0.6%)
Kerry Group plc Class A	15,677	1,102
Glanbia plc	26,080	441
		1,543
Israel (1.1%)
Teva Pharmaceutical Industries Ltd.	91,786	3,022

Italy (0.1%)
DiaSorin SPA	5,031	300

Japan (9.0%)
Nippon Telegraph & Telephone Corp.	188,008	8,305
Yahoo Japan Corp.	511,000	2,145
Asahi Group Holdings Ltd.	42,900	1,510
Unicharm Corp.	55,300	1,246
Nitori Holdings Co. Ltd.	10,200	1,143
Sysmex Corp.	18,600	1,118
West Japan Railway Co.	16,900	1,101
Daito Trust Construction Co. Ltd.	7,100	993
M3 Inc.	28,900	776
Lawson Inc.	8,700	635

Don Quijote Holdings Co. Ltd.	13,700	497
Sundrug Co. Ltd.	6,100	421
Shimamura Co. Ltd.	3,200	419
Mitsubishi UFJ Lease & Finance Co. Ltd.	78,500	418
Rinnai Corp.	4,600	391
Kakaku.com Inc.	19,200	348
Kobayashi Pharmaceutical Co. Ltd.	7,300	325
Miraca Holdings Inc.	5,600	255
Kaken Pharmaceutical Co. Ltd.	4,000	203
Relo Group Inc.	1,300	191
Glory Ltd.	6,000	187
Fuyo General Lease Co. Ltd.	3,700	184
Yaoko Co. Ltd.	4,500	183
Aeon Delight Co. Ltd.	5,700	164
San-A Co. Ltd.	3,500	162
^ GMO Payment Gateway Inc.	3,200	159
Kissei Pharmaceutical Co. Ltd.	5,700	140
Ci:z Holdings Co. Ltd.	4,600	133
SHO-BOND Holdings Co. Ltd.	2,942	125
Modec Inc.	6,700	112
NEC Networks & System Integration Corp.	5,800	106
Siix Corp.	2,700	98
Hiday Hidaka Corp.	4,000	95
F@N Communications Inc.	11,000	72
Hamakyorex Co. Ltd.	3,500	67
Meiko Network Japan Co. Ltd.	400	4
JP-Holdings Inc.	400	1
		24,432
Mexico (1.3%)
America Movil SAB de CV	3,768,152	2,374
Grupo Financiero Inbursa SAB de CV	596,190	884
Kimberly-Clark de Mexico SAB de CV Class A	150,200	270
		3,528
Netherlands (2.7%)
Unilever NV	154,224	6,256
Wolters Kluwer NV	26,606	1,017
		7,273
New Zealand (0.1%)
Ryman Healthcare Ltd.	45,528	291

Norway (0.1%)
Tomra Systems ASA	13,823	151

Philippines (0.7%)
SM Investments Corp.	108,125	1,500
Jollibee Foods Corp.	96,036	397
Manila Water Co. Inc.	193,400	117
		2,014
Poland (0.0%)
Asseco Poland SA	7,867	113

South Africa (2.5%)
Naspers Ltd.	39,431	6,282
Discovery Ltd.	58,588	500

EOH Holdings Ltd.	11,858	129
		6,911
South Korea (1.6%)
Hyundai Motor Co.	19,790	2,382
Hyundai Mobis Co. Ltd.	8,749	1,820
Dongsuh Cos. Inc.	8,299	183
		4,385
Spain (1.1%)
Abertis Infraestructuras SA	87,702	1,257
Red Electrica Corp. SA	49,127	878
Enagas SA	21,927	538
Viscofan SA	4,309	219
Vidrala SA	2,307	126
Miquel y Costas & Miquel SA	1,911	51
		3,069
Sweden (0.4%)
Castellum AB	24,242	334
Hufvudstaden AB Class A	18,695	298
Intrum Justitia AB	6,695	225
Wihlborgs Fastigheter AB	8,061	154
		1,011
Switzerland (11.4%)
Nestle SA	142,370	10,431
Novartis AG	139,361	10,289
Roche Holding AG	38,853	9,206
Galenica AG	579	635
Chocoladefabriken Lindt & Spruengli AG	95	527
		31,088
Thailand (0.1%)
* Glow Energy PCL	132,100	293

Turkey (0.1%)
BIM Birlesik Magazalar AS	27,343	390

United Kingdom (5.9%)
Shire plc	80,822	4,500
BHP Billiton plc	189,535	3,457
Associated British Foods plc	70,851	2,135
Experian plc	88,319	1,706
Smith & Nephew plc	81,786	1,223
Micro Focus International plc	19,780	535
Hikma Pharmaceuticals plc	21,210	488
Rightmove plc	8,179	415
JD Sports Fashion plc	92,953	407
John Wood Group plc	37,583	398
Inmarsat plc	39,671	304
* IWG plc	74,753	235
Abcam plc	19,188	198
		16,001
Total Common Stocks (Cost $273,655)		272,499

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.4%)[1]
Money Market Fund (1.3%)
2,3 Vanguard Market Liquidity Fund	0.856%		35,108	3,511

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
4 United States Treasury Bill	0.566%	5/4/17	200	200
Total Temporary Cash Investments (Cost $3,711)				3,711
Total Investments (101.3%) (Cost $277,366)				276,210
Other Assets and Liabilities-Net (-1.3%)				(3,443)
Net Assets (100%)				272,767

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,785,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $1,884,000 of collateral received for securities on loan.
4 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	48,911	77	—
Common Stocks—Other	7,318	216,193	—
Temporary Cash Investments	3,511	200	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	59,739	216,470	—

1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2017	2	227	3

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At January 31, 2017, the cost of investment securities for tax purposes was $277,549,000. Net unrealized depreciation of investment securities for tax purposes was $1,339,000, consisting of unrealized gains of $9,859,000 on securities that had risen in value since their purchase and $11,198,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WHITEHALL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: March 22, 2017
VANGUARD WHITEHALL FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: March 22, 2017

* By:/s/ ANNE E. ROBINSON

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548, Incorporated by Reference.